UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – June 30, 2010

Item 1: Reports to Shareholders

Vanguard Tax-Managed Funds®
Semiannual Report

June 30, 2010

Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Growth and Income Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

> For the six months ended June 30, 2010, the returns for the domestic Vanguard Tax-Managed Funds ranged from about –1% for the Tax-Managed Small-Cap Fund to nearly –7% for both the Tax-Managed Capital Appreciation Fund and Tax-Managed Growth and Income Fund.

> Amid concerns about the global economy’s recovery, stocks declined during the period. Small- and mid-cap stocks outperformed their large-cap brethren.

> Information technology holdings weighed most heavily on the returns of all four funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	3
Tax-Managed Balanced Fund.	8
Tax-Managed Growth and Income Fund.	37
Tax-Managed Capital Appreciation Fund.	54
Tax-Managed Small-Cap Fund.	72
About Your Fund’s Expenses.	89
Trustees Approve Advisory Arrangement.	91
Glossary.	92

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Tax-Managed Balanced Fund	-1.70%
Tax-Managed Balanced Composite Index	-1.31
Mixed-Asset Target Allocation Moderate Funds Average	-2.52
Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays Capital 7 Year Municipal Bond Index.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.
Vanguard Tax-Managed Growth and Income Fund
Investor Shares	-6.72%
Admiral™ Shares	-6.69
Institutional Shares	-6.67
S&P 500 Index	-6.65
Large-Cap Core Funds Average	-7.89
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	-6.68%
Admiral™ Shares	-6.63
Institutional Shares	-6.60
Russell 1000 Index	-6.40
Multi-Cap Core Funds Average	-6.32
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Tax-Managed Small-Cap Fund
Investor Shares	-0.91%
Institutional Shares	-0.86
S&P SmallCap 600 Index	-0.88
Small-Cap Core Funds Average	-2.08
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

In a departure from the previous year, all four domestic Vanguard Tax-Managed Funds posted negative returns for the first six months of 2010. (We review the performance of Vanguard Tax-Managed International Fund in a separate report.) The stock market tumbled over the final three months of the fiscal half-year as credit issues in Greece and other European nations threatened to affect the global economy. The returns of the four funds hewed closely to their benchmark indexes, albeit with modest differences produced by real-world portfolio management costs and the funds’ tax-management mandates. The Tax-Managed Capital Appreciation Fund was the only one of the four that didn’t outperform its peer group.

The Tax-Managed Small-Cap Fund’s return of about –1% was the best of the group, followed by the Tax-Managed Balanced Fund’s return of nearly –2%. The Tax-Managed Capital Appreciation Fund and the Tax-Managed Growth and Income Fund both recorded returns of about –7%.

Sovereign debt worries pulled down stock returns
After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from non-U.S. stocks, particularly in Europe, where the euro fell noticeably in value.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. As worries persisted about possible fallout from Europe’s sovereign debt problems, many investors sought safety in U.S. Treasuries. Higher-quality corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

Market Barometer

			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

CPI
Consumer Price Index	0.93%	1.05%	2.30%

All four funds declined on across-the-board weakness
During the fiscal half-year, risk-averse investors generally sought more conservative options. This helped the Tax-Managed Balanced Fund, whose significant fixed income holdings helped to offset its declining equities. All ten sectors of the Tax-Managed Growth and Income Fund, the Tax-Managed Capital Appreciation Fund, and the stock portion of the Tax-Managed Balanced Fund finished in negative territory. The Tax- Managed Small-Cap Fund managed positive returns in four of the ten industry sectors, although none of the results were especially notable.

Information technology companies of every size hindered returns. The sector, the largest in all but the Small-Cap Fund, is particularly sensitive to economic cycles and was one of the worst performers. Amid signs of economic weakness and talk of a double-dip recession, many investors became anxious that corporations would not continue their recent spending on system upgrades and new products.

Although energy holdings aren’t among the largest sectors for any of the four funds, the industry contributed to the funds’ weak returns. BP, the global energy giant responsible for the Gulf Coast oil disaster, isn’t held by any of the funds, but

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Tax-Managed Balanced Fund	0.15%	—	—	0.95%
Tax-Managed Growth and Income
Fund	0.21	0.15%	0.09%	1.27
Tax-Managed Capital Appreciation
Fund	0.21	0.15	0.09	1.20
Tax-Managed Small-Cap Fund	0.19	—	0.09	1.50
The fund expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended June 30, 2010, the funds’ annualized expense ratios were: for the Tax-Managed Balanced Fund, 0.15%; for the Tax-Managed Growth and Income Fund, 0.20% for Investor Shares, 0.12% for Admiral Shares, and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.20% for Investor Shares, 0.12% for Admiral Shares, and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.18% for Investor Shares and 0.08% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Growth and Income Fund, Large-Cap Core Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

the industry overall was dragged down by the spill and by concerns about legislation and a moratorium on offshore drilling.

The health care sector fell as companies worried that their profit margins might shrink because of regulatory changes. The economy’s soft spots exposed the industrial and materials sectors, which are cyclical in nature and sensitive to demand for various products and services.

Consumer discretionary stocks were the top performers for the Tax-Managed Small-Cap Fund. In the three other funds, these stocks declined slightly but still fared better than those in other sectors. The advances came mostly during the first months of the fiscal half-year, when consumers were more likely to make the sort of big-ticket purchases they had delayed during the depths of the financial crisis. Consumer staples, among the steadiest sectors, contributed positively to the Tax-Managed Small-Cap Fund and posted smaller negative returns than other sectors for the three others.

Diversification is crucial for long-term investors
After 13 months of mostly strong gains and good news, the stock market became reacquainted with turbulence during the fiscal half-year. Investors, who still have fresh memories of the 2008 financial crisis, received another reminder that stocks move in both directions. The second quarter of 2010 was the first negative quarter for stocks since the first quarter of 2009.

However, with risk comes opportunity. And it’s the stock market’s inherent risk that offers the possibility for returns that can outpace those of more conservative investments. To manage the volatility, we encourage you to develop a portfolio that is diversified across and within asset classes and that is based on your own goals, time horizon, and risk tolerance. With their expert portfolio management, tax-sensitive approach, and low costs, Vanguard’s Tax-Managed Funds can play a useful role in such a well-diversified investment approach.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 16, 2010

Your Fund’s Performance at a Glance
December 31, 2009 , Through June 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$18.75	$18.20	$0.239	$0.000
Vanguard Tax-Managed Growth and Income
Fund
Investor Shares	$24.30	$22.46	$0.223	$0.000
Admiral Shares	49.94	46.16	0.477	0.000
Institutional Shares	24.30	22.46	0.237	0.000
Vanguard Tax-Managed Capital Appreciation
Fund
Investor Shares	$27.19	$25.37	$0.003	$0.000
Admiral Shares	54.72	51.08	0.011	0.000
Institutional Shares	27.19	25.39	0.005	0.000
Vanguard Tax-Managed Small-Cap Fund
Investor Shares	$21.75	$21.55	$0.003	$0.000
Institutional Shares	21.80	21.61	0.003	0.000

Tax-Managed Balanced Fund

Fund Profile
As of June 30, 2010

Equity and Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	601	985	4,114
Median Market Cap $27.4B		$29.9B	$25.2B
Price/Earnings Ratio	17.0x	16.7x	17.6x
Price/Book Ratio	1.9x	1.9x	1.9x
Return on Equity	19.8%	19.8%	19.1%
Earnings Growth Rate	7.7%	6.6%	6.6%
Dividend Yield	1.7%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	23%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	2.03%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics
		Barclays 7
		Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	443	4,647	46,514
Yield to Maturity
(before expenses)	2.8%	2.8%	3.4%
Average Coupon	4.8%	5.0%	5.0%
Average Duration	5.6 years	5.2 years	8.3 years
Average Effective
Maturity	6.3 years	6.9 years	13.5 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	Index
R-Squared	0.99	0.93
Beta	0.97	0.50
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.8%
Apple Inc.	Computer
	Hardware	2.2
Procter & Gamble Co.	Household
	Products	1.6
Microsoft Corp.	Systems Software	1.6
Johnson & Johnson	Pharmaceuticals	1.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
JPMorgan Chase & Co.	Diversified Financial
	Services	1.4
General Electric Co.	Industrial
	Conglomerates	1.4
Bank of America Corp.	Diversified Financial
	Services	1.4
Berkshire Hathaway Inc.	Property & Casualty
Class B	Insurance	1.4
Top Ten		16.8%
Top Ten as % of Total Net Assets		7.8%
The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 26, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratio was 0.15%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	10.7%	10.7%	11.4%
Consumer Staples	10.5	10.3	10.4
Energy	10.3	10.4	9.4
Financials	16.7	16.7	17.5
Health Care	12.2	12.2	11.7
Industrials	10.8	10.8	10.8
Information
Technology	18.6	18.4	18.7
Materials	3.8	3.8	3.9
Telecommunication
Services	2.9	2.9	2.7
Utilities	3.5	3.8	3.5

Distribution by Maturity (% of fixed income portfolio)

Under 1 Year	8.0%
1 - 3 Years	18.3
3 - 5 Years	12.6
5 - 10 Years	48.2
10 - 20 Years	12.7
20 - 30 Years	0.1
Over 30 Years	0.1

Largest Area Concentrations (% of fixed income portfolio)

New York	20.7%
California	11.8
New Jersey	6.5
Texas	5.6
Massachusetts	5.3
Georgia	4.5
Florida	3.8
Puerto Rico	3.6
Michigan	3.6
Arizona	3.3
Top Ten	68.7%
"Largest Area Concentration" figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of fixed income portfolio)

AAA	31.1%
AA	45.7
A	21.2
BBB	2.0
For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Balanced
Fund	9/6/1994	10.96%	2.57%	2.21%
Fee-Adjusted Returns		9.88	2.57	2.21
Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (46.2%)
Consumer Discretionary (4.9%)
	Walt Disney Co.	61,866	1,949
	McDonald’s Corp.	26,059	1,716
	Comcast Corp. Class A	83,945	1,458
*	Amazon.com Inc.	11,134	1,216
	Target Corp.	24,445	1,202
*	DIRECTV Class A	30,401	1,031
	Home Depot Inc.	36,599	1,027
	Lowe’s Cos. Inc.	49,115	1,003
*	Ford Motor Co.	96,900	977
	NIKE Inc. Class B	12,647	854
	News Corp. Class A	64,100	767
	Time Warner Inc.	25,796	746
	Viacom Inc. Class B	22,231	697
	Time Warner Cable Inc.	13,274	691
	Yum! Brands Inc.	17,405	679
	Starbucks Corp.	27,485	668
	TJX Cos. Inc.	15,493	650
*	Kohl’s Corp.	12,082	574
	Staples Inc.	29,898	570
	Best Buy Co. Inc.	15,075	510
	Coach Inc.	12,770	467
*	Bed Bath & Beyond Inc.	11,700	434
	Carnival Corp.	13,050	395
	Marriott International Inc.
	Class A	12,868	385
	Gap Inc.	19,725	384
	Starwood Hotels &
	Resorts Worldwide Inc.	9,242	383
	Macy’s Inc.	20,400	365
*	O’Reilly Automotive Inc.	7,344	349
	Ross Stores Inc.	6,486	346
	Hasbro Inc.	7,712	317
	Harley-Davidson Inc.	13,526	301
	Advance Auto Parts Inc.	5,980	300
	Polo Ralph Lauren Corp.
	Class A	3,902	285
*	Apollo Group Inc. Class A	6,500	276
*	BorgWarner Inc.	7,376	275

			Market
			Value•
		Shares	($000)
	DeVry Inc.	5,100	268
	DISH Network Corp. Class A	14,557	264
	Stanley Black & Decker Inc.	5,227	264
	PetSmart Inc.	8,668	261
	Cablevision Systems Corp.
	Class A	10,594	254
	Tiffany & Co.	6,700	254
*	Liberty Media Corp.-Starz	4,864	252
	Scripps Networks
	Interactive Inc. Class A	6,250	252
*	Pulte Group Inc.	28,465	236
	Strayer Education Inc.	1,120	233
	Washington Post Co. Class B	560	230
	Phillips-Van Heusen Corp.	4,936	228
	Gentex Corp.	12,600	227
	Jarden Corp.	8,400	226
	Lennar Corp. Class A	15,900	221
	RadioShack Corp.	11,321	221
*	Liberty Global Inc. Class A	8,400	218
	John Wiley & Sons Inc.
	Class A	5,453	211
*	Harman International
	Industries Inc.	6,730	201
	Weight Watchers
	International Inc.	7,600	195
	Tractor Supply Co.	3,200	195
	Thor Industries Inc.	8,190	194
	Brinker International Inc.	13,375	193
	Aaron’s Inc.	11,250	192
	International Speedway Corp.
	Class A	7,409	191
	Virgin Media Inc.	11,400	190
	Guess? Inc.	6,000	187
	International Game
	Technology	11,600	182
*	Dollar General Corp.	6,500	179
*	Morningstar Inc.	3,900	166
*	AutoZone Inc.	800	155
	Johnson Controls Inc.	5,700	153
*	Liberty Global Inc.	5,446	142

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Discovery
	Communications Inc.
	Class A	3,841	137
	Burger King Holdings Inc.	8,000	135
	DR Horton Inc.	13,399	132
	Wyndham Worldwide Corp.	6,300	127
	Family Dollar Stores Inc.	3,200	121
*	NVR Inc.	180	118
	Omnicom Group Inc.	3,200	110
	Comcast Corp.	6,476	106
*	Career Education Corp.	4,500	104
*	Autoliv Inc.	2,000	96
*	New York Times Co. Class A	11,000	95
	Chico’s FAS Inc.	7,000	69
*	Madison Square Garden Inc.
	Class A	2,648	52
*	Liberty Media Corp. - Capital	1,200	50
	H&R Block Inc.	2,600	41
*	MGM Resorts International	4,013	39
	Newell Rubbermaid Inc.	2,318	34
*	Toll Brothers Inc.	2,000	33
	CBS Corp. Class B	1,600	21
	Lennar Corp. Class B	680	8
	Darden Restaurants Inc.	50	2
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 03/02/2012	243	—
			32,912
Consumer Staples (4.9%)
	Procter & Gamble Co.	83,484	5,007
	Coca-Cola Co.	64,095	3,212
	PepsiCo Inc.	49,243	3,001
	Wal-Mart Stores Inc.	62,281	2,994
	Philip Morris
	International Inc.	47,900	2,196
	CVS Caremark Corp.	44,592	1,307
	Colgate-Palmolive Co.	16,235	1,279
	Kraft Foods Inc.	35,316	989
	Walgreen Co.	33,818	903
	Costco Wholesale Corp.	15,617	856
	Altria Group Inc.	38,700	776
	Archer-Daniels-Midland Co.	24,720	638
	General Mills Inc.	16,800	597
	Mead Johnson Nutrition Co.	9,438	473
	Dr Pepper Snapple
	Group Inc.	11,462	429
	Coca-Cola Enterprises Inc.	15,386	398
	Safeway Inc.	20,134	396
	JM Smucker Co.	6,134	369
	Bunge Ltd.	7,500	369
	Molson Coors Brewing Co.
	Class B	8,000	339
	Clorox Co.	5,400	336
	Estee Lauder Cos. Inc.
	Class A	6,013	335
	Brown-Forman Corp. Class B	5,851	335
	McCormick & Co. Inc.	8,400	319

			Market
			Value•
		Shares	($000)
	Kroger Co.	15,600	307
	Tyson Foods Inc. Class A	17,827	292
	Church & Dwight Co. Inc.	4,543	285
	Kimberly-Clark Corp.	4,672	283
*	Green Mountain Coffee
	Roasters Inc.	10,200	262
*	Hansen Natural Corp.	6,600	258
*	Ralcorp Holdings Inc.	4,600	252
	Del Monte Foods Co.	17,117	246
*	Energizer Holdings Inc.	4,894	246
*	Constellation Brands Inc.
	Class A	15,484	242
	Hormel Foods Corp.	5,973	242
	Alberto-Culver Co. Class B	8,409	228
	Corn Products
	International Inc.	7,388	224
*	Smithfield Foods Inc.	14,800	221
*	Dean Foods Co.	21,350	215
*	Central European
	Distribution Corp.	8,900	190
	Herbalife Ltd.	3,450	159
	Flowers Foods Inc.	6,400	156
	Avon Products Inc.	2,100	56
	Sysco Corp.	1,500	43
*	BJ’s Wholesale Club Inc.	900	33
*	NBTY Inc.	600	20
			32,313
Energy (4.8%)
	Exxon Mobil Corp.	149,599	8,538
	Chevron Corp.	53,683	3,643
	Schlumberger Ltd.	32,867	1,819
	ConocoPhillips	34,987	1,718
	Occidental Petroleum Corp.	20,404	1,574
	Apache Corp.	11,495	968
	Devon Energy Corp.	15,338	934
	EOG Resources Inc.	8,828	868
	Anadarko Petroleum Corp.	18,334	662
	Hess Corp.	11,404	574
*	Southwestern Energy Co.	14,114	545
	Noble Energy Inc.	7,599	458
	Peabody Energy Corp.	11,709	458
*	Cameron International Corp.	11,834	385
	El Paso Corp.	33,466	372
*	FMC Technologies Inc.	6,745	355
	Pioneer Natural
	Resources Co.	5,894	350
*	Newfield Exploration Co.	7,027	343
	Murphy Oil Corp.	6,700	332
	Consol Energy Inc.	9,705	328
	Cimarex Energy Co.	4,576	328
	Range Resources Corp.	8,066	324
	Baker Hughes Inc.	7,450	310
	Marathon Oil Corp.	9,682	301
	Diamond Offshore
	Drilling Inc.	4,660	290
	Halliburton Co.	11,664	286

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Nabors Industries Ltd.	16,090	284
	Smith International Inc.	7,179	270
*	Pride International Inc.	12,024	269
*	Alpha Natural Resources Inc.	7,828	265
*	Forest Oil Corp.	9,041	247
	Helmerich & Payne Inc.	6,698	245
	Cabot Oil & Gas Corp.	7,640	239
	Core Laboratories NV	1,600	236
*	Rowan Cos. Inc.	10,685	234
*	Mariner Energy Inc.	10,674	229
	SM Energy Co.	5,646	227
*	SEACOR Holdings Inc.	3,000	212
	Frontier Oil Corp.	15,200	204
*	Continental Resources Inc.	4,532	202
	EXCO Resources Inc.	13,300	194
*	Dresser-Rand Group Inc.	6,113	193
*	Superior Energy Services Inc.	9,700	181
*	SandRidge Energy Inc.	30,400	177
	Massey Energy Co.	6,000	164
	Patterson-UTI Energy Inc.	8,502	109
*	Plains Exploration &
	Production Co.	4,748	98
*	Ultra Petroleum Corp.	1,800	80
	Tesoro Corp.	6,752	79
	National Oilwell Varco Inc.	1,529	51
	Chesapeake Energy Corp.	2,100	44
*	Denbury Resources Inc.	1,400	21
			31,817
Financials (7.7%)
	JPMorgan Chase & Co.	119,774	4,385
	Bank of America Corp.	301,417	4,331
*	Berkshire Hathaway Inc.
	Class B	52,300	4,168
	Wells Fargo & Co.	146,706	3,756
*	Citigroup Inc.	648,411	2,438
	Goldman Sachs Group Inc.	15,885	2,085
	US Bancorp	43,300	968
	Morgan Stanley	37,860	879
	Simon Property Group Inc.	10,502	848
	Prudential Financial Inc.	15,512	832
	American Express Co.	19,333	768
	Capital One Financial Corp.	17,300	697
	Aflac Inc.	16,000	683
	State Street Corp.	19,469	658
	Bank of New York
	Mellon Corp.	25,100	620
	Charles Schwab Corp.	39,305	557
	Progressive Corp.	28,397	532
	Franklin Resources Inc.	6,075	524
	Travelers Cos. Inc.	10,589	521
	Public Storage	5,851	514
	SunTrust Banks Inc.	21,750	507
	Equity Residential	11,850	493
	Loews Corp.	14,324	477
	Boston Properties Inc.	6,400	457

			Market
			Value•
		Shares	($000)
	Hartford Financial Services
	Group Inc.	19,900	440
	PNC Financial Services
	Group Inc.	7,700	435
	Fifth Third Bancorp	35,275	434
	MetLife Inc.	11,440	432
*	IntercontinentalExchange Inc.	3,700	418
	Host Hotels & Resorts Inc.	30,546	412
	Discover Financial Services	29,180	408
	Lincoln National Corp.	15,159	368
	Unum Group	16,727	363
	KeyCorp	45,118	347
	Plum Creek Timber Co. Inc.	9,195	317
	Kimco Realty Corp.	22,669	305
*	Arch Capital Group Ltd.	3,866	288
	Legg Mason Inc.	10,244	287
	Digital Realty Trust Inc.	4,943	285
	Torchmark Corp.	5,740	284
	SL Green Realty Corp.	5,159	284
*	Markel Corp.	830	282
	Federal Realty
	Investment Trust	3,999	281
	Marshall & Ilsley Corp.	38,700	278
*	Genworth Financial Inc.
	Class A	20,900	273
	Allstate Corp.	9,400	270
*	CB Richard Ellis Group Inc.
	Class A	19,764	269
	Reinsurance Group of
	America Inc. Class A	5,872	268
	WR Berkley Corp.	10,103	267
	People’s United Financial Inc.	19,800	267
	AMB Property Corp.	11,200	266
*	Leucadia National Corp.	13,500	263
*	First Horizon National Corp.	22,277	255
	RenaissanceRe Holdings Ltd.	4,532	255
*	TD Ameritrade Holding Corp.	16,661	255
	Zions Bancorporation	11,587	250
	Assurant Inc.	7,200	250
	SEI Investments Co.	12,147	247
	Alexandria Real Estate
	Equities Inc.	3,900	247
	HCC Insurance Holdings Inc.	9,864	244
	Jones Lang LaSalle Inc.	3,709	243
	Regions Financial Corp.	36,100	238
	Cullen/Frost Bankers Inc.	4,600	236
	Allied World Assurance Co.
	Holdings Ltd.	5,200	236
	BlackRock Inc.	1,622	233
*	St. Joe Co.	9,900	229
	Raymond James
	Financial Inc.	9,250	228
	Hospitality Properties Trust	10,810	228
	Brown & Brown Inc.	11,800	226
	Moody’s Corp.	11,300	225
*	Alleghany Corp.	760	223

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Apartment Investment &
	Management Co.	11,473	222
	Hanover Insurance Group Inc.	5,014	218
*	NASDAQ OMX Group Inc.	12,200	217
	Douglas Emmett Inc.	15,200	216
	American Financial Group Inc.	7,650	209
*	Forest City Enterprises Inc.
	Class A	18,171	206
	Lazard Ltd. Class A	7,700	206
	Developers Diversified
	Realty Corp.	20,700	205
	Commerce Bancshares Inc.	5,689	205
	StanCorp Financial Group Inc.	5,000	203
	Janus Capital Group Inc.	22,400	199
	Jefferies Group Inc.	9,300	196
	BancorpSouth Inc.	10,900	195
	TFS Financial Corp.	15,600	194
	BOK Financial Corp.	4,040	192
	Wesco Financial Corp.	590	191
*	GLG Partners Inc.	41,857	183
	First Citizens BancShares Inc.	946	182
	Washington Federal Inc.	11,100	180
*	MSCI Inc. Class A	6,400	175
*	MBIA Inc.	31,035	174
	Wilmington Trust Corp.	14,600	162
	BB&T Corp.	5,800	153
	CME Group Inc.	499	140
	Comerica Inc.	3,800	140
	White Mountains Insurance
	Group Ltd.	320	104
	Associated Banc-Corp	6,000	74
	Chubb Corp.	1,400	70
	Ameriprise Financial Inc.	1,180	43
	ACE Ltd.	500	26
	AON Corp.	600	22
	Taubman Centers Inc.	400	15
			51,454
Health Care (5.6%)
	Johnson & Johnson	82,587	4,878
	Pfizer Inc.	210,289	2,999
	Merck & Co. Inc.	77,521	2,711
	Abbott Laboratories	41,300	1,932
*	Amgen Inc.	30,852	1,623
	UnitedHealth Group Inc.	38,214	1,085
*	Gilead Sciences Inc.	30,648	1,051
*	Express Scripts Inc.	19,268	906
*	Medco Health Solutions Inc.	16,245	895
	Medtronic Inc.	23,200	841
*	Celgene Corp.	16,362	831
	Bristol-Myers Squibb Co.	31,395	783
*	WellPoint Inc.	15,571	762
*	Thermo Fisher Scientific Inc.	14,975	734
	McKesson Corp.	10,432	701
	Allergan Inc.	11,699	682
*	Genzyme Corp.	10,834	550
	Eli Lilly & Co.	16,300	546

			Market
			Value•
		Shares	($000)
*	Biogen Idec Inc.	11,077	526
	Baxter International Inc.	12,800	520
*	St. Jude Medical Inc.	14,185	512
	Cardinal Health Inc.	15,145	509
*	Zimmer Holdings Inc.	9,270	501
	Aetna Inc.	18,240	481
*	Hospira Inc.	8,060	463
	Stryker Corp.	8,949	448
	AmerisourceBergen Corp.
	Class A	13,705	435
*	Forest Laboratories Inc.	15,724	431
	CIGNA Corp.	13,023	404
*	Life Technologies Corp.	8,522	403
*	Laboratory Corp. of
	America Holdings	5,291	399
	CR Bard Inc.	5,004	388
	Quest Diagnostics Inc.	7,645	380
*	DaVita Inc.	5,600	350
*	Waters Corp.	5,018	325
	Becton Dickinson and Co.	4,684	317
*	Mylan Inc.	18,556	316
	Perrigo Co.	5,308	314
	DENTSPLY International Inc.	9,928	297
*	Watson Pharmaceuticals Inc.	7,096	288
	Beckman Coulter Inc.	4,774	288
*	Mettler-Toledo
	International Inc.	2,500	279
*	Vertex Pharmaceuticals Inc.	8,400	276
	Universal Health Services Inc.
	Class B	7,029	268
	Omnicare Inc.	10,500	249
	Techne Corp.	4,200	241
*	Endo Pharmaceuticals
	Holdings Inc.	10,846	237
	Pharmaceutical Product
	Development Inc.	9,200	234
*	Intuitive Surgical Inc.	720	227
	Cooper Cos. Inc.	5,684	226
	PerkinElmer Inc.	10,900	225
*	Health Management
	Associates Inc. Class A	28,600	222
*	Tenet Healthcare Corp.	50,600	220
*	King Pharmaceuticals Inc.	25,464	193
*	CareFusion Corp.	8,395	191
	Patterson Cos. Inc.	6,600	188
	Covidien PLC	3,000	120
*	Boston Scientific Corp.	18,300	106
*	Cephalon Inc.	200	11
			37,518
Industrials (5.0%)
	General Electric Co.	302,409	4,361
	United Technologies Corp.	24,876	1,615
	3M Co.	16,900	1,335
	Union Pacific Corp.	16,218	1,127
	Boeing Co.	15,820	993
	FedEx Corp.	11,376	798

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	United Parcel Service Inc.
	Class B	13,200	751
	Danaher Corp.	19,779	734
	CSX Corp.	13,800	685
	Raytheon Co.	14,149	685
	Caterpillar Inc.	10,700	643
	Precision Castparts Corp.	5,652	582
	Emerson Electric Co.	12,100	529
	Cummins Inc.	8,021	522
	CH Robinson Worldwide Inc.	7,811	435
	Honeywell International Inc.	10,900	425
	Republic Services Inc.
	Class A	14,110	419
	Southwest Airlines Co.	36,067	401
	ITT Corp.	8,739	393
	L-3 Communications
	Holdings Inc.	5,389	382
	Fluor Corp.	8,758	372
	Expeditors International of
	Washington Inc.	10,772	372
	Fastenal Co.	6,865	345
	Rockwell Collins Inc.	6,400	340
	WW Grainger Inc.	3,332	331
*	Stericycle Inc.	4,995	328
	Northrop Grumman Corp.	5,918	322
	Roper Industries Inc.	5,676	318
	Flowserve Corp.	3,600	305
*	McDermott International Inc.	13,965	302
	AMETEK Inc.	7,296	293
*	Quanta Services Inc.	13,955	288
*	Jacobs Engineering
	Group Inc.	7,907	288
	Iron Mountain Inc.	12,746	286
	Textron Inc.	16,719	284
	Bucyrus International Inc.
	Class A	5,864	278
	Equifax Inc.	9,900	278
*	Navistar International Corp.	5,250	258
*	URS Corp.	6,559	258
	Donaldson Co. Inc.	5,956	254
	JB Hunt Transport
	Services Inc.	7,744	253
	Deere & Co.	4,400	245
	KBR Inc.	11,904	242
	PACCAR Inc.	6,000	239
*	Covanta Holding Corp.	14,400	239
	Gardner Denver Inc.	5,318	237
*	Shaw Group Inc.	6,900	236
	TransDigm Group Inc.	4,600	235
*	BE Aerospace Inc.	9,200	234
*	Oshkosh Corp.	7,500	234
	Lockheed Martin Corp.	3,103	231
	Dun & Bradstreet Corp.	3,400	228
	SPX Corp.	4,299	227
	Manpower Inc.	5,250	227
*	Aecom Technology Corp.	9,800	226

			Market
			Value•
		Shares	($000)
	Landstar System Inc.	5,788	226
*	Alliant Techsystems Inc.	3,544	220
	Wabtec Corp.	5,500	219
	Pentair Inc.	6,800	219
	IDEX Corp.	7,630	218
*	Spirit Aerosystems
	Holdings Inc. Class A	11,400	217
*	Chicago Bridge & Iron Co. NV	11,500	216
	Lennox International Inc.	5,100	212
	Joy Global Inc.	4,200	210
	Con-way Inc.	7,000	210
*	Terex Corp.	11,184	210
*	WABCO Holdings Inc.	6,603	208
*	Thomas & Betts Corp.	5,900	205
	General Dynamics Corp.	3,491	204
	Copa Holdings SA Class A	4,493	199
	Valmont Industries Inc.	2,711	197
*	WESCO International Inc.	5,845	197
	Toro Co.	3,959	194
	Robert Half International Inc.	8,200	193
	UTi Worldwide Inc.	15,096	187
	Manitowoc Co. Inc.	20,444	187
	Ingersoll-Rand PLC	5,400	186
*	Armstrong World
	Industries Inc.	6,092	184
*	AGCO Corp.	6,300	170
*	USG Corp.	13,300	161
	Illinois Tool Works Inc.	3,700	153
	Norfolk Southern Corp.	2,300	122
	Cintas Corp.	4,550	109
	MSC Industrial Direct Co.
	Class A	2,100	106
	Towers Watson & Co.
	Class A	2,400	93
	Tyco International Ltd.	2,000	70
	Ryder System Inc.	1,400	56
	Pall Corp.	400	14
			33,220
Information Technology (8.6%)
*	Apple Inc.	26,936	6,775
	Microsoft Corp.	214,456	4,935
	International Business
	Machines Corp.	35,997	4,445
*	Cisco Systems Inc.	172,308	3,672
*	Google Inc. Class A	7,417	3,300
	Intel Corp.	169,300	3,293
	Hewlett-Packard Co.	71,330	3,087
	Oracle Corp.	117,385	2,519
	QUALCOMM Inc.	50,200	1,649
*	EMC Corp.	68,090	1,246
	Visa Inc. Class A	15,787	1,117
	Texas Instruments Inc.	41,946	976
	Corning Inc.	54,167	875
*	eBay Inc.	41,962	823
*	Dell Inc.	61,135	737
	Mastercard Inc. Class A	3,594	717

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Yahoo! Inc.	51,374	710
	Broadcom Corp. Class A	19,343	638
	Applied Materials Inc.	52,180	627
*	Cognizant Technology
	Solutions Corp. Class A	11,977	600
*	Motorola Inc.	90,429	590
*	Adobe Systems Inc.	20,644	546
*	NetApp Inc.	14,071	525
*	Symantec Corp.	34,939	485
*	Juniper Networks Inc.	21,200	484
*	Intuit Inc.	12,889	448
	Western Union Co.	29,814	445
*	Agilent Technologies Inc.	15,144	431
	Fidelity National Information
	Services Inc.	15,617	419
	Analog Devices Inc.	14,234	397
*	Citrix Systems Inc.	9,271	392
	Altera Corp.	15,570	386
*	Fiserv Inc.	8,147	372
	Xilinx Inc.	14,717	372
	CA Inc.	19,540	360
	Computer Sciences Corp.	7,900	357
*	Salesforce.com Inc.	4,100	352
	Amphenol Corp. Class A	8,932	351
*	BMC Software Inc.	9,983	346
*	First Solar Inc.	3,000	341
*	Teradata Corp.	10,336	315
	Activision Blizzard Inc.	30,000	315
*	Autodesk Inc.	12,760	311
*	SAIC Inc.	18,306	306
*	Lam Research Corp.	7,700	293
	KLA-Tencor Corp.	10,192	284
	National
	Semiconductor Corp.	18,971	255
*	NVIDIA Corp.	24,500	250
	Global Payments Inc.	6,760	247
	Factset Research
	Systems Inc.	3,666	246
	Lender Processing
	Services Inc.	7,800	244
	Tellabs Inc.	35,248	225
	Solera Holdings Inc.	6,000	217
	Xerox Corp.	26,155	210
*	Marvell Technology
	Group Ltd.	12,600	199
*	Avnet Inc.	8,100	195
	Accenture PLC Class A	4,900	189
*	Fairchild Semiconductor
	International Inc. Class A	20,625	173
	AVX Corp.	13,300	170
*	Ingram Micro Inc.	11,000	167
*	Atmel Corp.	33,600	161
	Automatic Data
	Processing Inc.	3,874	156
*	Lexmark International Inc.
	Class A	4,500	149

			Market
			Value•
		Shares	($000)
*	Cadence Design
	Systems Inc.	23,600	137
	DST Systems Inc.	2,850	103
	Harris Corp.	2,100	87
*	LSI Corp.	14,400	66
*	Tech Data Corp.	1,400	50
*	AOL Inc.	2,345	49
	National Instruments Corp.	1,200	38
*	McAfee Inc.	1,200	37
*	Convergys Corp.	3,100	30
*	Arrow Electronics Inc.	700	16
*	Sybase Inc.	200	13
*	NCR Corp.	336	4
			57,047
Materials (1.8%)
	Newmont Mining Corp.	16,554	1,022
	Freeport-McMoRan
	Copper & Gold Inc.	14,697	869
	Monsanto Co.	18,503	855
	Ecolab Inc.	10,800	485
	EI du Pont de
	Nemours & Co.	13,400	464
	International Paper Co.	18,943	429
	Dow Chemical Co.	17,400	413
	Nucor Corp.	10,400	398
	Sigma-Aldrich Corp.	6,633	331
	Mosaic Co.	8,438	329
	United States Steel Corp.	8,200	316
	Airgas Inc.	5,043	314
	Ball Corp.	5,659	299
	CF Industries Holdings Inc.	4,664	296
*	Crown Holdings Inc.	11,641	291
	Weyerhaeuser Co.	8,250	290
*	Owens-Illinois Inc.	10,800	286
	Sherwin-Williams Co.	4,100	284
*	Pactiv Corp.	9,955	277
	Celanese Corp. Class A	11,125	277
	FMC Corp.	4,759	273
	Ashland Inc.	5,198	241
	Sealed Air Corp.	11,800	233
	Walter Energy Inc.	3,800	231
	Nalco Holding Co.	11,149	228
	Reliance Steel &
	Aluminum Co.	6,200	224
	Scotts Miracle-Gro Co.
	Class A	5,042	224
	Praxair Inc.	2,900	220
	Cytec Industries Inc.	5,393	216
	Martin Marietta Materials Inc.	2,286	194
	Cliffs Natural Resources Inc.	4,000	189
*	Intrepid Potash Inc.	9,200	180
	Schnitzer Steel Industries Inc.	4,550	178
*	Titanium Metals Corp.	9,700	171
	Steel Dynamics Inc.	9,800	129
	Albemarle Corp.	2,000	79
	Air Products & Chemicals Inc.	500	32

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Vulcan Materials Co.	334	15
*	Gerdau Ameristeel Corp.	1,000	11
			11,793
Telecommunication Services (1.3%)
	AT&T Inc.	157,766	3,816
	Verizon Communications Inc.	67,900	1,903
*	American Tower Corp.
	Class A	15,349	683
*	Sprint Nextel Corp.	122,135	518
*	Crown Castle
	International Corp.	12,667	472
*	NII Holdings Inc.	9,256	301
*	Clearwire Corp. Class A	39,147	285
*	SBA Communications Corp.
	Class A	8,118	276
*	United States Cellular Corp.	4,415	182
*	MetroPCS
	Communications Inc.	20,300	166
	Telephone &
	Data Systems Inc.	5,063	154
	Telephone &
	Data Systems Inc.-
	Special Common Shares	3,000	80
*	tw telecom inc Class A	3,500	58
			8,894
Utilities (1.6%)
	Exelon Corp.	23,730	901
	NextEra Energy Inc.	15,197	741
	PG&E Corp.	14,635	602
	Sempra Energy	11,028	516
	Edison International	14,300	454
	PPL Corp.	16,500	412
	Questar Corp.	8,757	398
	Wisconsin Energy Corp.	6,825	346
*	AES Corp.	37,300	345

			Market
			Value•
		Shares	($000)
	Southern Co.	10,300	343
	Constellation Energy
	Group Inc.	10,500	339
	Dominion Resources Inc.	8,308	322
	EQT Corp.	8,880	321
*	NRG Energy Inc.	14,924	317
	NSTAR	8,400	294
	Northeast Utilities	11,500	293
*	Calpine Corp.	23,010	293
	Allegheny Energy Inc.	13,311	275
	MDU Resources Group Inc.	14,804	267
	ITC Holdings Corp.	4,901	259
	Energen Corp.	5,830	258
	UGI Corp.	10,100	257
	National Fuel Gas Co.	5,566	255
	CMS Energy Corp.	17,403	255
	NV Energy Inc.	20,104	237
	Aqua America Inc.	13,200	233
	American Water
	Works Co. Inc.	9,800	202
*	Mirant Corp.	18,706	198
*	RRI Energy Inc.	50,514	191
	Ormat Technologies Inc.	6,600	187
	DPL Inc.	7,800	186
	Public Service Enterprise
	Group Inc.	5,564	174
	Duke Energy Corp.	9,392	150
	Entergy Corp.	700	50
	American Electric Power Co. Inc.	400	13
	OGE Energy Corp.	300	11
			10,895
Total Common Stocks (Cost $230,524)			307,863

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (53.4%)
Alabama (0.5%)
Public School & College Auth.	5.000%	12/1/21	500	548
Alabama Public School & College Auth.	5.000%	12/1/22	500	544
Huntsville AL Capital Improvement GO	5.000%	9/1/26	1,750	1,909
				3,001
Alaska (0.2%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (14)	1,160	1,217

Arizona (1.8%)
Arizona COP	5.000%	10/1/18 (4)	500	558
Arizona School Fac. Board Rev.
(State School Improvement)	5.750%	7/1/14 (2)(Prere.)	500	590

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona School Fac. Board Rev. COP	5.500%	9/1/23	500	547
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25	500	541
Arizona Transp. Board Highway Rev.	5.250%	7/1/12 (Prere.)	1,965	2,152
Arizona Transp. Board Highway Rev.	5.250%	7/1/17	2,215	2,384
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/30	275	273
Mesa AZ Util. System Rev.	5.000%	7/1/14 (14)(Prere.)	500	574
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/21 (14)	500	537
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/28	750	810
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	500	490
Scottsdale AZ Muni. Property Corp.
Excise Tax Rev.	5.000%	7/1/16 (Prere.)	500	593
Scottsdale AZ Muni. Property Corp.
Excise Tax Rev.	5.000%	7/1/16 (Prere.)	500	593
Scottsdale AZ Muni. Property Corp.
Excise Tax Rev.	5.000%	7/1/16 (Prere.)	500	593
Scottsdale AZ Muni. Property Corp.
Excise Tax Rev.	5.000%	7/1/16 (Prere.)	500	593
				11,828
California (6.3%)
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	500	527
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	500	529
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/28	500	534
California GO	5.250%	10/1/13 (14)	500	557
California GO	5.000%	11/1/13	500	554
California GO	5.000%	6/1/15	500	553
California GO	6.000%	2/1/16	500	577
California GO	5.000%	3/1/17	500	553
California GO	5.000%	4/1/17	500	553
California GO	5.500%	4/1/18	1,000	1,138
California GO	6.000%	4/1/18	500	585
California GO	5.000%	9/1/18	500	551
California GO	5.000%	11/1/18 (14)	500	546
California GO	5.000%	6/1/19 (14)	500	538
California GO	5.000%	10/1/21	250	265
California GO	5.000%	6/1/25	495	501
California GO	5.500%	3/1/26	500	524
California GO	4.500%	8/1/28 (2)	485	447
California GO	5.750%	4/1/29	500	537
California GO	5.000%	9/1/29 (2)	500	496
California GO	5.250%	3/1/30	500	505
California GO	6.500%	4/1/33	500	559
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	500	558
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	500	587
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	9/1/11 (2)	1,535	1,545
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	3,000	3,308
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/14 (2)	3,000	3,274

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/19	500	567
California State Econ. Recovery Bonds	5.000%	7/1/14 (Prere.)	205	237
California State Econ. Recovery Bonds	5.000%	7/1/15	295	327
California State Econ. Recovery Bonds	5.000%	7/1/18	500	568
California State Econ. Recovery Bonds	5.000%	7/1/19	500	564
California State Econ. Recovery Bonds	5.000%	7/1/20	500	554
California State Econ. Recovery Bonds	5.250%	7/1/21	825	919
California State Econ. Recovery Bonds	5.000%	7/1/22	500	530
California State Econ. Recovery Bonds PUT	5.000%	7/1/10 (Prere.)	500	500
California State Univ. Rev. Systemwide	5.750%	11/1/27	500	550
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	500	541
California Statewide Communities Dev. Auth. Rev.
(Kaiser Permanente)	5.000%	4/1/19	500	542
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	495	421
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	500	526
Los Angeles CA Dept. of Airports
International Airport Rev.	5.000%	5/15/27	500	525
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	500	551
Los Angeles CA GO	5.000%	9/1/20 (14)	500	549
Los Angeles CA USD GO	5.000%	7/1/21 (4)	1,825	1,956
Los Angeles CA USD GO	5.000%	7/1/26	500	521
Los Angeles CA USD GO	5.000%	7/1/29	500	510
Los Angeles CA Wastewater System Rev.	5.000%	6/1/29	500	526
Orange County CA Sanitation Dist. COP	5.000%	2/1/29 (4)	2,500	2,636
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/12	500	522
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/27 (4)	500	530
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/28	500	526
San Diego CA USD GO	0.000%	7/1/27	500	196
San Diego CA USD GO	5.500%	7/1/27 (4)	500	570
San Diego CA USD GO	0.000%	7/1/28	500	183
San Diego CA USD GO	0.000%	7/1/29	500	172
San Francisco CA City &
County International Airport Rev.	5.250%	5/1/22	500	550
San Jose CA Redev. Agency	6.500%	8/1/28	700	746
Univ. of California Rev.	5.000%	5/15/21	500	545
Univ. of California Rev.	5.000%	5/15/25	500	541
Univ. of California Rev.	5.000%	5/15/27 (14)	500	527
				42,129
Colorado (1.0%)
Colorado Dept. of Transp. Rev. RAN	5.250%	12/15/13 (2)(Prere.)	3,750	4,305
Denver CO City & County Airport Rev.	5.000%	11/15/26	430	451
Denver CO City & County School Dist.	5.500%	12/1/23 (14)	500	604
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	1,500	1,539
				6,899
Connecticut (0.9%)
Connecticut GO	5.500%	12/15/13	3,000	3,451
Connecticut GO	5.000%	1/1/14	500	564
Connecticut GO	5.000%	2/15/23	500	562
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	6.500%	10/1/12	500	562

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/25	500	549
				5,688
Delaware (0.1%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/19	500	589

District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	549
District of Columbia Income Tax Rev.	5.250%	12/1/27	500	555
				1,104
Florida (2.0%)
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.000%	6/1/15	500	525
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.250%	6/1/17	435	449
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.500%	6/1/17	500	523
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/22	500	560
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/24	500	539
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	500	561
Florida Dept. of Transp.	6.375%	7/1/11	1,000	1,058
Florida Hurricane Catastrophe Fund
Finance Corp. Rev.	5.000%	7/1/12	3,565	3,772
Florida Turnpike Auth. Rev.	5.250%	7/1/10 (14)	825	825
Florida Turnpike Auth. Rev.	5.000%	7/1/19	500	571
Gainsville FL Util. System Rev. VRDO	0.440%	7/1/10	500	500
Miami-Dade County FL Aviation-
Miami International Airport	4.875%	10/1/24	500	511
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	508
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26 (14)	500	511
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/19	500	557
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/30	500	511
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13 (ETM)	500	569
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14 (ETM)	500	584
				13,634
Georgia (2.4%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13 (14)	3,370	3,416
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27 (4)	500	567
Georgia GO	5.000%	4/1/12	500	540
Georgia GO	5.000%	10/1/13	500	566
Georgia GO	5.000%	9/1/15 (Prere.)	500	587
Georgia GO	5.000%	4/1/16	500	585
Georgia GO	5.000%	5/1/16	500	585
Georgia GO	5.000%	7/1/16	500	587
Georgia GO	5.750%	8/1/17	500	615
Georgia GO	5.000%	7/1/22	500	576
Georgia GO	5.000%	5/1/25	500	562
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12 (14)	3,000	3,232
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17	500	579
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14	500	568
Gwinnett County GA School Dist. GO	5.000%	2/1/28	500	572
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.000%	3/15/16	365	391

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Main Street Natural Gas Inc.
Georgia Gas Project Rev.	5.000%	3/15/21	500	486
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	5.250%	7/1/26 (14)	500	575
Milledgeville-Baldwin County GA Dev. Auth. Rev.
(Georgia College and State Univ. Foundation)	5.625%	9/1/14 (Prere.)	500	595
				16,184
Hawaii (0.7%)
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	1,870	1,897
Hawaii GO	5.000%	4/1/19 (2)	500	568
Hawaii GO	5.000%	3/1/26 (4)	500	536
Hawaii GO	5.000%	6/1/29	500	540
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	564
Univ. of Hawaii Rev.	5.000%	10/1/27	500	534
				4,639
Illinois (1.4%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (14)	2,380	2,319
Chicago IL Board of Educ. GO	5.250%	12/1/24 (4)	500	546
Chicago IL Board of Educ. GO	5.250%	12/1/26 (4)	500	539
Chicago IL GO	5.500%	1/1/17 (4)	500	576
Chicago IL GO	5.000%	1/1/19 (2)	500	550
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/24 (4)	500	525
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/24 (14)	500	519
Cook County IL GO	5.000%	11/15/21	500	550
Illinois GO	5.000%	1/1/18	500	542
Illinois GO	5.000%	1/1/21 (4)	500	533
Illinois GO	5.000%	6/1/26	500	504
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/23 (4)	500	603
Illinois State Tollway Highway Auth.
Toll Highway Rev.	5.000%	1/1/25 (4)	500	529
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19 (14)	1,000	667
				9,502
Indiana (0.4%)
Indiana Finance Auth. Rev.	5.000%	2/1/18	500	586
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25	290	289
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (14)	500	536
Indiana Office Building Comm. Fac. Rev.
(New Castle Correctional Fac.)	5.250%	7/1/19 (14)	500	563
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12 (14)	500	551
				2,525
Iowa (0.0%)
Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/24	220	241

Kansas (0.5%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/22	500	567
Leavenworth County KS USD	4.500%	9/1/19 (4)	500	558
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16	1,250	1,372
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17	1,000	1,082
				3,579

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky (0.2%)
Kentucky Property & Building Comm. Rev.	5.375%	11/1/23	500	554
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26 (4)	500	535
				1,089
Louisiana (0.5%)
Jefferson Parish LA
(Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/18	405	449
Louisiana GO	5.000%	5/1/18 (4)	500	559
Louisiana GO	5.000%	5/1/23 (4)	500	537
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/16	1,260	1,315
Louisiana State Citizens Property Insurance Corp.
Assessment Rev.	5.000%	6/1/22 (2)	500	503
				3,363
Maine (0.1%)
Portland ME Airport Rev. GO	5.000%	1/1/20 (4)	500	533

Maryland (0.9%)
Maryland Capital Improvement State &
Local Fac. Rev.	5.250%	3/1/17	500	596
Maryland Dept. of Transp.	5.000%	2/15/18	500	587
Maryland GO	5.000%	2/15/13	1,000	1,111
Maryland GO	5.000%	8/1/15 (Prere.)	500	585
Maryland GO	5.000%	7/15/17	500	592
Maryland GO	5.000%	11/1/19	500	598
Maryland Transp. Auth. Rev.	5.000%	7/1/15 (4)	750	846
Maryland Transp. Auth. Rev.	5.250%	3/1/20	500	592
Maryland Transp. Auth. Rev.	5.000%	7/1/22	500	569
				6,076
Massachusetts (2.8%)
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26 (14)	1,500	1,798
Massachusetts GO	6.000%	11/1/11	1,210	1,298
Massachusetts GO	5.500%	11/1/13 (14)	2,000	2,285
Massachusetts GO	5.500%	11/1/16 (ETM)	500	605
Massachusetts GO	5.500%	11/1/16 (14)(ETM)	500	605
Massachusetts GO	5.500%	10/1/18	500	602
Massachusetts GO	5.500%	10/1/20	500	607
Massachusetts GO	5.250%	8/1/23	500	594
Massachusetts GO	5.000%	3/1/25	1,000	1,107
Massachusetts GO	5.000%	3/1/26	1,000	1,099
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12	975	997
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.)	5.000%	12/15/28	500	555
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT)	5.250%	7/1/28	500	599
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	5/15/19	500	583
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/27 (14)	500	527
Massachusetts Special Obligation
Dedicated Tax Rev.	5.500%	1/1/26 (14)	500	566
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	1,805	2,164
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21 (2)	2,135	2,398
				18,989

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan (1.9%)
Detroit MI City School Dist. GO	5.250%	5/1/28 (4)	500	517
Mason MI Public School Dist.
(School Building & Site) GO	5.250%	5/1/17 (4)	1,850	2,045
Michigan Building Auth. Rev.	5.000%	10/15/20 (4)	500	535
Michigan GO	5.000%	9/15/14 (4)	500	559
Michigan GO	5.000%	5/1/18	500	565
Michigan GO	5.500%	11/1/25	595	653
Michigan Hosp. Finance Auth. Rev.
(Ascension Health) PUT	5.000%	11/1/12	4,735	5,091
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	2,110	2,161
Michigan Trunk Line Rev.	5.000%	11/1/21	500	555
				12,681
Minnesota (0.4%)
Minnesota GO	5.000%	6/1/13	500	560
Minnesota GO	5.000%	11/1/14	500	578
Minnesota GO	5.000%	8/1/19	500	596
Minnesota GO	5.000%	8/1/21	500	582
Southern Minnesota Muni. Power Agency
Power Supply System Rev.	5.250%	1/1/30	500	526
				2,842
Mississippi (0.1%)
Mississippi GO	5.500%	12/1/18	750	906

Missouri (0.9%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26	500	530
Kansas City MO Water Rev.	5.000%	12/1/18 (13)	500	582
Missouri Health & Educ. Fac. Auth.
Health Fac. Rev.
(St. Luke’s Episcopal-Presbyterian Hosp.)	5.500%	12/1/15 (4)	2,965	3,067
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/17	500	585
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23	500	565
Missouri Highways & Transp. Comm. Road Rev.	5.250%	5/1/23	350	393
				5,722
Nevada (0.5%)
Clark County NV GO	5.000%	12/1/29	500	518
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	4.500%	7/1/20	455	465
Clark County NV School Dist. GO	5.000%	6/15/18	1,690	1,897
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26 (14)	500	524
				3,404
New Hampshire (0.1%)
Manchester NH General Airport Rev.	5.000%	1/1/17	500	534

New Jersey (3.5%)
Garden State Preservation Trust New Jersey	5.250%	11/1/13 (4)(Prere.)	875	1,002
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	500	317
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	500	300
New Jersey CTFS Partner
Equipment Lease Purchase	5.000%	6/15/18	530	588
New Jersey CTFS Partner
Equipment Lease Purchase	5.000%	6/15/19	500	547

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	500	499
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/26 (14)	500	527
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	500	566
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	500	566
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	500	558
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	500	526
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	500	555
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/19	500	555
New Jersey GO	5.250%	7/15/15 (2)	500	582
New Jersey GO	5.250%	7/1/16 (14)	500	584
New Jersey GO	5.250%	7/15/18 (2)	500	589
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.250%	12/1/28	400	412
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	3,000	3,165
1 New Jersey Transp. Corp. COP	5.000%	9/15/19 (4)	500	523
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (14)(Prere.)	330	357
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (14)(Prere.)	1,440	1,557
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (14)(Prere.)	625	676
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	500	580
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (14)	4,000	4,591
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26 (2)	2,000	820
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	500	542
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	500	583
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/41	500	326
				22,993
New Mexico (0.1%)
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13 (2)	500	558

New York (11.1%)
Erie County NY GO	6.125%	1/15/11 (14)	610	626
Erie County NY IDA School Fac. Rev.
(Buffalo City School Dist.) GO	5.000%	5/1/18	500	571
Erie County NY IDA School Fac. Rev.
(Buffalo City School Dist.) GO	5.000%	5/1/19	500	570
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/11 (2)	3,000	3,197
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/12 (ETM)(4)	2,000	2,235
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (14)	500	538
Long Island NY Power Auth. Electric System Rev.	5.000%	4/1/23	500	533
Metro. New York Transp. Auth. Rev.	5.250%	11/15/21 (14)	300	339
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	500	526
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	11/15/24	500	553
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.500%	7/1/15	500	576
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/12 (14)	1,000	1,094
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/14 (14)	500	569
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18	500	559
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (14)	500	537
New York City NY GO	5.250%	8/1/11	500	526
New York City NY GO	5.500%	6/1/13 (Prere.)	500	569
New York City NY GO	5.250%	8/1/13	500	561

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.750%	8/1/13 (2)	500	548
New York City NY GO	5.750%	8/1/13	500	547
New York City NY GO	5.000%	1/1/14	500	560
New York City NY GO	5.000%	8/1/16	500	570
New York City NY GO	5.000%	2/1/17	500	568
New York City NY GO	5.000%	9/1/17	500	555
New York City NY GO	5.000%	2/1/18	500	562
New York City NY GO	5.000%	8/1/19	500	559
New York City NY GO	5.250%	8/15/24	500	552
New York City NY GO	5.000%	8/1/25	905	960
New York City NY GO	5.000%	8/15/26	475	507
New York City NY GO	5.000%	5/15/28	480	512
New York City NY GO	5.000%	8/1/28	500	525
New York City NY GO	5.625%	4/1/29	840	929
New York City NY GO	5.000%	5/15/29	500	530
New York City NY GO VRDO	0.170%	7/1/10 (4)	1,700	1,700
New York City NY Housing Dev. Corp.
Multi-Family Rev.	5.000%	5/1/12	500	514
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17	500	542
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18	750	578
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/19	500	541
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/27	500	542
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/29	500	527
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.140%	7/1/10	2,230	2,230
New York City NY Sales Tax Asset
Receivable Corp.	5.000%	10/15/24 (14)	500	539
New York City NY Sales Tax Asset
Receivable Corp.	5.000%	10/15/26 (14)	500	537
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.250%	1/15/25	500	548
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/12 (2)(Prere.)	500	550
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	2,000	2,184
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	500	546
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/29	1,070	1,137
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	2/1/13 (14)(Prere.)	65	73
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/18	500	570
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	2/1/19 (14)	435	473
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/23	500	547
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/24	500	543
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/25	500	541
New York State Dormitory Auth. Rev.
(Mental Health Svcs. Fac.)	5.000%	8/15/21	500	549

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/28	500	536
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24 (2)	500	563
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27 (2)	500	556
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.100%	7/1/10 (4)	1,500	1,500
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Mount Sinai School of Medicine of
New York Univ.)	5.000%	7/1/22	595	624
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Mount Sinai School of Medicine of
New York Univ.)	5.000%	7/1/23	500	520
New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai School
of Medicine of New York Univ.)	5.000%	7/1/24 (14)	500	507
New York State Dormitory Auth. Rev.
Non State Supported Debt
(New York Law School) VRDO	0.250%	7/8/10 LOC	5,300	5,300
New York State Dormitory Auth. Rev.
State Supported Debt	5.000%	7/1/22	500	544
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22	500	551
New York State GO	4.500%	2/1/17	500	563
New York State GO	4.500%	2/1/18	500	564
New York State GO	4.500%	2/1/19	500	562
New York State Local Govt. Assistance Corp.	5.000%	4/1/21	500	569
New York State Thruway Auth. Rev.	5.000%	1/1/20 (14)	500	552
New York State Thruway Auth. Rev.	5.000%	1/1/21 (14)	2,490	2,724
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	553
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	556
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	475	512
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	565
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	545
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	529
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	532
New York State Thruway Auth. Rev.
(Service Contract)	5.500%	4/1/14	4,000	4,302
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	500	562
New York State Urban Dev. Corp. Rev.	5.000%	12/15/18	500	583
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/25	1,500	1,628
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22 (14)	2,030	2,427

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/18	540	611
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/26	500	548
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/15	500	584
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/19 (14)	500	587
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (14)	500	590
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/25	500	538
				73,661
North Carolina (1.0%)
Mecklenburg County NC Public Fac. Corp.
(Annual Appropriation)	5.000%	3/1/26	500	549
North Carolina Eastern Muni. Power Agency Rev.	5.125%	1/1/14	2,400	2,589
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/21 (4)	2,000	2,196
North Carolina Muni. Power Agency Rev.	5.000%	1/1/30	500	512
Wake County NC GO	5.000%	1/1/26	500	551
				6,397
Ohio (1.5%)
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) VRDO	0.140%	7/1/10 LOC	600	600
American Muni. Power Ohio Inc.	5.250%	2/15/18	500	558
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.125%	6/1/24	1,930	1,627
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/26 (14)	500	576
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (14)	500	533
Huber Heights OH City School Dist.	4.750%	12/1/26	500	519
Ohio Common Schools GO VRDO	0.220%	7/8/10	300	300
Ohio State Conservation Projects GO	5.000%	3/1/17	1,885	2,093
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	3,000	3,405
				10,211
Oregon (0.1%)
Portland OR Sewer System Rev.	5.000%	6/15/22 (4)	500	559

Pennsylvania (1.2%)
Chester County PA IDA
(Archdiocese of Philadelphia) VRDO	3.750%	7/1/10 LOC	550	550
Commonwealth Financing Auth.
Pennsylvania Rev.	5.000%	6/1/25 (14)	500	521
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Waste Management, Inc. Project) PUT	3.700%	5/1/15	750	754
Pennsylvania GO	5.000%	9/1/14 (4)	500	573
Pennsylvania GO	5.250%	7/1/15	500	585
Pennsylvania GO	5.375%	7/1/21	1,085	1,313
Pennsylvania GO	5.000%	4/15/28	500	543
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Pittsburgh Medical Center)	5.000%	5/15/31	500	500
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	310	313
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29	1,050	1,071
Philadelphia PA Muni. Auth. Rev.	6.375%	4/1/29	500	538
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	500	524
				7,785

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (1.9%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/20	500	545
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (14)	500	517
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/21	500	540
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	500	539
Puerto Rico GO	6.000%	7/1/27 (14)	500	529
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22 (3)	500	513
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/25	500	521
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24 (2)	500	534
Puerto Rico Muni. Finance Agency	5.250%	8/1/22 (11)	500	518
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (3)	2,425	2,625
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	500	534
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	500	498
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)(4)	3,000	3,785
Puerto Rico Sales Tax Financing Corp. Rev.	5.250%	8/1/27	500	515
				12,713
South Carolina (0.6%)
Greenville County SC School Dist. GO	5.000%	12/1/27	500	516
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (14)	1,600	781
South Carolina Jobs Econ. Dev. Auth.
Hosp. Fac. Rev. (Palmetto Health)	5.250%	8/1/24 (4)	1,700	1,790
South Carolina Public Service Auth. Rev.	5.000%	1/1/29	500	534
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	500	560
				4,181
Tennessee (0.3%)
Memphis TN Electric System Rev.	5.000%	12/1/17	500	583
Shelby County TN GO	5.000%	4/1/19	500	588
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	500	504
Tennessee GO	5.000%	8/1/14	500	574
				2,249
Texas (3.0%)
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (14)	1,000	751
Board of Regents of the Univ. of
Texas System Rev. Financing System	5.000%	8/15/18	500	586
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/25	500	506
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse	5.000%	2/15/30	500	531
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27	500	515
Harris County TX GO	5.000%	8/15/27	500	533
Harris County TX Rev.	5.000%	10/1/23	500	565
Houston TX GO	5.000%	3/1/20	500	569
Houston TX Independent School Dist. GO	5.000%	7/15/15 (4)	500	579
Houston TX Util. System Rev.	5.125%	5/15/28 (14)	500	521
North Texas Tollway Auth. Rev.	6.000%	1/1/20	500	564
North Texas Tollway Auth. Rev.	6.000%	1/1/25	500	543
North Texas Tollway Auth. Rev.	6.000%	1/1/28	250	271
SA Energy Acquisition Public Fac. Corp.
Texas Gas Supply Rev.	5.250%	8/1/17	500	520
SA Energy Acquisition Public Fac. Corp.
Texas Gas Supply Rev.	5.500%	8/1/19	500	522
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	905	1,000
San Antonio TX Electric & Gas System	5.000%	2/1/19	500	582

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/16 (2)	260	301
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26	500	546
Texas GO Public Finance Auth.	5.500%	10/1/12	500	530
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26	500	520
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	3,000	2,603
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	6/30/32	350	366
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	6/30/33	500	521
Texas State Transp. Comm. First Tier	4.750%	4/1/24	500	530
Texas State Transp. Comm. First Tier	5.000%	4/1/25	500	539
Texas State Transp. Comm. First Tier	5.000%	4/1/26	500	535
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/28	500	536
Texas Water Finance Assistance GO	5.000%	8/1/24	500	554
Texas Water Finance Assistance GO	5.000%	8/1/25	500	551
Texas Water Finance Assistance GO	5.000%	8/1/26	500	546
Texas Water Finance Assistance GO	5.000%	8/1/27	500	543
Univ. of Texas Rev. Finance Systems	5.000%	8/15/21	500	589
				19,968
Utah (0.1%)
Utah GO	5.000%	7/1/16	500	587

Virginia (0.5%)
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	593
Virginia Public Building Auth. Rev.	5.000%	8/1/24	1,090	1,210
Virginia Public School Auth. Rev.	5.000%	8/1/13	500	562
Virginia Public School Auth. Rev.	5.000%	8/1/19	500	590
Virginia Public School Auth. Rev.	5.000%	8/1/19	500	590
				3,545
Washington (1.0%)
Energy Northwest Washington Electric
Refunding Rev. (Columbia Generating Station)	5.000%	7/1/20	500	580
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.250%	7/1/16	500	587
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/17	500	582
Energy Northwest Washington Electric
Refunding Rev. (Project No. 3)	5.000%	7/1/16	865	1,003
Port of Seattle WA Rev.	5.000%	3/1/20 (14)	665	709
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	534
Washington GO	5.700%	10/1/15 (4)	500	553
Washington GO	5.000%	2/1/16	500	578
Washington GO	0.000%	6/1/20 (14)	500	345
Washington GO	5.000%	8/1/20	500	577
Washington GO	5.000%	7/1/21 (4)	500	551
Washington Health Care Fac. Auth.
(Multicare Health System) VRDO	0.150%	7/1/10 (4)	250	250
				6,849

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin (0.7%)
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,355	1,417
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,340	1,402
Wisconsin GO	5.000%	5/1/22	1,060	1,181
Wisconsin GO	5.000%	5/1/23	500	553
				4,553
Total Tax-Exempt Municipal Bonds (Cost $342,892)				355,707
Total Investments (99.6%) (Cost $573,416)				663,570
Other Assets and Liabilities (0.4%)
Other Assets				6,462
Liabilities				(3,541)
				2,921
Net Assets (100%)
Applicable to 36,627,492 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				666,491
Net Asset Value Per Share				$18.20

At June 30, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				609,981
Overdistributed Net Investment Income				(1,083)
Accumulated Net Realized Losses				(32,561)
Unrealized Appreciation (Depreciation)				90,154
Net Assets				666,491

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2010.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	2,599
Interest	6,773
Total Income	9,372
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25
Management and Administrative	415
Marketing and Distribution	64
Custodian Fees	4
Shareholders’ Reports	3
Trustees’ Fees and Expenses	1
Total Expenses	512
Net Investment Income	8,860
Realized Net Gain (Loss) on Investment Securities Sold	13,087
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(33,891)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,944)

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,860	17,916
Realized Net Gain (Loss)	13,087	(7,889)
Change in Unrealized Appreciation (Depreciation)	(33,891)	100,729
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,944)	110,756
Distributions
Net Investment Income	(8,673)	(18,087)
Realized Capital Gain	—	—
Total Distributions	(8,673)	(18,087)
Capital Share Transactions
Issued	32,089	54,143
Issued in Lieu of Cash Distributions	7,354	15,215
Redeemed[1]	(21,520)	(80,121)
Net Increase (Decrease) from Capital Share Transactions	17,923	(10,763)
Total Increase (Decrease)	(2,694)	81,906
Net Assets
Beginning of Period	669,185	587,279
End of Period[2]	666,491	669,185
1 Net of redemption fees for fiscal 2010 and 2009 of $73,000 and $168,000 ,respectively.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,083,000) and ($1,270,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$18.75	$16.19	$20.45	$20.02	$18.88	$18.49
Investment Operations
Net Investment Income	.245	.491	.565	.588	.540	.496
Net Realized and Unrealized Gain (Loss)
on Investments	(.556)	2.566	(4.260)	.430	1.150	.380
Total from Investment Operations	(.311)	3.057	(3.695)	1.018	1.690	.876
Distributions
Dividends from Net Investment Income[1]	(.239)	(.497)	(.565)	(.588)	(.550)	(.486)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.239)	(.497)	(.565)	(.588)	(.550)	(.486)
Net Asset Value, End of Period	$18.20	$18.75	$16.19	$20.45	$20.02	$18.88

Total Return[2]	-1.70%	19.14%	-18.32%	5.11%	9.09%	4.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$666	$669	$587	$722	$662	$606
Ratio of Total Expenses to
Average Net Assets	0.15%[3]	0.15%	0.13%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.60%[3]	2.86%	3.01%	2.86%	2.84%	2.64%
Portfolio Turnover Rate	23%[3]	27%	19%	10%	4%	10%
1 For tax purposes, nontaxable dividends represent 72%, 69%, 72%, 73%, 74%, and 76% of dividends from net investment income.
2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statemen

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchang (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quote sales prices or official closing prices taken from the primary market in which each security trades; su securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using t latest bid prices or using valuations based on a matrix system (which considers such factors as securi prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporar cash investments are valued at amortized cost, which approximates market value. Securities for whi market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sal of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in-capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrati marketing, and distribution services. The costs of such services are allocated to the fund under meth approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $132,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used value securities are not necessarily an indication of the risk associated with investing in those securiti

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	307,863	—	—
Tax-Exempt Municipal Bonds	—	355,707	—
Total	307,863	355,707	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $45,600,000 to offset future net capital gains of $7,309,000 through December 31, 2010, $9,343,000 through December 31, 2011, $7,026,000 through December 31, 2016, and $21,922,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund’s realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $573,416,000. Net unrealized appreciation of investment securities for tax purposes was $90,154,000, consisting of unrealized gains of $103,980,000 on securities that had risen in value since their purchase and $13,826,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2010, the fund purchased $92,854,000 of investment securities and sold $76,434,000 of investment securities, other than U.S. government securities and temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	Shares	Shares
	(000)	(000)
Issued	1,686	3,142
Issued in Lieu of Cash Distributions	389	870
Redeemed	(1,134)	(4,590)
Net Increase (Decrease) in Shares Outstanding	941	(578)

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Growth and Income Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
Investor		Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VTGIX	VTGLX	VTMIX
Expense Ratio[1]	0.21%	0.15%	0.09%
30-Day SEC Yield	1.78%	1.86%	1.90%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	503	500	4,114
Median Market Cap $41.7B		$41.7B	$25.2B
Price/Earnings Ratio	16.2x	16.2x	17.6x
Price/Book Ratio	1.9x	1.9x	1.9x
Return on Equity	20.6%	20.6%	19.1%
Earnings Growth Rate	6.5%	6.5%	6.6%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	7%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.1%	10.1%	11.4%
Consumer Staples	11.5	11.5	10.4
Energy	10.7	10.7	9.4
Financials	16.3	16.3	17.5
Health Care	12.1	12.1	11.7
Industrials	10.3	10.3	10.8
Information
Technology	18.8	18.8	18.7
Materials	3.4	3.4	3.9
Telecommunication
Services	3.0	3.0	2.7
Utilities	3.8	3.8	3.5

Volatility Measures
		DJ
	U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.1%
Apple Inc.	Computer
	Hardware	2.5
Microsoft Corp.	Systems Software	1.9
Procter & Gamble Co.	Household
	Products	1.9
Johnson & Johnson	Pharmaceuticals	1.7
International Business	IT Consulting &
Machines Corp.	Other Services	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
JPMorgan Chase & Co.	Diversified Financial
	Services	1.6
Bank of America Corp.	Diversified Financial
	Services	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Top Ten		19.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.20% for Investor Shares, 0.12% for Admiral Shares, and 0.08% for Institutional Shares.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	9/6/1994	14.32%	-0.86%	-1.61%
Fee-Adjusted Returns		13.19	-0.86	-1.61
Admiral Shares	11/12/2001	14.39	-0.80	1.02[1]
Fee-Adjusted Returns		13.27	-0.80	1.02[1]
Institutional Shares	3/4/1999	14.45	-0.77	-1.53
Fee-Adjusted Returns		13.33	-0.77	-1.53
1 Return since inception.

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.1%)
	McDonald’s Corp.	224,747	14,804
	Walt Disney Co.	409,112	12,887
	Home Depot Inc.	350,928	9,851
	Comcast Corp. Class A	555,446	9,648
*	Amazon.com Inc.	71,745	7,839
	Target Corp.	153,836	7,564
*	Ford Motor Co.	711,522	7,172
	Time Warner Inc.	238,323	6,890
*	DIRECTV Class A	189,764	6,437
	Lowe’s Cos. Inc.	298,445	6,094
	News Corp. Class A	470,654	5,629
	NIKE Inc. Class B	81,074	5,477
	Viacom Inc. Class B	127,103	3,987
	Time Warner Cable Inc.	74,014	3,855
	Yum! Brands Inc.	97,584	3,810
	Starbucks Corp.	155,526	3,779
	Johnson Controls Inc.	140,422	3,773
	TJX Cos. Inc.	85,121	3,571
*	Kohl’s Corp.	64,213	3,050
	Staples Inc.	152,560	2,906
	Carnival Corp.	90,340	2,732
	Best Buy Co. Inc.	72,478	2,454
	Coach Inc.	63,863	2,334
	Omnicom Group Inc.	64,275	2,205
*	Discovery
	Communications Inc.
	Class A	59,300	2,118
*	Bed Bath & Beyond Inc.	55,164	2,045
	McGraw-Hill Cos. Inc.	65,869	1,854
	CBS Corp. Class B	142,428	1,842
	Gap Inc.	94,010	1,829
*	priceline.com Inc.	9,913	1,750
	Stanley Black & Decker Inc.	33,611	1,698
	Starwood Hotels &
	Resorts Worldwide Inc.	39,711	1,645
	Mattel Inc.	76,446	1,618
	Marriott International Inc.
	Class A	53,758	1,609

			Market
			Value•
		Shares	($000)
	Macy’s Inc.	88,486	1,584
*	O’Reilly Automotive Inc.	28,968	1,378
	Whirlpool Corp.	15,578	1,368
	Ross Stores Inc.	25,643	1,367
	VF Corp.	18,442	1,313
	Genuine Parts Co.	33,098	1,306
	Ltd Brands Inc.	56,568	1,248
	Fortune Brands Inc.	31,720	1,243
*	AutoZone Inc.	6,082	1,175
	Darden Restaurants Inc.	29,511	1,146
	Hasbro Inc.	27,405	1,126
	Nordstrom Inc.	34,936	1,125
*	Apollo Group Inc. Class A	26,305	1,117
	Wynn Resorts Ltd.	14,393	1,098
	Harley-Davidson Inc.	49,327	1,097
	H&R Block Inc.	68,883	1,081
	Family Dollar Stores Inc.	28,256	1,065
	JC Penney Co. Inc.	49,275	1,058
	Tiffany & Co.	26,703	1,012
	Polo Ralph Lauren Corp.
	Class A	13,835	1,009
	International Game
	Technology	62,478	981
*	Urban Outfitters Inc.	27,240	937
*	CarMax Inc.	46,691	929
	Newell Rubbermaid Inc.	58,289	853
	Expedia Inc.	43,426	816
	Wyndham Worldwide Corp.	37,796	761
	Scripps Networks
	Interactive Inc. Class A	18,681	754
*	Interpublic Group of
	Cos. Inc.	102,109	728
	DeVry Inc.	12,889	677
	Gannett Co. Inc.	49,425	665
*	Sears Holdings Corp.	9,988	646
	Leggett & Platt Inc.	30,781	617
*	GameStop Corp. Class A	32,221	605
	DR Horton Inc.	57,555	566
	Abercrombie & Fitch Co.	18,328	562
	Comcast Corp.	33,914	557
*	Pulte Group Inc.	67,007	555

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Big Lots Inc.	16,756	538
	Washington Post Co.
	Class B	1,280	525
	RadioShack Corp.	26,356	514
*	Goodyear Tire & Rubber Co.	50,443	501
	Lennar Corp. Class A	34,069	474
*	Harman International
	Industries Inc.	14,581	436
*	AutoNation Inc.	18,949	369
*	Eastman Kodak Co.	57,336	249
	Meredith Corp.	7,825	244
*	Office Depot Inc.	57,697	233
*	New York Times Co.
	Class A	24,762	214
			197,178
Consumer Staples (11.5%)
	Procter & Gamble Co.	601,680	36,089
	Coca-Cola Co.	481,988	24,157
	Wal-Mart Stores Inc.	433,969	20,861
	PepsiCo Inc.	336,847	20,531
	Philip Morris
	International Inc.	386,814	17,732
	Kraft Foods Inc.	364,148	10,196
	Altria Group Inc.	434,942	8,716
	CVS Caremark Corp.	284,253	8,334
	Colgate-Palmolive Co.	102,441	8,068
	Walgreen Co.	204,328	5,456
	Kimberly-Clark Corp.	86,454	5,242
	Costco Wholesale Corp.	92,075	5,048
	General Mills Inc.	138,514	4,920
	Sysco Corp.	123,470	3,527
	Archer-Daniels-Midland Co.	134,424	3,471
	HJ Heinz Co.	66,176	2,860
	Kellogg Co.	53,293	2,681
	Kroger Co.	135,277	2,664
	Avon Products Inc.	89,443	2,370
	Lorillard Inc.	31,956	2,300
	ConAgra Foods Inc.	93,347	2,177
	Mead Johnson Nutrition Co.	42,612	2,136
	Sara Lee Corp.	138,328	1,950
	Dr Pepper Snapple
	Group Inc.	51,418	1,922
	Reynolds American Inc.	35,300	1,840
	Clorox Co.	29,528	1,835
	Coca-Cola Enterprises Inc.	68,160	1,763
	Hershey Co.	34,735	1,665
	Safeway Inc.	81,310	1,599
	JM Smucker Co.	24,828	1,495
	Molson Coors Brewing Co.
	Class B	33,110	1,403
	Campbell Soup Co.	39,122	1,402
	Estee Lauder Cos. Inc.
	Class A	24,957	1,391
	Brown-Forman Corp.
	Class B	22,650	1,296
*	Whole Foods Market Inc.	35,956	1,295

			Market
			Value•
		Shares	($000)
	McCormick & Co. Inc.	27,643	1,049
	Tyson Foods Inc. Class A	63,631	1,043
*	Constellation Brands Inc.
	Class A	40,115	627
	Hormel Foods Corp.	14,400	583
	SUPERVALU Inc.	44,046	477
*	Dean Foods Co.	38,100	384
			224,555
Energy (10.7%)
	Exxon Mobil Corp.	1,068,050	60,954
	Chevron Corp.	419,634	28,476
	ConocoPhillips	310,886	15,261
	Schlumberger Ltd.	249,136	13,787
	Occidental Petroleum Corp.	169,620	13,086
	Apache Corp.	70,452	5,931
	Devon Energy Corp.	93,478	5,695
	EOG Resources Inc.	52,829	5,197
	Halliburton Co.	189,421	4,650
	Marathon Oil Corp.	148,148	4,606
	Anadarko Petroleum Corp.	103,388	3,731
	Baker Hughes Inc.	89,540	3,722
	Hess Corp.	61,011	3,071
	National Oilwell Varco Inc.	87,416	2,891
	Chesapeake Energy Corp.	135,835	2,846
*	Southwestern Energy Co.	72,353	2,796
	Spectra Energy Corp.	135,471	2,719
	Williams Cos. Inc.	122,055	2,231
	Peabody Energy Corp.	56,220	2,200
	Noble Energy Inc.	36,405	2,196
	Valero Energy Corp.	118,160	2,125
	Murphy Oil Corp.	39,966	1,980
	Smith International Inc.	51,886	1,954
*	Cameron
	International Corp.	51,075	1,661
	El Paso Corp.	147,420	1,638
	Consol Energy Inc.	47,289	1,596
	Pioneer Natural
	Resources Co.	24,270	1,443
*	FMC Technologies Inc.	25,478	1,342
	Range Resources Corp.	33,186	1,332
*	Denbury Resources Inc.	83,692	1,225
*	Nabors Industries Ltd.	59,806	1,054
	Diamond Offshore
	Drilling Inc.	14,611	909
	Sunoco Inc.	25,288	879
	Helmerich & Payne Inc.	21,987	803
	Cabot Oil & Gas Corp.	21,569	676
	Massey Energy Co.	21,584	590
*	Rowan Cos. Inc.	23,986	526
	Tesoro Corp.	29,184	341
			208,120
Financials (16.3%)
	JPMorgan Chase & Co.	831,221	30,431
	Bank of America Corp.	2,096,078	30,121
	Wells Fargo & Co.	1,088,499	27,866

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Berkshire Hathaway Inc.
	Class B	311,270	24,805
*	Citigroup Inc.	4,722,354	17,756
	Goldman Sachs Group Inc.	107,604	14,125
	American Express Co.	250,845	9,959
	US Bancorp	400,421	8,949
	Morgan Stanley	291,950	6,776
	MetLife Inc.	171,252	6,466
	Bank of New York
	Mellon Corp.	253,323	6,255
	PNC Financial Services
	Group Inc.	109,780	6,203
	Prudential Financial Inc.	97,301	5,221
	Travelers Cos. Inc.	103,389	5,092
	Simon Property Group Inc.	61,182	4,940
	Aflac Inc.	98,139	4,188
	CME Group Inc.	13,712	3,861
	Capital One Financial Corp.	95,386	3,844
	BB&T Corp.	144,483	3,801
	State Street Corp.	104,860	3,546
	Chubb Corp.	68,376	3,419
	Allstate Corp.	112,276	3,226
	Charles Schwab Corp.	204,544	2,900
*	Berkshire Hathaway Inc.
	Class A	23	2,760
	Franklin Resources Inc.	30,826	2,657
	Progressive Corp.	139,893	2,619
	Marsh &
	McLennan Cos. Inc.	112,900	2,546
	Public Storage	28,389	2,496
	Equity Residential	58,995	2,457
	Loews Corp.	73,583	2,451
	SunTrust Banks Inc.	104,299	2,430
	Vornado Realty Trust	33,157	2,419
	T Rowe Price Group Inc.	54,170	2,405
	Northern Trust Corp.	50,448	2,356
	AON Corp.	56,439	2,095
	Boston Properties Inc.	28,983	2,068
	Hartford Financial Services
	Group Inc.	92,829	2,054
	Fifth Third Bancorp	166,319	2,044
	HCP Inc.	61,440	1,981
	Ameriprise Financial Inc.	53,342	1,927
	Host Hotels & Resorts Inc.	137,942	1,859
*	IntercontinentalExchange
	Inc.	15,414	1,742
	Invesco Ltd.	97,916	1,648
	Regions Financial Corp.	249,413	1,641
	AvalonBay
	Communities Inc.	17,343	1,619
	Discover Financial Services	113,478	1,586
	Principal Financial
	Group Inc.	66,718	1,564
	Ventas Inc.	32,758	1,538
	Lincoln National Corp.	63,125	1,533
	NYSE Euronext	54,537	1,507

			Market
			Value•
		Shares	($000)
	Unum Group	69,425	1,507
	M&T Bank Corp.	17,409	1,479
	KeyCorp	183,360	1,410
	Comerica Inc.	36,993	1,362
*	Genworth Financial Inc.
	Class A	101,934	1,332
	Hudson City Bancorp Inc.	98,998	1,212
	Plum Creek Timber Co. Inc.	34,015	1,175
	XL Capital Ltd. Class A	71,426	1,144
	Kimco Realty Corp.	84,623	1,137
	Health Care REIT Inc.	26,092	1,099
	People’s United
	Financial Inc.	78,532	1,060
*	SLM Corp.	101,204	1,052
	ProLogis	99,826	1,011
*	American International
	Group Inc.	28,172	970
	Legg Mason Inc.	34,536	968
	Cincinnati Financial Corp.	34,195	885
	Torchmark Corp.	17,266	855
	Huntington Bancshares Inc.	150,323	833
	Moody’s Corp.	41,040	818
	Assurant Inc.	23,409	812
	Marshall & Ilsley Corp.	110,708	795
*	Leucadia National Corp.	39,894	778
*	CB Richard Ellis Group Inc.
	Class A	56,421	768
	Zions Bancorporation	33,340	719
*	First Horizon National Corp.	48,285	553
*	NASDAQ OMX Group Inc.	30,495	542
*	E*Trade Financial Corp.	41,459	490
	Apartment Investment &
	Management Co.	24,392	472
	Federated Investors Inc.
	Class B	18,395	381
	Janus Capital Group Inc.	38,289	340
			317,711
Health Care (12.1%)
	Johnson & Johnson	576,169	34,029
	Pfizer Inc.	1,685,126	24,030
	Merck & Co. Inc.	651,385	22,779
	Abbott Laboratories	322,443	15,084
*	Amgen Inc.	200,095	10,525
	Bristol-Myers Squibb Co.	359,180	8,958
	Medtronic Inc.	230,046	8,344
	Eli Lilly & Co.	211,885	7,098
	UnitedHealth Group Inc.	237,427	6,743
*	Gilead Sciences Inc.	185,824	6,370
*	Express Scripts Inc.	114,472	5,382
*	Medco Health
	Solutions Inc.	95,375	5,253
	Baxter International Inc.	124,521	5,061
*	Celgene Corp.	96,242	4,891
*	WellPoint Inc.	89,215	4,365
*	Thermo Fisher
	Scientific Inc.	85,817	4,209

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	McKesson Corp.	56,735	3,810
	Allergan Inc.	64,348	3,749
	Becton Dickinson and Co.	48,838	3,302
	Stryker Corp.	58,868	2,947
*	Genzyme Corp.	55,632	2,824
*	Biogen Idec Inc.	55,860	2,651
*	Intuitive Surgical Inc.	8,177	2,581
	Cardinal Health Inc.	75,859	2,550
*	St. Jude Medical Inc.	68,208	2,462
	Aetna Inc.	88,978	2,347
*	Zimmer Holdings Inc.	42,418	2,293
*	Hospira Inc.	34,754	1,997
	AmerisourceBergen Corp.
	Class A	59,024	1,874
*	Boston Scientific Corp.	316,016	1,833
*	Life Technologies Corp.	38,282	1,809
	CIGNA Corp.	58,020	1,802
*	Forest Laboratories Inc.	63,127	1,732
*	Laboratory Corp. of
	America Holdings	21,768	1,640
*	Humana Inc.	35,562	1,624
	Quest Diagnostics Inc.	31,674	1,576
	CR Bard Inc.	19,934	1,546
*	DaVita Inc.	21,813	1,362
*	Varian Medical
	Systems Inc.	25,849	1,351
*	Waters Corp.	19,358	1,252
*	Millipore Corp.	11,634	1,241
*	Mylan Inc.	64,719	1,103
*	Cerner Corp.	14,324	1,087
	DENTSPLY
	International Inc.	30,753	920
*	Watson
	Pharmaceuticals Inc.	22,477	912
*	Cephalon Inc.	15,832	898
*	CareFusion Corp.	36,989	840
	Patterson Cos. Inc.	19,340	552
*	Coventry Health Care Inc.	30,780	544
	PerkinElmer Inc.	24,637	509
*	King Pharmaceuticals Inc.	52,452	398
*	Tenet Healthcare Corp.	91,117	395
			235,434
Industrials (10.3%)
	General Electric Co.	2,230,609	32,165
	United Technologies Corp.	194,907	12,651
	United Parcel Service Inc.
	Class B	206,891	11,770
	3M Co.	148,950	11,766
	Boeing Co.	158,546	9,949
	Caterpillar Inc.	131,046	7,872
	Union Pacific Corp.	105,847	7,357
	Emerson Electric Co.	157,514	6,882
	Honeywell
	International Inc.	159,968	6,244
	Deere & Co.	88,820	4,945
	Lockheed Martin Corp.	65,204	4,858

			Market
			Value•
		Shares	($000)
	General Dynamics Corp.	80,544	4,717
	FedEx Corp.	65,497	4,592
	Norfolk Southern Corp.	77,406	4,106
	Danaher Corp.	109,788	4,075
	CSX Corp.	81,369	4,038
	Raytheon Co.	77,395	3,745
	Northrop Grumman Corp.	62,870	3,423
	Illinois Tool Works Inc.	80,872	3,338
	Waste Management Inc.	101,134	3,164
	Precision Castparts Corp.	29,665	3,053
	PACCAR Inc.	76,139	3,036
	Cummins Inc.	41,844	2,725
	Eaton Corp.	34,979	2,289
	Republic Services Inc.
	Class A	67,656	2,011
	CH Robinson
	Worldwide Inc.	34,612	1,927
	Parker Hannifin Corp.	33,590	1,863
	Rockwell Collins Inc.	33,014	1,754
	Goodrich Corp.	26,168	1,734
	Southwest Airlines Co.	155,336	1,726
	ITT Corp.	38,202	1,716
	L-3 Communications
	Holdings Inc.	24,177	1,713
	Dover Corp.	38,906	1,626
	Fluor Corp.	37,290	1,585
	Expeditors International of
	Washington Inc.	44,623	1,540
	Rockwell Automation Inc.	29,803	1,463
	Fastenal Co.	27,541	1,382
	WW Grainger Inc.	12,863	1,279
*	Stericycle Inc.	17,764	1,165
	Roper Industries Inc.	19,740	1,105
	Flowserve Corp.	11,768	998
	Textron Inc.	56,808	964
	Pitney Bowes Inc.	43,581	957
*	Jacobs Engineering
	Group Inc.	26,145	953
*	Quanta Services Inc.	44,069	910
	Iron Mountain Inc.	38,055	855
	Pall Corp.	24,395	838
	Masco Corp.	74,819	805
	Equifax Inc.	26,567	745
	Robert Half
	International Inc.	31,501	742
	Avery Dennison Corp.	23,087	742
	Dun & Bradstreet Corp.	10,539	707
	RR Donnelley & Sons Co.	42,868	702
	Cintas Corp.	27,402	657
	Snap-On Inc.	11,967	490
	Ryder System Inc.	11,004	443
*	Raytheon Co.
	Warrants Exp. 06/16/2011	2,287	27
			200,884

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
Information Technology (18.8%)
*	Apple Inc.	190,113	47,819
	Microsoft Corp.	1,592,899	36,653
	International Business
	Machines Corp.	267,847	33,074
*	Cisco Systems Inc.	1,193,114	25,425
	Intel Corp.	1,162,387	22,608
*	Google Inc. Class A	50,568	22,500
	Hewlett-Packard Co.	487,706	21,108
	Oracle Corp.	817,796	17,550
	QUALCOMM Inc.	342,627	11,252
*	EMC Corp.	429,320	7,857
	Visa Inc. Class A	94,622	6,695
	Texas Instruments Inc.	255,248	5,942
	Corning Inc.	326,390	5,271
*	eBay Inc.	237,407	4,656
*	Dell Inc.	360,372	4,346
	Automatic Data
	Processing Inc.	104,946	4,225
	Mastercard Inc. Class A	20,234	4,037
*	Yahoo! Inc.	245,778	3,399
	Applied Materials Inc.	281,095	3,379
*	Motorola Inc.	485,279	3,164
*	Cognizant Technology
	Solutions Corp. Class A	62,460	3,127
	Broadcom Corp. Class A	90,095	2,970
*	Adobe Systems Inc.	109,830	2,903
*	NetApp Inc.	72,018	2,687
*	Juniper Networks Inc.	109,783	2,505
	Xerox Corp.	288,920	2,323
*	Symantec Corp.	167,252	2,321
*	Intuit Inc.	65,494	2,277
	Western Union Co.	140,722	2,098
*	Agilent Technologies Inc.	72,947	2,074
*	SanDisk Corp.	48,185	2,027
*	Salesforce.com Inc.	23,523	2,019
	Fidelity National Information
	Services Inc.	69,441	1,862
	Paychex Inc.	67,225	1,746
	Analog Devices Inc.	62,247	1,734
*	Citrix Systems Inc.	38,703	1,634
	Altera Corp.	63,221	1,569
*	Micron Technology Inc.	178,959	1,519
	CA Inc.	81,785	1,505
*	Akamai Technologies Inc.	35,853	1,455
	Computer Sciences Corp.	32,084	1,452
*	Fiserv Inc.	31,767	1,450
	Xilinx Inc.	57,336	1,448
*	Western Digital Corp.	47,824	1,442
	Amphenol Corp. Class A	36,163	1,421
*	BMC Software Inc.	37,845	1,311
	Linear Technology Corp.	47,047	1,308
*	NVIDIA Corp.	119,881	1,224
*	Autodesk Inc.	47,933	1,168
*	First Solar Inc.	10,133	1,153
*	Red Hat Inc.	39,427	1,141

			Market
			Value•
		Shares	($000)
	Harris Corp.	27,020	1,125
	Microchip Technology Inc.	38,899	1,079
*	Teradata Corp.	34,759	1,059
*	SAIC Inc.	61,268	1,026
*	VeriSign Inc.	38,331	1,018
*	McAfee Inc.	32,600	1,001
	KLA-Tencor Corp.	35,459	989
*	Electronic Arts Inc.	68,255	983
*	FLIR Systems Inc.	32,196	937
*	Advanced Micro
	Devices Inc.	117,845	863
	National
	Semiconductor Corp.	50,216	676
*	LSI Corp.	136,832	629
	Total System Services Inc.	41,744	568
*	Lexmark International Inc.
	Class A	16,508	545
	Jabil Circuit Inc.	40,340	537
	Molex Inc.	28,622	522
	Tellabs Inc.	80,215	513
*	Novellus Systems Inc.	20,148	511
*	MEMC Electronic
	Materials Inc.	47,304	467
*	JDS Uniphase Corp.	47,391	466
*	Novell Inc.	73,781	419
*	QLogic Corp.	23,286	387
*	Compuware Corp.	47,776	381
*	Teradyne Inc.	37,500	366
*	Monster Worldwide Inc.	26,188	305
			365,205
Materials (3.4%)
	EI du Pont de
	Nemours & Co.	189,224	6,545
	Newmont Mining Corp.	102,588	6,334
	Freeport-McMoRan
	Copper & Gold Inc.	98,665	5,834
	Dow Chemical Co.	241,494	5,728
	Monsanto Co.	113,921	5,265
	Praxair Inc.	63,834	4,851
	Air Products &
	Chemicals Inc.	44,332	2,873
	Nucor Corp.	65,890	2,522
	Ecolab Inc.	48,879	2,195
	Alcoa Inc.	213,403	2,147
	PPG Industries Inc.	34,724	2,098
	International Paper Co.	91,518	2,071
	Weyerhaeuser Co.	44,108	1,553
	Sherwin-Williams Co.	19,354	1,339
	Cliffs Natural Resources Inc.	28,232	1,331
	Sigma-Aldrich Corp.	25,440	1,268
	Vulcan Materials Co.	26,830	1,176
	United States Steel Corp.	29,980	1,156
	Airgas Inc.	17,397	1,082
	Ball Corp.	19,307	1,020
	CF Industries Holdings Inc.	14,889	945
*	Owens-Illinois Inc.	34,485	912

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Allegheny Technologies Inc.	20,620	911
	FMC Corp.	15,264	877
	Eastman Chemical Co.	15,222	812
	MeadWestvaco Corp.	35,959	798
*	Pactiv Corp.	27,557	767
	International Flavors &
	Fragrances Inc.	16,654	707
	Sealed Air Corp.	33,092	653
	Bemis Co. Inc.	22,850	617
*	Titanium Metals Corp.	17,700	311
	AK Steel Holding Corp.	23,000	274
			66,972
Telecommunication Services (3.0%)
	AT&T Inc.	1,234,495	29,863
	Verizon
	Communications Inc.	590,515	16,546
*	American Tower Corp.
	Class A	84,286	3,751
*	Sprint Nextel Corp.	622,966	2,642
	CenturyLink Inc.	62,965	2,097
	Qwest Communications
	International Inc.	312,829	1,642
	Windstream Corp.	101,258	1,069
	Frontier
	Communications Corp.	65,759	468
*	MetroPCS
	Communications Inc.	54,228	444
			58,522
Utilities (3.8%)
	Southern Co.	172,213	5,731
	Exelon Corp.	138,086	5,243
	Dominion Resources Inc.	124,391	4,819
	Duke Energy Corp.	274,198	4,387
	NextEra Energy Inc.	86,718	4,228
	Public Service Enterprise
	Group Inc.	105,834	3,316
	American Electric
	Power Co. Inc.	99,952	3,229
	PG&E Corp.	77,781	3,197
	Entergy Corp.	39,535	2,832
	Consolidated Edison Inc.	58,832	2,536

		Market
		Value•
	Shares	($000)
Sempra Energy	51,652	2,417
PPL Corp.	96,217	2,401
Progress Energy Inc.	59,940	2,351
FirstEnergy Corp.	63,730	2,245
Edison International	68,133	2,161
Xcel Energy Inc.	96,324	1,985
Questar Corp.	36,468	1,659
DTE Energy Co.	35,279	1,609
Constellation Energy
Group Inc.	42,276	1,363
* AES Corp.	139,435	1,288
Wisconsin Energy Corp.	24,528	1,245
Ameren Corp.	49,921	1,187
CenterPoint Energy Inc.	86,788	1,142
* NRG Energy Inc.	53,474	1,134
EQT Corp.	30,004	1,084
Oneok Inc.	22,162	959
Northeast Utilities	36,959	942
SCANA Corp.	23,788	851
NiSource Inc.	57,743	837
Pinnacle West Capital Corp.	22,740	827
Allegheny Energy Inc.	35,300	730
Pepco Holdings Inc.	46,355	727
Integrys Energy Group Inc.	16,173	707
CMS Energy Corp.	47,941	702
TECO Energy Inc.	44,550	671
Nicor Inc.	9,580	388
		73,130
Total Common Stocks
(Cost $2,086,975)		1,947,711
Other Assets and Liabilities (0.0%)
Other Assets		6,336
Liabilities		(6,347)
		(11)
Net Assets (100%)		1,947,700

Tax-Managed Growth and Income Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	2,142,091
Overdistributed Net Investment Income	(3,260)
Accumulated Net Realized Losses	(51,867)
Unrealized Appreciation (Depreciation)	(139,264)
Net Assets	1,947,700

Investor Shares—Net Assets
Applicable to 18,581,813 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	417,373
Net Asset Value Per Share—
Investor Shares	$22.46

Admiral Shares—Net Assets
Applicable to 29,117,212 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,344,073
Net Asset Value Per Share—
Admiral Shares	$46.16

Institutional Shares—Net Assets
Applicable to 8,291,704 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	186,254
Net Asset Value Per Share—
Institutional Shares	$22.46

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	21,530
Interest[1]	2
Total Income	21,532
Expenses
The Vanguard Group—Note B
Investment Advisory Services	119
Management and Administrative—Investor Shares	382
Management and Administrative—Admiral Shares	647
Management and Administrative—Institutional Shares	46
Marketing and Distribution—Investor Shares	45
Marketing and Distribution—Admiral Shares	127
Marketing and Distribution—Institutional Shares	21
Custodian Fees	31
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	1,428
Net Investment Income	20,104
Realized Net Gain (Loss) on Investment Securities Sold	37,844
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(196,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	(138,136)
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,104	45,962
Realized Net Gain (Loss)	37,844	445,426
Change in Unrealized Appreciation (Depreciation)	(196,084)	(30,231)
Net Increase (Decrease) in Net Assets Resulting from Operations	(138,136)	461,157
Distributions
Net Investment Income
Investor Shares	(4,187)	(9,716)
Admiral Shares	(13,830)	(30,061)
Institutional Shares	(2,001)	(5,034)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(20,018)	(44,811)
Capital Share Transactions
Investor Shares	(27,994)	(33,993)
Admiral Shares	(12,175)	(17,864)
Institutional Shares	594	(104,662)
Net Increase (Decrease) from Capital Share Transactions	(39,575)	(156,519)
Total Increase (Decrease)	(197,729)	259,827
Net Assets
Beginning of Period	2,145,429	1,885,602
End of Period[1]	1,947,700	2,145,429
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,260,000) and ($3,346,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$24.30	$19.65	$31.96	$30.87	$27.15	$26.36
Investment Operations
Net Investment Income	.222	.490	.572	.578	.504	.467
Net Realized and Unrealized Gain (Loss)
on Investments	(1.839)	4.640	(12.295)	1.089	3.727	.801
Total from Investment Operations	(1.617)	5.130	(11.723)	1.667	4.231	1.268
Distributions
Dividends from Net Investment Income	(.223)	(.480)	(.587)	(.577)	(.511)	(.478)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.223)	(.480)	(.587)	(.577)	(.511)	(.478)
Net Asset Value, End of Period	$22.46	$24.30	$19.65	$31.96	$30.87	$27.15

Total Return[1]	-6.72%	26.47%	-37.04%	5.39%	15.73%	4.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$417	$479	$420	$740	$784	$806
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.21%	0.16%	0.15%	0.15%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.82%[2]	2.34%	2.13%	1.80%	1.77%	1.78%
Portfolio Turnover Rate	7%[2]	38%	8%	5%	6%	10%
1 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$49.94	$40.39	$65.69	$63.44	$55.80	$54.17
Investment Operations
Net Investment Income	.478	1.036	1.212	1.230	1.069	.989
Net Realized and Unrealized Gain (Loss)
on Investments	(3.781)	9.532	(25.276)	2.245	7.648	1.645
Total from Investment Operations	(3.303)	10.568	(24.064)	3.475	8.717	2.634
Distributions
Dividends from Net Investment Income	(.477)	(1.018)	(1.236)	(1.225)	(1.077)	(1.004)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.477)	(1.018)	(1.236)	(1.225)	(1.077)	(1.004)
Net Asset Value, End of Period	$46.16	$49.94	$40.39	$65.69	$63.44	$55.80

Total Return[1]	-6.69%	26.54%	-37.00%	5.47%	15.77%	4.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,344	$1,466	$1,203	$2,113	$1,935	$1,575
Ratio of Total Expenses to
Average Net Assets	0.12%[2]	0.15%	0.10%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.90%[2]	2.40%	2.19%	1.86%	1.82%	1.82%
Portfolio Turnover Rate	7%[2]	38%	8%	5%	6%	10%
1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$24.30	$19.65	$31.96	$30.87	$27.15	$26.36
Investment Operations
Net Investment Income	.238	.515	.598	.604	.527	.485
Net Realized and Unrealized Gain (Loss)
on Investments	(1.841)	4.642	(12.299)	1.089	3.727	.801
Total from Investment Operations	(1.603)	5.157	(11.701)	1.693	4.254	1.286
Distributions
Dividends from Net Investment Income	(.237)	(.507)	(.609)	(.603)	(.534)	(.496)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.237)	(.507)	(.609)	(.603)	(.534)	(.496)
Net Asset Value, End of Period	$22.46	$24.30	$19.65	$31.96	$30.87	$27.15

Total Return[1]	-6.67%	26.63%	-36.98%	5.47%	15.82%	4.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$186	$200	$263	$469	$389	$303
Ratio of Total Expenses to
Average Net Assets	0.08%[2]	0.09%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.94%[2]	2.46%	2.22%	1.88%	1.85%	1.85%
Portfolio Turnover Rate	7%[2]	38%	8%	5%	6%	10%
1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Tax-Managed Growth and Income Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $398,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $89,637,000 to offset future net capital gains of $20,701,000 through December 31, 2013, $1,431,000 through December 31, 2014, and $67,505,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $2,086,975,000. Net unrealized depreciation of investment securities for tax purposes was $139,264,000, consisting of unrealized gains of $234,393,000 on securities that had risen in value since their purchase and $373,657,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Growth and Income Fund

E. During the six months ended June 30, 2010, the fund purchased $74,300,000 of investment securities and sold $114,443,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	14,932	604	38,556	1,918
Issued in Lieu of Cash Distributions	3,729	153	8,650	406
Redeemed[1]	(46,655)	(1,890)	(81,199)	(3,988)
Net Increase (Decrease)—Investor Shares	(27,994)	(1,133)	(33,993)	(1,664)
Admiral Shares
Issued	44,927	887	101,215	2,524
Issued in Lieu of Cash Distributions	10,800	216	23,319	532
Redeemed[1]	(67,902)	(1,341)	(142,398)	(3,471)
Net Increase (Decrease)—Admiral Shares	(12,175)	(238)	(17,864)	(415)
Institutional Shares
Issued	18,472	780	3,198	175
Issued in Lieu of Cash Distributions	1,265	52	3,141	149
Redeemed[1]	(19,143)	(791)	(111,001)	(5,450)
Net Increase (Decrease)—Institutional Shares	594	41	(104,662)	(5,126)
1 Net of redemption fees for fiscal 2010 and 2009 of $223,000 and $807,000, respectively (fund totals).

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VMCAX	VTCLX	VTCIX
Expense Ratio[1]	0.21%	0.15%	0.09%
30-Day SEC Yield	1.46%	1.54%	1.58%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	632	985	4,114
Median Market Cap $28.4B		$29.9B	$25.2B
Price/Earnings Ratio	16.6x	16.7x	17.6x
Price/Book Ratio	1.9x	1.9x	1.9x
Return on Equity	19.8%	19.8%	19.1%
Earnings Growth Rate 7.2%		6.6%	6.6%
Dividend Yield	1.8%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	9%	—	—
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	10.9%	10.7%	11.4%
Consumer Staples	10.5	10.3	10.4
Energy	10.3	10.4	9.4
Financials	16.3	16.7	17.5
Health Care	12.2	12.2	11.7
Industrials	10.9	10.8	10.8
Information
Technology	18.5	18.4	18.7
Materials	3.8	3.8	3.9
Telecommunication
Services	3.0	2.9	2.7
Utilities	3.6	3.8	3.5

Volatility Measures
		DJ
	U.S. Total
	Russell 1000	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.99
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.8%
Apple Inc.	Computer
	Hardware	2.2
Microsoft Corp.	Systems Software	1.7
Procter & Gamble Co.	Household
	Products	1.7
Johnson & Johnson	Pharmaceuticals	1.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Berkshire Hathaway Inc.	Property & Casualty
Class B	Insurance	1.4
Chevron Corp.	Integrated Oil &
	Gas	1.3
Top Ten		17.0%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.20% for Investor Shares, 0.12% for Admiral Shares, and 0.08% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	9/6/1994	14.45%	-0.51%	-2.02%
Fee-Adjusted Returns		13.32	-0.51	-2.02
Admiral Shares	11/12/2001	14.54	-0.45	1.70[1]
Fee-Adjusted Returns		13.42	-0.45	1.70[1]
Institutional Shares	2/24/1999	14.61	-0.42	-1.93
Fee-Adjusted Returns		13.48	-0.42	-1.93
1 Return since inception.

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.9%)
	McDonald’s Corp.	306,260	20,173
	Walt Disney Co.	611,436	19,260
	Home Depot Inc.	480,000	13,474
	Comcast Corp. Class A	755,371	13,121
*	Amazon.com Inc.	116,800	12,762
	Target Corp.	243,300	11,963
	Time Warner Inc.	376,649	10,889
*	DIRECTV Class A	308,353	10,459
	Lowe’s Cos. Inc.	498,600	10,181
*	Ford Motor Co.	998,028	10,060
	News Corp. Class A	778,830	9,315
	NIKE Inc. Class B	127,200	8,592
	Yum! Brands Inc.	173,360	6,768
	Starbucks Corp.	274,352	6,667
	Johnson Controls Inc.	237,600	6,384
*	Kohl’s Corp.	126,650	6,016
	Viacom Inc. Class B	171,033	5,365
	Time Warner Cable Inc.	94,542	4,924
	Best Buy Co. Inc.	141,084	4,777
	Coach Inc.	127,900	4,675
*	Bed Bath & Beyond Inc.	123,717	4,587
	Gap Inc.	211,887	4,123
	Marriott International Inc.
	Class A	125,975	3,772
	Starwood Hotels &
	Resorts Worldwide Inc.	88,624	3,672
*	O’Reilly Automotive Inc.	75,748	3,603
	McGraw-Hill Cos. Inc.	122,900	3,458
*	Liberty Media Corp.-
	Interactive	318,926	3,349
*	Dollar Tree Inc.	78,751	3,278
	Darden Restaurants Inc.	83,850	3,258
*	AutoZone Inc.	16,700	3,227
	Ross Stores Inc.	60,296	3,213
	Hasbro Inc.	77,100	3,169
*	CarMax Inc.	150,546	2,996
	Advance Auto Parts Inc.	59,402	2,981
*	NVR Inc.	4,440	2,908

			Market
			Value•
		Shares	($000)
*	Discovery
	Communications Inc.	90,137	2,788
*	BorgWarner Inc.	74,400	2,778
	Polo Ralph Lauren Corp.
	Class A	37,000	2,699
*	Sirius XM Radio Inc.	2,804,000	2,662
	DeVry Inc.	50,459	2,649
	Expedia Inc.	139,113	2,613
	PetSmart Inc.	85,700	2,586
*	Pulte Group Inc.	304,974	2,525
	Scripps Networks
	Interactive Inc. Class A	62,170	2,508
*	Apollo Group Inc. Class A	56,729	2,409
*	Toll Brothers Inc.	144,600	2,366
	John Wiley & Sons Inc.
	Class A	58,700	2,270
*	Las Vegas Sands Corp.	100,440	2,224
*	AutoNation Inc.	112,025	2,184
*	Interpublic Group of
	Cos. Inc.	294,400	2,099
	Gentex Corp.	116,252	2,090
	Phillips-Van Heusen Corp.	44,000	2,036
	International Game
	Technology	129,600	2,035
*	MGM Resorts International	208,690	2,012
*	Liberty Global Inc.	75,207	1,955
*	Office Depot Inc.	479,200	1,936
	Staples Inc.	94,495	1,800
*	Liberty Global Inc. Class A	67,398	1,752
	Omnicom Group Inc.	50,600	1,736
	CBS Corp. Class B	127,174	1,644
	International
	Speedway Corp. Class A	62,378	1,607
*	Mohawk Industries Inc.	34,700	1,588
	Brinker International Inc.	102,750	1,486
*	Career Education Corp.	60,400	1,390
*	Lamar Advertising Co.
	Class A	56,186	1,378
	Stanley Black & Decker Inc.	26,745	1,351
	Cablevision Systems Corp.
	Class A	54,344	1,305

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Harman International
	Industries Inc.	43,600	1,303
	Harley-Davidson Inc.	56,800	1,263
	DR Horton Inc.	126,366	1,242
	Weight Watchers
	International Inc.	45,200	1,161
	RadioShack Corp.	58,000	1,132
	Washington Post Co.
	Class B	2,720	1,116
	Nordstrom Inc.	32,300	1,040
	Virgin Media Inc.	62,269	1,039
	Macy’s Inc.	56,800	1,017
*	Dollar General Corp.	36,000	992
	American Eagle
	Outfitters Inc.	75,991	893
	Foot Locker Inc.	70,600	891
*	Liberty Media Corp.-Starz	16,392	850
	Mattel Inc.	36,032	762
	Lennar Corp. Class A	54,600	759
	Abercrombie & Fitch Co.	23,300	715
*	Liberty Media Corp.-Capital	16,431	689
	TJX Cos. Inc.	12,976	544
*	Sears Holdings Corp.	7,200	465
	Comcast Corp.	26,219	431
	Chico’s FAS Inc.	28,340	280
*	Education
	Management Corp.	18,200	278
*	Madison Square Garden Inc.
	Class A	13,586	267
	Wynn Resorts Ltd.	2,000	152
*	Hanesbrands Inc.	5,575	134
	Lennar Corp. Class B	8,300	94
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 03/02/2012	2,684	—
			333,389
Consumer Staples (10.5%)
	Procter & Gamble Co.	856,178	51,354
	Coca-Cola Co.	637,700	31,961
	PepsiCo Inc.	490,139	29,874
	Wal-Mart Stores Inc.	619,828	29,795
	Philip Morris
	International Inc.	494,509	22,668
	CVS Caremark Corp.	443,754	13,011
	Kraft Foods Inc.	348,826	9,767
	Colgate-Palmolive Co.	115,900	9,128
	Costco Wholesale Corp.	156,100	8,559
	Walgreen Co.	307,300	8,205
	Altria Group Inc.	376,278	7,541
	Archer-Daniels-Midland Co.	249,273	6,436
	Kroger Co.	263,700	5,192
	Clorox Co.	69,120	4,296
	Dr Pepper Snapple
	Group Inc.	114,200	4,270
	Coca-Cola Enterprises Inc.	153,000	3,957
	Hershey Co.	81,300	3,897
	Campbell Soup Co.	97,400	3,490

			Market
			Value•
		Shares	($000)
	Safeway Inc.	170,462	3,351
	Estee Lauder Cos. Inc.
	Class A	60,000	3,344
	Brown-Forman Corp.
	Class B	57,846	3,311
	General Mills Inc.	88,800	3,154
	Bunge Ltd.	62,800	3,089
	Molson Coors Brewing Co.
	Class B	71,900	3,046
	Church & Dwight Co. Inc.	47,100	2,954
	JM Smucker Co.	49,024	2,952
	Tyson Foods Inc. Class A	177,944	2,916
	McCormick & Co. Inc.	76,100	2,889
	Kimberly-Clark Corp.	46,540	2,822
*	Constellation Brands Inc.
	Class A	168,300	2,629
	Hormel Foods Corp.	62,600	2,534
	Del Monte Foods Co.	169,460	2,439
*	Green Mountain Coffee
	Roasters Inc.	93,509	2,403
*	Hansen Natural Corp.	60,300	2,358
	Alberto-Culver Co. Class B	82,614	2,238
*	Smithfield Foods Inc.	150,135	2,237
	Kellogg Co.	44,300	2,228
*	Energizer Holdings Inc.	44,128	2,219
	Corn Products
	International Inc.	72,200	2,188
	Mead Johnson
	Nutrition Co.	42,525	2,131
*	Dean Foods Co.	205,475	2,069
*	Ralcorp Holdings Inc.	29,009	1,590
	Avon Products Inc.	59,300	1,571
*	Central European
	Distribution Corp.	72,480	1,550
*	NBTY Inc.	37,300	1,269
*	Whole Foods Market Inc.	32,840	1,183
	Sara Lee Corp.	44,600	629
	Sysco Corp.	17,111	489
*	BJ’s Wholesale Club Inc.	9,300	344
	ConAgra Foods Inc.	11,200	261
	Reynolds American Inc.	106	5
			323,793
Energy (10.3%)
	Exxon Mobil Corp.	1,500,264	85,620
	Chevron Corp.	582,638	39,538
	ConocoPhillips	354,040	17,380
	Schlumberger Ltd.	312,000	17,266
	Occidental Petroleum Corp.	190,339	14,685
	Apache Corp.	114,662	9,653
	Devon Energy Corp.	148,622	9,054
	EOG Resources Inc.	88,300	8,686
	Baker Hughes Inc.	162,171	6,741
	Anadarko Petroleum Corp.	179,316	6,472
	National Oilwell Varco Inc.	170,541	5,640
*	Southwestern Energy Co.	145,600	5,626
	Hess Corp.	109,600	5,517

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Noble Energy Inc.	79,600	4,802
	Peabody Energy Corp.	120,900	4,731
	Williams Cos. Inc.	247,700	4,528
*	Cameron
	International Corp.	124,302	4,042
	Halliburton Co.	158,200	3,884
*	Newfield Exploration Co.	74,600	3,645
*	FMC Technologies Inc.	68,250	3,594
	Smith International Inc.	91,300	3,437
	Pioneer Natural
	Resources Co.	57,700	3,430
	Cimarex Energy Co.	46,499	3,328
	Range Resources Corp.	82,500	3,312
	Valero Energy Corp.	182,480	3,281
	Chesapeake Energy Corp.	143,311	3,002
	Marathon Oil Corp.	81,100	2,521
	Diamond Offshore
	Drilling Inc.	39,700	2,469
	Helmerich & Payne Inc.	67,580	2,468
*	Pride International Inc.	106,400	2,377
	Cabot Oil & Gas Corp.	74,535	2,334
	Southern Union Co.	105,700	2,311
*	Dresser-Rand Group Inc.	69,987	2,208
	SM Energy Co.	54,700	2,197
*	Mariner Energy Inc.	101,352	2,177
*	Continental Resources Inc.	43,900	1,959
*	Concho Resources Inc.	35,300	1,953
*	SandRidge Energy Inc.	335,014	1,953
*	Forest Oil Corp.	65,300	1,787
*	Rowan Cos. Inc.	80,600	1,768
	Arch Coal Inc.	73,400	1,454
*	Plains Exploration &
	Production Co.	66,760	1,376
	Consol Energy Inc.	33,900	1,145
*	Unit Corp.	12,800	520
*	Quicksilver Resources Inc.	26,420	291
	Patterson-UTI Energy Inc.	21,200	273
	Tesoro Corp.	7,100	83
*	Denbury Resources Inc.	2,300	34
*	Superior Energy
	Services Inc.	1,048	20
			316,572
Financials (16.3%)
*	Berkshire Hathaway Inc.
	Class B	521,400	41,550
	JPMorgan Chase & Co.	1,079,621	39,525
	Bank of America Corp.	2,684,742	38,580
	Wells Fargo & Co.	1,389,008	35,559
*	Citigroup Inc.	6,005,595	22,581
	Goldman Sachs Group Inc.	139,830	18,355
	American Express Co.	331,300	13,153
	US Bancorp	392,700	8,777
	Prudential Financial Inc.	161,904	8,688
	Aflac Inc.	172,500	7,361
	CME Group Inc.	24,301	6,842
	MetLife Inc.	175,820	6,639

			Market
			Value•
		Shares	($000)
	Capital One Financial Corp.	158,900	6,404
	Morgan Stanley	264,800	6,146
	Bank of New York
	Mellon Corp.	224,606	5,545
	State Street Corp.	161,878	5,475
	Charles Schwab Corp.	377,200	5,349
	Franklin Resources Inc.	60,400	5,206
	Progressive Corp.	276,700	5,180
	Public Storage	58,200	5,116
	SunTrust Banks Inc.	215,590	5,023
	Travelers Cos. Inc.	101,877	5,017
	PNC Financial Services
	Group Inc.	82,831	4,680
	Loews Corp.	138,908	4,627
	Fifth Third Bancorp	371,700	4,568
	Host Hotels & Resorts Inc.	318,972	4,300
	Ameriprise Financial Inc.	115,860	4,186
	T Rowe Price Group Inc.	92,978	4,127
	Discover Financial Services	287,700	4,022
	Boston Properties Inc.	51,900	3,703
	Unum Group	166,800	3,620
	AvalonBay Communities Inc.	38,375	3,583
*	Genworth Financial Inc.
	Class A	268,600	3,511
	M&T Bank Corp.	38,600	3,279
	Plum Creek Timber Co. Inc.	91,500	3,159
	Hudson City Bancorp Inc.	251,902	3,083
	Allstate Corp.	102,300	2,939
*	CB Richard Ellis Group Inc.
	Class A	211,374	2,877
*	SLM Corp.	276,400	2,872
*	Arch Capital Group Ltd.	38,300	2,853
	Principal Financial Group Inc.	120,400	2,822
	Torchmark Corp.	55,500	2,748
	WR Berkley Corp.	102,297	2,707
	Reinsurance Group of
	America Inc. Class A	58,819	2,689
	SL Green Realty Corp.	48,200	2,653
	SEI Investments Co.	129,770	2,642
*	TD Ameritrade
	Holding Corp.	170,900	2,615
	Assurant Inc.	75,300	2,613
	Jones Lang LaSalle Inc.	39,650	2,603
*	Markel Corp.	7,620	2,591
	Hospitality Properties Trust	119,270	2,517
	Zions Bancorporation	116,600	2,515
*	St. Joe Co.	107,040	2,479
	Cullen/Frost Bankers Inc.	47,600	2,447
	Eaton Vance Corp.	86,202	2,380
*	First Horizon National Corp.	206,826	2,368
	People’s United
	Financial Inc.	174,014	2,349
	AMB Property Corp.	97,504	2,312
*	Leucadia National Corp.	117,400	2,290
	Moody’s Corp.	114,000	2,271
	Brown & Brown Inc.	118,600	2,270

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	HCC Insurance
	Holdings Inc.	91,600	2,268
*	Affiliated Managers
	Group Inc.	36,800	2,236
	East West Bancorp Inc.	146,400	2,233
*	Alleghany Corp.	7,596	2,228
	Raymond James
	Financial Inc.	89,650	2,213
	Commerce Bancshares Inc.	60,655	2,183
	Apartment Investment &
	Management Co.	112,103	2,171
	Simon Property Group Inc.	26,848	2,168
	Hanover Insurance
	Group Inc.	49,600	2,158
	City National Corp.	42,000	2,152
	Transatlantic Holdings Inc.	44,114	2,116
	Developers Diversified
	Realty Corp.	211,200	2,091
*	American International
	Group Inc.	60,321	2,077
	BlackRock Inc.	14,450	2,072
*	Popular Inc.	770,768	2,066
*	AmeriCredit Corp.	112,697	2,053
	StanCorp Financial
	Group Inc.	50,600	2,051
	Legg Mason Inc.	72,200	2,024
*	Forest City Enterprises Inc.
	Class A	172,255	1,950
	First Citizens
	BancShares Inc.	9,642	1,854
	BOK Financial Corp.	38,571	1,831
	Wesco Financial Corp.	5,590	1,807
*	CNA Financial Corp.	69,500	1,776
	Camden Property Trust	42,400	1,732
	Douglas Emmett Inc.	121,273	1,724
	Janus Capital Group Inc.	194,000	1,723
	TFS Financial Corp.	132,654	1,646
	Digital Realty Trust Inc.	28,440	1,640
	Northern Trust Corp.	34,773	1,624
	Chubb Corp.	30,900	1,545
	Kimco Realty Corp.	112,300	1,509
	Lazard Ltd. Class A	55,686	1,487
	BB&T Corp.	53,000	1,394
	New York Community
	Bancorp Inc.	86,400	1,319
	White Mountains
	Insurance Group Ltd.	3,828	1,241
	Marshall & Ilsley Corp.	169,300	1,216
	Federated Investors Inc.
	Class B	56,200	1,164
	Hartford Financial Services
	Group Inc.	49,200	1,089
	Bank of Hawaii Corp.	20,100	972
	Lincoln National Corp.	39,834	968
	American Financial
	Group Inc.	32,200	880

			Market
			Value•
		Shares	($000)
	ProLogis	80,068	811
	BRE Properties Inc.	21,500	794
	Associated Banc-Corp	60,678	744
	CapitalSource Inc.	130,938	623
	AON Corp.	16,400	609
	Federal Realty
	Investment Trust	8,200	576
	Taubman Centers Inc.	11,300	425
	Synovus Financial Corp.	161,056	409
*	GLG Partners Inc.	75,400	330
	Regions Financial Corp.	49,934	329
*	MBIA Inc.	57,000	320
	ACE Ltd.	6,200	319
	KeyCorp	39,369	303
	Invesco Ltd.	12,010	202
	BancorpSouth Inc.	4,000	71
	Wilmington Trust Corp.	3,100	34
	Essex Property Trust Inc.	300	29
			500,520
Health Care (12.2%)
	Johnson & Johnson	810,598	47,874
	Pfizer Inc.	2,138,984	30,502
	Merck & Co. Inc.	790,626	27,648
	Abbott Laboratories	407,600	19,068
*	Amgen Inc.	310,325	16,323
	UnitedHealth Group Inc.	367,662	10,442
*	Gilead Sciences Inc.	301,700	10,342
	Medtronic Inc.	263,600	9,561
*	Medco Health Solutions Inc.	159,842	8,804
*	Celgene Corp.	162,600	8,263
	Bristol-Myers Squibb Co.	312,841	7,802
*	Express Scripts Inc.	163,724	7,698
*	WellPoint Inc.	153,416	7,507
*	Thermo Fisher Scientific Inc.	149,306	7,323
	Allergan Inc.	114,530	6,672
*	Genzyme Corp.	111,500	5,661
	Stryker Corp.	109,200	5,467
	Becton Dickinson and Co.	80,600	5,450
	Eli Lilly & Co.	156,295	5,236
*	Biogen Idec Inc.	109,861	5,213
	Baxter International Inc.	127,341	5,175
*	St. Jude Medical Inc.	139,832	5,047
	McKesson Corp.	73,424	4,931
	Cardinal Health Inc.	145,512	4,891
	Aetna Inc.	178,188	4,701
*	Hospira Inc.	77,140	4,432
*	Zimmer Holdings Inc.	81,170	4,387
	AmerisourceBergen Corp.
	Class A	132,300	4,200
*	Forest Laboratories Inc.	150,600	4,131
	CIGNA Corp.	129,300	4,016
*	Life Technologies Corp.	84,735	4,004
	Quest Diagnostics Inc.	76,800	3,822
*	Laboratory Corp. of
	America Holdings	50,700	3,820
*	Humana Inc.	79,300	3,622

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Millipore Corp.	31,500	3,359
*	Waters Corp.	49,700	3,216
*	Mylan Inc.	183,837	3,133
*	Henry Schein Inc.	55,100	3,025
	Perrigo Co.	50,840	3,003
	DENTSPLY
	International Inc.	98,300	2,940
	Beckman Coulter Inc.	47,600	2,870
*	Watson
	Pharmaceuticals Inc.	70,000	2,840
*	Mettler-Toledo
	International Inc.	23,900	2,668
	Universal Health
	Services Inc. Class B	67,400	2,571
*	Lincare Holdings Inc.	78,950	2,567
*	Endo Pharmaceuticals
	Holdings Inc.	115,700	2,525
	CR Bard Inc.	29,300	2,272
	PerkinElmer Inc.	106,204	2,195
	Pharmaceutical Product
	Development Inc.	84,803	2,155
	Patterson Cos. Inc.	73,530	2,098
	Teleflex Inc.	37,000	2,008
*	Health Net Inc.	74,200	1,808
*	King Pharmaceuticals Inc.	232,962	1,768
*	CareFusion Corp.	72,756	1,652
*	Coventry Health Care Inc.	81,025	1,432
*	Varian Medical
	Systems Inc.	26,500	1,385
*	Boston Scientific Corp.	207,945	1,206
	Covidien PLC	29,700	1,193
*	Dendreon Corp.	35,345	1,143
*	Kinetic Concepts Inc.	31,000	1,132
*	Abraxis Bioscience Inc.	14,415	1,070
	Omnicare Inc.	40,900	969
*	Amylin
	Pharmaceuticals Inc.	47,800	899
*	DaVita Inc.	2,200	137
*	Furiex Pharmaceuticals Inc.	4,366	44
			375,318
Industrials (10.9%)
	General Electric Co.	2,935,972	42,337
	United Technologies Corp.	280,100	18,181
	Boeing Co.	236,770	14,857
	3M Co.	154,200	12,180
	Union Pacific Corp.	123,914	8,613
	United Parcel Service Inc.
	Class B	147,300	8,380
	FedEx Corp.	110,700	7,761
	General Dynamics Corp.	124,400	7,285
	Danaher Corp.	194,200	7,209
	Norfolk Southern Corp.	134,900	7,156
	CSX Corp.	142,600	7,077
	Illinois Tool Works Inc.	163,500	6,749
	Caterpillar Inc.	106,772	6,414
	Emerson Electric Co.	142,400	6,221

			Market
			Value•
		Shares	($000)
	Deere & Co.	104,800	5,835
	Precision Castparts Corp.	55,600	5,722
	PACCAR Inc.	142,910	5,698
	Lockheed Martin Corp.	72,700	5,416
	Cummins Inc.	80,300	5,230
	Honeywell International Inc.	131,400	5,129
	Waste Management Inc.	140,297	4,390
	CH Robinson Worldwide Inc.	76,100	4,236
	Raytheon Co.	85,833	4,153
	Parker Hannifin Corp.	74,200	4,115
	Northrop Grumman Corp.	72,268	3,934
	Rockwell Collins Inc.	73,700	3,916
	ITT Corp.	87,100	3,913
	Southwest Airlines Co.	351,687	3,907
	L-3 Communications
	Holdings Inc.	54,000	3,825
	Fluor Corp.	86,200	3,664
	Expeditors International of
	Washington Inc.	105,061	3,626
	Fastenal Co.	69,000	3,463
*	Stericycle Inc.	51,108	3,352
	WW Grainger Inc.	33,400	3,322
	Roper Industries Inc.	54,700	3,061
	Joy Global Inc.	59,100	2,960
	Flowserve Corp.	34,700	2,943
*	Jacobs Engineering
	Group Inc.	77,700	2,831
*	Quanta Services Inc.	136,100	2,811
	AMETEK Inc.	69,600	2,794
	Pall Corp.	78,300	2,691
	Equifax Inc.	93,200	2,615
	JB Hunt Transport
	Services Inc.	79,500	2,597
	Iron Mountain Inc.	114,088	2,562
	Donaldson Co. Inc.	60,000	2,559
	Bucyrus International Inc.
	Class A	53,239	2,526
*	Owens Corning	83,900	2,509
*	Oshkosh Corp.	79,200	2,468
	Dun & Bradstreet Corp.	36,200	2,430
	Manpower Inc.	54,600	2,358
	Carlisle Cos. Inc.	65,200	2,356
	Landstar System Inc.	59,289	2,312
	MSC Industrial Direct Co.
	Class A	44,700	2,265
	IDEX Corp.	76,800	2,194
*	WABCO Holdings Inc.	69,441	2,186
	Valmont Industries Inc.	29,537	2,146
	Robert Half International Inc.	87,500	2,061
*	Terex Corp.	108,066	2,025
	SPX Corp.	37,400	1,975
	Toro Co.	40,100	1,970
	Manitowoc Co. Inc.	213,674	1,953
	KBR Inc.	89,249	1,815
*	Alliant Techsystems Inc.	28,600	1,775
*	USG Corp.	143,460	1,733

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Cintas Corp.	70,766	1,696
	Con-way Inc.	54,200	1,627
*	Verisk Analytics Inc.
	Class A	51,500	1,540
	Lennox International Inc.	35,090	1,459
*	Navistar International Corp.	28,500	1,402
*	CNH Global NV	58,500	1,325
	Textron Inc.	61,020	1,036
	UTi Worldwide Inc.	77,587	961
	Gardner Denver Inc.	19,846	885
	Graco Inc.	27,658	780
	Tyco International Ltd.	19,000	669
	Republic Services Inc.
	Class A	19,512	580
*	Hertz Global Holdings Inc.	22,000	208
	Ryder System Inc.	3,600	145
*	KAR Auction Services Inc.	10,953	136
*	AGCO Corp.	3,600	97
*	Raytheon Co.
	Warrants Exp. 06/16/2011	2,285	27
*	AMR Corp.	3,100	21
			333,341
Information Technology (18.6%)
*	Apple Inc.	268,000	67,410
	Microsoft Corp.	2,269,000	52,210
	International Business
	Machines Corp.	381,958	47,164
*	Cisco Systems Inc.	1,715,600	36,559
*	Google Inc. Class A	74,170	33,002
	Hewlett-Packard Co.	710,258	30,740
	Intel Corp.	1,539,200	29,937
	Oracle Corp.	1,168,334	25,072
	QUALCOMM Inc.	415,720	13,652
*	EMC Corp.	677,500	12,398
	Visa Inc. Class A	156,698	11,086
	Texas Instruments Inc.	417,800	9,726
	Corning Inc.	504,200	8,143
*	eBay Inc.	413,914	8,117
*	Dell Inc.	608,000	7,332
*	Yahoo! Inc.	528,300	7,306
	Mastercard Inc. Class A	31,020	6,189
	Applied Materials Inc.	511,500	6,148
	Broadcom Corp. Class A	175,950	5,801
*	Adobe Systems Inc.	210,600	5,566
*	NetApp Inc.	144,963	5,409
*	Symantec Corp.	361,351	5,016
	Xerox Corp.	593,604	4,773
*	Intuit Inc.	133,185	4,631
	Western Union Co.	309,895	4,621
*	Agilent Technologies Inc.	151,106	4,296
	Fidelity National Information
	Services Inc.	155,178	4,162
*	Citrix Systems Inc.	91,156	3,850
	Altera Corp.	150,847	3,743
	CA Inc.	201,266	3,703
	Amphenol Corp. Class A	94,000	3,692

			Market
			Value•
		Shares	($000)
	Computer Sciences Corp.	78,900	3,570
*	Fiserv Inc.	78,050	3,564
*	BMC Software Inc.	101,100	3,501
	Linear Technology Corp.	124,200	3,454
*	Western Digital Corp.	114,100	3,441
*	Cognizant Technology
	Solutions Corp. Class A	67,923	3,400
	Analog Devices Inc.	118,166	3,292
*	Autodesk Inc.	130,788	3,186
*	Lam Research Corp.	82,108	3,125
*	NVIDIA Corp.	300,544	3,069
*	Teradata Corp.	99,574	3,035
	KLA-Tencor Corp.	100,800	2,810
*	Juniper Networks Inc.	119,000	2,716
*	Avnet Inc.	105,400	2,541
*	LSI Corp.	514,328	2,366
	Global Payments Inc.	62,700	2,291
*	QLogic Corp.	137,000	2,277
*	Motorola Inc.	347,230	2,264
*	Compuware Corp.	258,162	2,060
*	Arrow Electronics Inc.	91,500	2,045
*	Monster Worldwide Inc.	170,080	1,981
*	Tech Data Corp.	55,510	1,977
	Lender Processing
	Services Inc.	61,250	1,918
*	Ingram Micro Inc.	125,000	1,899
	Automatic Data
	Processing Inc.	47,100	1,896
*	Fairchild Semiconductor
	International Inc. Class A	224,958	1,892
*	Synopsys Inc.	89,121	1,860
	Accenture PLC Class A	47,700	1,844
	Microchip Technology Inc.	65,100	1,806
	Xilinx Inc.	71,336	1,802
*	SunPower Corp. Class A	147,000	1,779
	Tellabs Inc.	266,900	1,706
*	Lexmark International Inc.
	Class A	50,300	1,661
	DST Systems Inc.	42,800	1,547
	Total System Services Inc.	104,059	1,415
	National
	Semiconductor Corp.	96,600	1,300
*	Electronic Arts Inc.	90,200	1,299
	Molex Inc.	69,751	1,272
*	NCR Corp.	99,574	1,207
*	Atmel Corp.	248,700	1,194
*	Cadence Design
	Systems Inc.	205,607	1,190
	Broadridge Financial
	Solutions Inc.	58,725	1,119
*	Teradyne Inc.	110,200	1,074
	Intersil Corp. Class A	59,500	721
*	AOL Inc.	34,240	712
*	Zebra Technologies Corp.	27,257	692
*	IAC/InterActiveCorp	24,515	539
*	Novell Inc.	71,475	406

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Activision Blizzard Inc.	32,800	344
*	Novellus Systems Inc.	13,100	332
*	Advanced Micro
	Devices Inc.	38,100	279
	Harris Corp.	4,300	179
			570,303
Materials (3.7%)
	Newmont Mining Corp.	164,386	10,149
	Freeport-McMoRan
	Copper & Gold Inc.	147,454	8,719
	Monsanto Co.	180,334	8,335
	Praxair Inc.	108,400	8,237
	EI du Pont de
	Nemours & Co.	160,300	5,545
	Nucor Corp.	129,600	4,961
	Ecolab Inc.	97,200	4,365
	Dow Chemical Co.	157,840	3,744
	Sigma-Aldrich Corp.	70,000	3,488
	Airgas Inc.	51,500	3,203
	Mosaic Co.	79,300	3,091
	Ball Corp.	56,300	2,974
*	Owens-Illinois Inc.	110,900	2,933
*	Crown Holdings Inc.	116,000	2,905
*	Pactiv Corp.	100,040	2,786
	FMC Corp.	47,400	2,722
	Allegheny Technologies Inc.	60,900	2,691
	Celanese Corp. Class A	105,011	2,616
	Albemarle Corp.	65,400	2,597
	Martin Marietta
	Materials Inc.	30,600	2,595
	Scotts Miracle-Gro Co.
	Class A	55,099	2,447
	Nalco Holding Co.	118,300	2,421
*	Titanium Metals Corp.	122,710	2,159
	Sealed Air Corp.	106,072	2,092
*	Gerdau Ameristeel Corp.	191,100	2,083
	Cytec Industries Inc.	51,800	2,072
	CF Industries Holdings Inc.	32,500	2,062
	United States Steel Corp.	47,600	1,835
*	Intrepid Potash Inc.	86,205	1,687
	Reliance Steel &
	Aluminum Co.	46,300	1,674
	Cliffs Natural
	Resources Inc.	29,461	1,389
	Schnitzer Steel
	Industries Inc.	33,724	1,322
	International Paper Co.	35,900	813
	Valspar Corp.	23,400	705
	Packaging Corp. of America	26,600	586
	Southern Copper Corp.	21,000	557
	Air Products &
	Chemicals Inc.	5,700	369
	Vulcan Materials Co.	7,638	335
			115,264

			Market
			Value•
		Shares	($000)
Telecommunication Services (3.0%)
	AT&T Inc.	1,749,979	42,332
	Verizon
	Communications Inc.	756,842	21,207
*	American Tower Corp.
	Class A	153,000	6,809
*	Crown Castle
	International Corp.	125,800	4,687
*	Sprint Nextel Corp.	1,093,856	4,638
	CenturyLink Inc.	112,797	3,757
*	SBA Communications Corp.
	Class A	52,823	1,797
*	United States Cellular Corp. 32,300		1,329
	Telephone &
	Data Systems Inc.	43,601	1,325
	Qwest Communications
	International Inc.	215,164	1,130
	Telephone &
	Data Systems Inc.-
	Special Common Shares	33,200	881
*	Level 3
	Communications Inc.	788,307	859
	Frontier
	Communications Corp.	52,351	372
	Windstream Corp.	20,957	221
			91,344
Utilities (3.6%)
	Exelon Corp.	229,000	8,695
	PG&E Corp.	145,600	5,984
	NextEra Energy Inc.	122,451	5,971
	Entergy Corp.	77,000	5,515
	Sempra Energy	107,736	5,041
	Edison International	142,500	4,520
	Southern Co.	121,500	4,044
	Questar Corp.	84,700	3,853
*	AES Corp.	370,898	3,427
*	NRG Energy Inc.	159,715	3,388
	Wisconsin Energy Corp.	66,000	3,349
	EQT Corp.	84,700	3,061
	CenterPoint Energy Inc.	223,800	2,945
*	Calpine Corp.	231,380	2,943
	Northeast Utilities	110,600	2,818
	Integrys Energy Group Inc.	61,481	2,689
	Constellation Energy
	Group Inc.	83,300	2,686
	NSTAR	76,600	2,681
	SCANA Corp.	74,200	2,653
	Duke Energy Corp.	163,592	2,617
	Dominion Resources Inc.	67,086	2,599
	CMS Energy Corp.	173,986	2,549
	MDU Resources Group Inc.	137,050	2,471
	Energen Corp.	55,200	2,447
	NV Energy Inc.	201,083	2,375
	Public Service Enterprise
	Group Inc.	69,800	2,187

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
* Mirant Corp.	204,904	2,164
* RRI Energy Inc.	555,216	2,104
Allegheny Energy Inc.	101,089	2,091
FirstEnergy Corp.	55,900	1,969
Aqua America Inc.	107,583	1,902
American Water
Works Co. Inc.	87,200	1,796
DPL Inc.	75,000	1,793
Ormat Technologies Inc.	43,800	1,239
UGI Corp.	34,466	877
NiSource Inc.	35,920	521
American Electric
Power Co. Inc.	9,300	300
		110,264
Total Common Stocks
(Cost $2,971,341)		3,070,108
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market
Liquidity Fund, 0.286%
(Cost $11,332)	11,332,389	11,332
Total Investments (100.4%)
(Cost $2,982,673)		3,081,440
Other Assets and Liabilities (-0.4%)
Other Assets		6,197
Liabilities		(18,308)
		(12,111)
Net Assets (100%)		3,069,329

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	2,943,573
Undistributed Net Investment Income	20,881
Accumulated Net Realized Gains	6,108
Unrealized Appreciation (Depreciation)	98,767
Net Assets	3,069,329

Investor Shares—Net Assets
Applicable to 19,468,365 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	493,974
Net Asset Value Per Share—
Investor Shares	$25.37

Admiral Shares—Net Assets
Applicable to 46,180,257 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,359,077
Net Asset Value Per Share—
Admiral Shares	$51.08

Institutional Shares—Net Assets
Applicable to 8,519,227 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	216,278
Net Asset Value Per Share—
Institutional Shares	$25.39
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends	27,952
Interest[1]	2
Total Income	27,954
Expenses
The Vanguard Group—Note B
Investment Advisory Services	151
Management and Administrative—Investor Shares	462
Management and Administrative—Admiral Shares	1,177
Management and Administrative—Institutional Shares	59
Marketing and Distribution—Investor Shares	55
Marketing and Distribution—Admiral Shares	220
Marketing and Distribution—Institutional Shares	21
Custodian Fees	21
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,176
Net Investment Income	25,778
Realized Net Gain (Loss) on Investment Securities Sold	69,634
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(313,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	(217,971)
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,778	51,307
Realized Net Gain (Loss)	69,634	503,633
Change in Unrealized Appreciation (Depreciation)	(313,383)	198,768
Net Increase (Decrease) in Net Assets Resulting from Operations	(217,971)	753,708
Distributions
Net Investment Income
Investor Shares	(58)	(8,348)
Admiral Shares	(496)	(38,731)
Institutional Shares	(41)	(3,674)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(595)	(50,753)
Capital Share Transactions
Investor Shares	(31,654)	(33,530)
Admiral Shares	1,738	(52,132)
Institutional Shares	6,803	(9,224)
Net Increase (Decrease) from Capital Share Transactions	(23,113)	(94,886)
Total Increase (Decrease)	(241,679)	608,069
Net Assets
Beginning of Period	3,311,008	2,702,939
End of Period[1]	3,069,329	3,311,008
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $20,881,000 and ($4,302,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.19	$21.39	$35.13	$33.62	$29.80	$28.05
Investment Operations
Net Investment Income	.202	.410	.498	.530	.471	.352
Net Realized and Unrealized Gain (Loss)
on Investments	(2.019)	5.799	(13.738)	1.513	3.821	1.752
Total from Investment Operations	(1.817)	6.209	(13.240)	2.043	4.292	2.104
Distributions
Dividends from Net Investment Income	(.003)	(.409)	(.500)	(.533)	(.472)	(.354)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.409)	(.500)	(.533)	(.472)	(.354)
Net Asset Value, End of Period	$25.37	$27.19	$21.39	$35.13	$33.62	$29.80

Total Return[1]	-6.68%	29.03%	-37.63%	6.07%	14.40%	7.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$494	$560	$473	$782	$832	$857
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.21%	0.16%	0.15%	0.15%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.48%[2]	1.74%	1.66%	1.51%	1.51%	1.25%
Portfolio Turnover Rate	9%[2]	26%	8%	5%	5%	8%
1 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$54.72	$43.04	$70.70	$67.68	$60.00	$56.46
Investment Operations
Net Investment Income	.432	.855	1.040	1.113	.990	.729
Net Realized and Unrealized Gain (Loss)
on Investments	(4.061)	11.673	(27.656)	3.026	7.680	3.543
Total from Investment Operations	(3.629)	12.528	(26.616)	4.139	8.670	4.272
Distributions
Dividends from Net Investment Income	(.011)	(.848)	(1.044)	(1.119)	(.990)	(.732)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.848)	(1.044)	(1.119)	(.990)	(.732)
Net Asset Value, End of Period	$51.08	$54.72	$43.04	$70.70	$67.68	$60.00

Total Return[1]	-6.63%	29.11%	-37.58%	6.11%	14.44%	7.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,359	$2,526	$2,045	$3,283	$2,941	$2,360
Ratio of Total Expenses to
Average Net Assets	0.12%[2]	0.15%	0.10%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.56%[2]	1.80%	1.72%	1.57%	1.56%	1.29%
Portfolio Turnover Rate	9%[2]	26%	8%	5%	5%	8%
1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.19	$21.38	$35.13	$33.63	$29.81	$28.05
Investment Operations
Net Investment Income	.220	.439	.525	.551	.500	.384
Net Realized and Unrealized Gain (Loss)
on Investments	(2.015)	5.806	(13.748)	1.513	3.820	1.752
Total from Investment Operations	(1.795)	6.245	(13.223)	2.064	4.320	2.136
Distributions
Dividends from Net Investment Income	(.005)	(.435)	(.527)	(.564)	(.500)	(.376)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.435)	(.527)	(.564)	(.500)	(.376)
Net Asset Value, End of Period	$25.39	$27.19	$21.38	$35.13	$33.63	$29.81

Total Return[1]	-6.60%	29.21%	-37.57%	6.13%	14.49%	7.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$216	$225	$185	$291	$218	$204
Ratio of Total Expenses to
Average Net Assets	0.08%[2]	0.09%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.60%[2]	1.86%	1.75%	1.59%	1.59%	1.32%
Portfolio Turnover Rate	9%[2]	26%	8%	5%	5%	8%
1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Tax-Managed Capital Appreciation Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $628,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $63,526,000 to offset future net capital gains of $771,000 through December 31, 2011, and $62,755,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $2,982,673,000. Net unrealized appreciation of investment securities for tax purposes was $98,767,000, consisting of unrealized gains of $507,119,000 on securities that had risen in value since their purchase and $408,352,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Capital Appreciation Fund

E. During the six months ended June 30, 2010, the fund purchased $148,886,000 of investment securities and sold $146,207,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	22,356	808	49,773	2,206
Issued in Lieu of Cash Distributions	53	2	7,346	271
Redeemed[1]	(54,063)	(1,944)	(90,649)	(3,992)
Net Increase (Decrease)—Investor Shares	(31,654)	(1,134)	(33,530)	(1,515)
Admiral Shares
Issued	78,555	1,401	148,604	3,294
Issued in Lieu of Cash Distributions	397	7	30,074	551
Redeemed[1]	(77,214)	(1,385)	(230,810)	(5,209)
Net Increase (Decrease)—Admiral Shares	1,738	23	(52,132)	(1,364)
Institutional Shares
Issued	7,204	246	22,720	973
Issued in Lieu of Cash Distributions	30	1	2,538	93
Redeemed[1]	(431)	(15)	(34,482)	(1,411)
Net Increase (Decrease)—Institutional Shares	6,803	232	(9,224)	(345)
1 Net of redemption fees for fiscal 2010 and 2009 of $175,000 and $759,000, respectively (fund totals).

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	0.93%	1.03%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	Index
Number of Stocks	602	600	4,114
Median Market Cap	$0.9B	$0.9B	$25.2B
Price/Earnings Ratio	25.3x	26.4x	17.6x
Price/Book Ratio	1.6x	1.6x	1.9x
Return on Equity	12.0%	11.7%	19.1%
Earnings Growth Rate	6.1%	5.9%	6.6%
Dividend Yield	1.0%	1.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	42%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	Index
Consumer
Discretionary	15.8%	15.8%	11.4%
Consumer Staples	3.5	3.5	10.4
Energy	5.1	5.1	9.4
Financials	18.9	19.1	17.5
Health Care	13.6	13.6	11.7
Industrials	16.5	16.2	10.8
Information
Technology	18.5	18.6	18.7
Materials	3.8	3.8	3.9
Telecommunication
Services	0.5	0.5	2.7
Utilities	3.8	3.8	3.5

Volatility Measures
		DJ
	S&P	U.S. Total
	SmallCap	Market
	600 Index	Index
R-Squared	1.00	0.90
Beta	0.99	1.16
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Skyworks Solutions Inc.	Semiconductors	0.8%
SM Energy Co.	Oil & Gas
	Exploration &
	Production	0.6
East West Bancorp Inc.	Regional Banks	0.6
Salix Pharmaceuticals	Pharmaceuticals
Ltd.		0.6
Varian Semiconductor	Semiconductor
Equipment Associates	Equipment
Inc.		0.5
Oil States International	Oil & Gas
Inc.	Equipment &
	Services	0.5
Watsco Inc.	Trading Companies
	& Distributors	0.5
ProAssurance Corp.	Property & Casualty
	Insurance	0.5
Concur Technologies	Application
Inc.	Software	0.5
Cooper Cos. Inc.	Health Care
	Supplies	0.5
Top Ten		5.6%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.18% for Investor Shares and 0.08% for Institutional Shares.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	3/25/1999	23.56%	0.88%	5.59%
Fee-Adjusted Returns		22.33	0.88	5.59
Institutional Shares	4/21/1999	23.71	0.95	5.67
Fee-Adjusted Returns		22.48	0.95	5.67

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (15.8%)
*	Deckers Outdoor Corp.	53,480	7,641
	Polaris Industries Inc.	136,993	7,483
*	Carter’s Inc.	246,235	6,464
*	Live Nation
	Entertainment Inc.	605,655	6,329
*	Coinstar Inc.	134,164	5,765
	Hillenbrand Inc.	256,694	5,491
	Wolverine World Wide Inc.	209,676	5,288
*	Skechers U.S.A. Inc. Class A	144,321	5,271
*	Gymboree Corp.	121,353	5,183
*	Childrens Place Retail
	Stores Inc.	117,037	5,152
*	Capella Education Co.	60,152	4,893
*	OfficeMax Inc.	349,006	4,558
	Brunswick Corp.	364,799	4,534
	Cracker Barrel
	Old Country Store Inc.	96,809	4,507
	Pool Corp.	202,742	4,444
*	Jack in the Box Inc.	228,036	4,435
*	Iconix Brand Group Inc.	295,637	4,248
*	Jo-Ann Stores Inc.	112,138	4,206
*	JOS A Bank Clothiers Inc.	75,667	4,085
	Men’s Wearhouse Inc.	215,696	3,960
*	HSN Inc.	164,364	3,945
	PF Chang’s China Bistro Inc.	94,742	3,757
*	CROCS Inc.	353,454	3,740
	Buckle Inc.	105,140	3,409
*	American Public
	Education Inc.	75,718	3,309
	Monro Muffler Brake Inc.	82,127	3,246
*	CEC Entertainment Inc.	90,145	3,179
	Finish Line Inc. Class A	223,087	3,108
	NutriSystem Inc.	127,825	2,932
	CKE Restaurants Inc.	227,877	2,855
*	Hibbett Sports Inc.	118,446	2,838
*	Blue Nile Inc.	59,993	2,824
	Arbitron Inc.	109,630	2,810
*	Helen of Troy Ltd.	125,914	2,778

			Market
			Value•
		Shares	($000)
*	Buffalo Wild Wings Inc.	74,717	2,733
	Brown Shoe Co. Inc.	177,018	2,687
	Cato Corp. Class A	121,994	2,686
*	Texas Roadhouse Inc.
	Class A	212,857	2,686
	Unifirst Corp.	59,396	2,615
*	Genesco Inc.	98,259	2,585
*	Group 1 Automotive Inc.	101,098	2,379
*	Cabela’s Inc.	166,819	2,359
*	Pinnacle Entertainment Inc.	247,990	2,346
*	True Religion Apparel Inc.	104,842	2,314
*	Ruby Tuesday Inc.	266,285	2,263
*	Meritage Homes Corp.	131,377	2,139
*	Peet’s Coffee & Tea Inc.	54,112	2,125
*	BJ’s Restaurants Inc.	87,021	2,054
*	Interval Leisure Group Inc.	163,011	2,029
*	Papa John’s
	International Inc.	87,537	2,024
*	Universal Technical
	Institute Inc.	83,499	1,974
*	Quiksilver Inc.	531,137	1,965
*	Sonic Corp.	252,097	1,954
*	Maidenform Brands Inc.	90,994	1,853
	National Presto
	Industries Inc.	19,806	1,839
	Fred’s Inc. Class A	163,240	1,805
*	Shuffle Master Inc.	221,177	1,772
*	DineEquity Inc.	62,735	1,752
	PEP Boys-
	Manny Moe & Jack	191,714	1,699
	PetMed Express Inc.	94,490	1,682
	Stage Stores Inc.	156,747	1,674
*	Liz Claiborne Inc.	391,699	1,653
*	Jakks Pacific Inc.	114,941	1,653
	Callaway Golf Co.	264,925	1,600
*	La-Z-Boy Inc.	212,830	1,581
*	Drew Industries Inc.	77,506	1,566
*	California Pizza Kitchen Inc.	99,550	1,508
	Ethan Allen Interiors Inc.	107,284	1,501
*	Lumber Liquidators
	Holdings Inc.	64,021	1,494

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Biglari Holdings Inc.	5,039	1,446
*	RC2 Corp.	88,184	1,421
*	Sonic Automotive Inc.
	Class A	163,621	1,401
*	Zumiez Inc.	85,811	1,382
*	Standard Pacific Corp.	404,348	1,346
	Superior Industries
	International Inc.	95,498	1,283
*	Volcom Inc.	68,030	1,263
*	Pre-Paid Legal Services Inc.	27,652	1,258
*	K-Swiss Inc. Class A	111,367	1,251
	Oxford Industries Inc.	57,256	1,198
*	Winnebago Industries Inc.	119,384	1,187
	Big 5 Sporting Goods Corp.	88,967	1,169
	Sturm Ruger & Co. Inc.	78,471	1,124
*	Red Robin Gourmet
	Burgers Inc.	64,291	1,103
	Haverty Furniture Cos. Inc.	76,832	944
*	Universal Electronics Inc.	56,364	937
	HOT Topic Inc.	182,267	926
	Christopher & Banks Corp.	148,263	918
*	EW Scripps Co. Class A	120,239	896
*	Perry Ellis International Inc.	42,299	854
	Blyth Inc.	24,461	833
	Marcus Corp.	86,260	816
*	Landry’s Restaurants Inc.	33,215	812
*	Movado Group Inc.	74,063	791
*	M/I Homes Inc.	76,394	736
*	Stein Mart Inc.	108,178	674
*	MarineMax Inc.	90,263	626
	Standard Motor
	Products Inc.	75,175	607
	Spartan Motors Inc.	137,026	576
*	Audiovox Corp. Class A	76,951	566
	Lithia Motors Inc. Class A	87,396	540
*	Tuesday Morning Corp.	130,801	522
	Kid Brands Inc.	73,708	518
*	Multimedia Games Inc.	112,781	508
	Skyline Corp.	28,094	506
*	Ruth’s Hospitality Group Inc.	118,051	493
*	Monarch Casino &
	Resort Inc.	46,684	473
*	Arctic Cat Inc.	50,485	460
*	Midas Inc.	59,340	455
*	O’Charleys Inc.	77,754	412
*	Zale Corp.	99,474	157
*	Nautilus Inc.	89,440	136
			254,740
Consumer Staples (3.5%)
	Casey’s General Stores Inc.	211,121	7,368
*	TreeHouse Foods Inc.	147,008	6,712
*	United Natural Foods Inc.	177,694	5,310
	Sanderson Farms Inc.	79,932	4,056
	Diamond Foods Inc.	89,296	3,670
*	Hain Celestial Group Inc.	168,434	3,397

			Market
			Value•
		Shares	($000)
*	Boston Beer Co. Inc.
	Class A	40,812	2,753
*	Darling International Inc.	339,623	2,551
	J&J Snack Foods Corp.	58,334	2,456
	Andersons Inc.	75,336	2,455
*	Central Garden and Pet Co.
	Class A	266,328	2,389
	WD-40 Co.	68,566	2,290
	Lance Inc.	132,504	2,185
	Nash Finch Co.	51,549	1,761
	Cal-Maine Foods Inc.	52,004	1,661
*	Medifast Inc.	57,539	1,491
*	Alliance One
	International Inc.	367,213	1,307
	Spartan Stores Inc.	92,155	1,264
	Calavo Growers Inc.	48,569	872
*	Great Atlantic &
	Pacific Tea Co.	113,016	441
*	Mannatech Inc.	67,056	133
			56,522
Energy (5.1%)
	SM Energy Co.	260,550	10,464
*	Oil States International Inc.	207,392	8,209
*	SEACOR Holdings Inc.	95,357	6,738
	World Fuel Services Corp.	251,572	6,526
	CARBO Ceramics Inc.	79,121	5,712
*	Dril-Quip Inc.	124,752	5,492
	Lufkin Industries Inc.	123,378	4,810
	Holly Corp.	179,595	4,774
*	Bristow Group Inc.	148,167	4,356
*	Swift Energy Co.	155,215	4,177
	Penn Virginia Corp.	187,364	3,768
*	Tetra Technologies Inc.	311,810	2,831
*	Petroleum
	Development Corp.	79,287	2,031
*	Stone Energy Corp.	172,295	1,923
*	ION Geophysical Corp.	513,583	1,787
*	Petroquest Energy Inc.	218,941	1,480
*	Hornbeck Offshore
	Services Inc.	94,710	1,383
*	Superior Well Services Inc.	76,043	1,271
*	Pioneer Drilling Co.	222,969	1,264
*	Matrix Service Co.	108,644	1,011
	Gulf Island Fabrication Inc.	59,006	916
*	Basic Energy Services Inc.	94,601	728
*	Seahawk Drilling Inc.	48,596	472
			82,123
Exchange-Traded Fund (3.5%)
1	Vanguard REIT ETF	1,200,000	55,788

Financials (15.5%)
	East West Bancorp Inc.	613,403	9,354
*	ProAssurance Corp.	135,342	7,682
*	Signature Bank	172,840	6,570
*	Stifel Financial Corp.	146,983	6,378

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Umpqua Holdings Corp.	484,811	5,566
	Delphi Financial Group Inc.	196,209	4,789
*	Portfolio Recovery
	Associates Inc.	69,576	4,646
	Susquehanna
	Bancshares Inc.	531,805	4,430
	UMB Financial Corp.	123,548	4,393
	Glacier Bancorp Inc.	296,497	4,350
	Wintrust Financial Corp.	127,656	4,256
	Cash America
	International Inc.	122,059	4,183
	First Financial
	Bankshares Inc.	86,149	4,143
	Tower Group Inc.	185,637	3,997
	Hancock Holding Co.	117,169	3,909
	United Bankshares Inc.	157,702	3,775
	RLI Corp.	71,667	3,763
	BioMed Realty Trust Inc.	232,636	3,743
*	Ezcorp Inc. Class A	201,090	3,730
	Old National Bancorp	359,424	3,724
	First Midwest Bancorp Inc.	305,231	3,712
	Whitney Holding Corp.	397,755	3,679
	National Retail
	Properties Inc.	170,992	3,666
	Entertainment
	Properties Trust	95,214	3,625
	Tanger Factory
	Outlet Centers	83,644	3,461
	Home Properties Inc.	74,592	3,362
	Selective Insurance
	Group Inc.	219,307	3,259
	Kilroy Realty Corp.	107,162	3,186
	Mid-America Apartment
	Communities Inc.	61,837	3,183
	National Penn
	Bancshares Inc.	514,351	3,091
	First Financial Bancorp	203,479	3,042
	Community Bank
	System Inc.	135,132	2,977
	Columbia Banking
	System Inc.	161,435	2,948
	LaSalle Hotel Properties	142,468	2,931
	NBT Bancorp Inc.	141,939	2,898
*	Investment Technology
	Group Inc.	178,591	2,868
	Healthcare Realty Trust Inc.	127,139	2,793
*	optionsXpress Holdings Inc.	175,707	2,766
*	Forestar Group Inc.	150,188	2,697
	PrivateBancorp Inc. Class A	241,286	2,673
	DiamondRock
	Hospitality Co.	316,763	2,604
	Employers Holdings Inc.	175,341	2,583
	Infinity Property &
	Casualty Corp.	54,293	2,507
	Extra Space Storage Inc.	178,774	2,485
*	World Acceptance Corp.	64,703	2,479

			Market
			Value•
		Shares	($000)
	Horace Mann
	Educators Corp.	161,567	2,472
*	First Cash Financial
	Services Inc.	109,410	2,385
	Safety Insurance Group Inc.	61,954	2,294
*	Piper Jaffray Cos.	71,045	2,289
	Post Properties Inc.	100,066	2,275
*	Navigators Group Inc.	53,093	2,184
	Brookline Bancorp Inc.	243,148	2,159
	Medical Properties
	Trust Inc.	227,325	2,146
	Independent Bank Corp.	86,297	2,130
	PS Business Parks Inc.	37,335	2,083
	Colonial Properties Trust	142,119	2,065
	Home Bancshares Inc.	88,706	2,023
	Boston Private Financial
	Holdings Inc.	312,025	2,006
	S&T Bancorp Inc.	99,688	1,970
	EastGroup Properties Inc.	55,182	1,963
	Sovran Self Storage Inc.	56,666	1,951
	Sterling Bancshares Inc.	412,716	1,944
	Bank of the Ozarks Inc.	53,603	1,901
	City Holding Co.	65,392	1,823
	United Fire & Casualty Co.	91,666	1,817
	Trustco Bank Corp. NY	316,293	1,771
*	Pinnacle Financial
	Partners Inc.	137,047	1,761
*	National Financial
	Partners Corp.	172,643	1,687
	Simmons First
	National Corp. Class A	63,377	1,664
	Franklin Street
	Properties Corp.	139,331	1,645
	First Commonwealth
	Financial Corp.	313,094	1,644
	Acadia Realty Trust	82,419	1,386
	Lexington Realty Trust	227,670	1,368
*	AMERISAFE Inc.	77,832	1,366
*	United Community
	Banks Inc.	340,479	1,345
	Dime Community
	Bancshares	104,606	1,290
	Pennsylvania Real Estate
	Investment Trust	100,775	1,231
	Tompkins Financial Corp.	31,689	1,196
	Inland Real Estate Corp.	147,929	1,172
	LTC Properties Inc.	47,878	1,162
*	Nara Bancorp Inc.	133,776	1,128
	SWS Group Inc.	118,202	1,123
*	eHealth Inc.	96,594	1,098
	Bank Mutual Corp.	188,153	1,069
	American Physicians
	Capital Inc.	34,200	1,055
	Sterling Bancorp	109,830	988
*	TradeStation Group Inc.	135,701	916
	Presidential Life Corp.	85,277	776

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	LaBranche & Co. Inc.	176,849	757
	Urstadt Biddle
	Properties Inc. Class A	44,601	719
	Cedar Shopping Centers Inc.	116,649	702
	Wilshire Bancorp Inc.	79,277	694
	Stewart Information
	Services Corp.	75,169	678
	Parkway Properties Inc.	41,602	606
	Kite Realty Group Trust	128,168	536
	Rewards Network Inc.	36,268	496
*	Hanmi Financial Corp.	209,187	264
	South Financial Group Inc.	880,725	240
*	First BanCorp	311,850	165
*	Hanmi Financial Corp.
	Rights Exp. 07/12/2010	209,187	13
			250,447
Health Care (13.6%)
*	Salix Pharmaceuticals Ltd.	235,668	9,198
	Cooper Cos. Inc.	192,116	7,644
*	AMERIGROUP Corp.	213,971	6,950
*	American Medical Systems
	Holdings Inc.	312,198	6,906
*	HMS Holdings Corp.	114,930	6,232
*	Regeneron
	Pharmaceuticals Inc.	273,747	6,110
*	Haemonetics Corp.	108,696	5,817
*	Catalyst Health
	Solutions Inc.	164,329	5,669
*	Dionex Corp.	74,961	5,582
*	Parexel International Corp.	246,824	5,351
*	Amedisys Inc.	120,591	5,302
	Chemed Corp.	93,944	5,133
*	Magellan Health
	Services Inc.	140,978	5,120
*	Cubist Pharmaceuticals Inc.	246,697	5,082
	West Pharmaceutical
	Services Inc.	136,548	4,983
*	PSS World Medical Inc.	234,623	4,962
	Quality Systems Inc.	78,218	4,536
*	Centene Corp.	201,940	4,342
*	Eclipsys Corp.	235,918	4,209
*	Align Technology Inc.	267,183	3,973
*	Par Pharmaceutical Cos. Inc.	144,172	3,743
*	Odyssey HealthCare Inc.	137,414	3,672
*	Viropharma Inc.	319,440	3,581
*	inVentiv Health Inc.	139,492	3,571
*	Savient Pharmaceuticals Inc.	276,090	3,479
*	Gentiva Health Services Inc.	121,673	3,286
*	Martek Biosciences Corp.	137,402	3,258
*	Integra LifeSciences
	Holdings Corp.	85,382	3,159
*	Healthspring Inc.	201,863	3,131
*	Phase Forward Inc.	178,737	2,981
	Meridian Bioscience Inc.	167,537	2,848
	Invacare Corp.	133,390	2,767
*	MWI Veterinary Supply Inc.	50,632	2,545

			Market
			Value•
		Shares	($000)
	Analogic Corp.	53,365	2,429
*	Neogen Corp.	91,930	2,395
*	Zoll Medical Corp.	88,362	2,395
*	Hanger Orthopedic
	Group Inc.	131,696	2,365
	Landauer Inc.	38,829	2,364
*	Cyberonics Inc.	98,394	2,330
*	Amsurg Corp. Class A	127,588	2,274
*	Conmed Corp.	120,354	2,242
*	RehabCare Group Inc.	101,884	2,219
*	Bio-Reference Labs Inc.	98,194	2,177
*	Greatbatch Inc.	95,836	2,138
*	Abaxis Inc.	90,805	1,946
*	Natus Medical Inc.	117,308	1,911
*	Merit Medical Systems Inc.	115,546	1,857
*	PharMerica Corp.	126,481	1,854
*	LHC Group Inc.	62,306	1,729
*	Healthways Inc.	138,996	1,657
	Computer Programs &
	Systems Inc.	40,304	1,649
*	Molina Healthcare Inc.	54,786	1,578
*	Symmetry Medical Inc.	147,748	1,557
*	Omnicell Inc.	132,947	1,554
*	ICU Medical Inc.	47,533	1,529
*	IPC The Hospitalist Co. Inc.	55,992	1,405
*	eResearchTechnology Inc.	173,179	1,365
*	Air Methods Corp.	45,054	1,340
*	Genoptix Inc.	71,448	1,229
*	Almost Family Inc.	33,764	1,179
*	SurModics Inc.	71,624	1,175
*	Cross Country
	Healthcare Inc.	126,972	1,141
*	Emergent Biosolutions Inc.	68,599	1,121
*	Res-Care Inc.	105,600	1,020
*	AMN Healthcare
	Services Inc.	134,408	1,005
*	Corvel Corp.	29,333	991
*	Kensey Nash Corp.	39,883	946
	Cantel Medical Corp.	53,302	890
*	Hi-Tech Pharmacal Co. Inc.	38,697	887
*	Palomar Medical
	Technologies Inc.	75,816	848
*	Kendle International Inc.	60,968	702
*	CryoLife Inc.	117,594	634
*	Medcath Corp.	76,227	599
*	Enzo Biochem Inc.	137,692	560
*	Arqule Inc.	116,740	502
*	LCA-Vision Inc.	77,900	432
*	Cambrex Corp.	121,106	382
*	Osteotech Inc.	76,745	243
			219,867
Industrials (16.5%)
	Watsco Inc.	134,222	7,774
	CLARCOR Inc.	210,887	7,491
	Toro Co.	134,464	6,605
*	EMCOR Group Inc.	280,706	6,504

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Baldor Electric Co.	178,235	6,431
*	Moog Inc. Class A	192,447	6,203
*	Esterline Technologies Corp.	126,936	6,023
*	Teledyne Technologies Inc.	153,591	5,926
	Curtiss-Wright Corp.	195,170	5,668
*	United Stationers Inc.	102,294	5,572
	Brady Corp. Class A	216,263	5,389
	Actuant Corp. Class A	279,744	5,268
*	Tetra Tech Inc.	254,325	4,987
	Knight Transportation Inc.	240,542	4,869
*	HUB Group Inc. Class A	157,093	4,714
	Triumph Group Inc.	68,876	4,589
	Kaydon Corp.	138,309	4,545
	AO Smith Corp.	94,157	4,537
	Belden Inc.	192,455	4,234
*	Geo Group Inc.	201,953	4,191
*	Old Dominion Freight
	Line Inc.	115,449	4,057
	ABM Industries Inc.	192,673	4,037
	Simpson
	Manufacturing Co. Inc.	158,868	3,900
	Applied Industrial
	Technologies Inc.	153,865	3,896
	Mueller Industries Inc.	155,219	3,818
*	Orbital Sciences Corp.	235,848	3,719
	Briggs & Stratton Corp.	206,232	3,510
	Watts Water
	Technologies Inc. Class A	121,073	3,470
	Healthcare Services
	Group Inc.	179,262	3,397
*	Insituform Technologies Inc.
	Class A	161,409	3,306
	Forward Air Corp.	119,520	3,257
*	II-VI Inc.	106,612	3,159
	Heartland Express Inc.	216,916	3,150
	Robbins & Myers Inc.	135,950	2,956
	Barnes Group Inc.	179,105	2,936
	Acuity Brands Inc.	80,000	2,910
	American Science &
	Engineering Inc.	37,253	2,839
	Skywest Inc.	231,058	2,824
	ESCO Technologies Inc.	109,255	2,813
	Quanex Building
	Products Corp.	156,320	2,703
*	AAR Corp.	160,439	2,686
	Allegiant Travel Co. Class A	62,266	2,658
*	Stanley Inc.	66,819	2,498
	Interface Inc. Class A	232,334	2,495
*	Mobile Mini Inc.	149,638	2,436
	Universal Forest
	Products Inc.	79,866	2,421
	Badger Meter Inc.	61,867	2,394
*	SYKES Enterprises Inc.	166,360	2,367
*	EnPro Industries Inc.	83,812	2,359
	Kaman Corp.	106,582	2,358
	Cubic Corp.	63,831	2,322

			Market
			Value•
		Shares	($000)
*	Astec Industries Inc.	81,729	2,266
*	Ceradyne Inc.	104,568	2,235
	Administaff Inc.	92,426	2,233
	Arkansas Best Corp.	104,524	2,169
*	TrueBlue Inc.	181,540	2,031
*	Griffon Corp.	181,429	2,007
*	Consolidated Graphics Inc.	46,027	1,990
	AZZ Inc.	50,829	1,869
	Bowne & Co. Inc.	165,592	1,858
*	Exponent Inc.	56,510	1,849
	Albany International Corp.	113,280	1,834
	CIRCOR International Inc.	69,976	1,790
	John Bean
	Technologies Corp.	116,176	1,772
	Lindsay Corp.	51,376	1,628
*	Kelly Services Inc. Class A	109,209	1,624
	Heidrick & Struggles
	International Inc.	70,223	1,602
	G&K Services Inc. Class A	76,488	1,579
	Federal Signal Corp.	255,656	1,544
	Comfort Systems USA Inc.	156,605	1,513
	Viad Corp.	84,699	1,495
	Encore Wire Corp.	78,391	1,426
	Tredegar Corp.	85,718	1,399
*	Dolan Co.	123,931	1,378
*	Dycom Industries Inc.	160,992	1,376
	Cascade Corp.	37,583	1,338
*	Aerovironment Inc.	61,264	1,331
*	ATC Technology Corp.	82,582	1,331
	Standex International Corp.	51,345	1,302
*	Gibraltar Industries Inc.	124,504	1,257
	Apogee Enterprises Inc.	115,191	1,248
	AAON Inc.	52,019	1,213
*	School Specialty Inc.	65,845	1,190
*	SFN Group Inc.	212,348	1,159
	Applied Signal
	Technology Inc.	54,936	1,079
*	Vicor Corp.	80,846	1,010
*	Powell Industries Inc.	35,825	979
*	GenCorp Inc.	209,665	918
	CDI Corp.	52,584	817
*	On Assignment Inc.	148,587	747
*	NCI Building Systems Inc.	74,354	622
*	Lydall Inc.	71,117	543
*	Volt Information
	Sciences Inc.	50,019	420
	Lawson Products Inc.	16,814	286
	Standard Register Co.	53,624	168
			266,596
Information Technology (18.5%)
*	Skyworks Solutions Inc.	739,664	12,419
*	Varian Semiconductor
	Equipment Associates Inc.	308,941	8,854
*	Concur Technologies Inc.	179,189	7,648
*	Cybersource Corp.	295,847	7,553

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Cypress
	Semiconductor Corp.	678,648	6,814
*	Veeco Instruments Inc.	171,381	5,875
*	Viasat Inc.	168,483	5,486
*	Arris Group Inc.	534,824	5,450
*	Progress Software Corp.	178,095	5,348
*	CACI International Inc.
	Class A	124,359	5,283
*	Anixter International Inc.	119,315	5,083
*	Microsemi Corp.	342,151	5,006
*	Wright Express Corp.	159,121	4,726
*	Plexus Corp.	170,460	4,558
	MAXIMUS Inc.	71,923	4,162
*	Benchmark Electronics Inc.	258,760	4,101
*	j2 Global
	Communications Inc.	186,336	4,070
	Blackbaud Inc.	183,730	4,000
*	CommVault Systems Inc.	176,480	3,971
*	Hittite Microwave Corp.	88,692	3,968
*	TriQuint Semiconductor Inc.	635,352	3,882
*	Taleo Corp. Class A	158,806	3,857
*	MKS Instruments Inc.	205,050	3,839
*	Synaptics Inc.	138,356	3,805
*	Cymer Inc.	123,941	3,723
*	Tekelec	279,344	3,699
*	Blue Coat Systems Inc.	175,070	3,577
*	Comtech
	Telecommunications Corp.	116,713	3,493
*	JDA Software Group Inc.	153,572	3,376
*	Websense Inc.	178,486	3,373
*	Cabot Microelectronics Corp.	97,413	3,370
*	Tessera Technologies Inc.	205,497	3,298
*	DG FastChannel Inc.	97,006	3,160
*	Take-Two Interactive
	Software Inc.	343,372	3,090
*	FEI Co.	156,454	3,084
	Cognex Corp.	163,745	2,879
*	Littelfuse Inc.	90,317	2,855
*	Checkpoint Systems Inc.	161,316	2,800
*	MicroStrategy Inc. Class A	37,213	2,794
*	DealerTrack Holdings Inc.	166,643	2,741
*	Scansource Inc.	109,774	2,737
*	Manhattan Associates Inc.	93,428	2,574
*	Netgear Inc.	143,950	2,568
*	CSG Systems
	International Inc.	139,787	2,562
*	Insight Enterprises Inc.	189,551	2,494
*	DTS Inc.	72,012	2,367
	Heartland Payment
	Systems Inc.	154,647	2,295
*	Diodes Inc.	144,564	2,294
*	SYNNEX Corp.	87,070	2,231
*	Harmonic Inc.	398,212	2,166
*	Standard
	Microsystems Corp.	91,870	2,139
*	Intermec Inc.	203,045	2,081

			Market
			Value•
		Shares	($000)
	Park Electrochemical Corp.	84,861	2,071
*	Brooks Automation Inc.	266,624	2,061
*	OSI Systems Inc.	74,158	2,059
*	Stratasys Inc.	83,394	2,048
	United Online Inc.	351,737	2,026
*	Netscout Systems Inc.	142,442	2,026
*	Brightpoint Inc.	289,016	2,023
*	Kulicke &
	Soffa Industries Inc.	287,000	2,015
	Black Box Corp.	72,205	2,014
*	Ebix Inc.	126,107	1,977
	MTS Systems Corp.	67,969	1,971
*	ATMI Inc.	130,463	1,910
*	Forrester Research Inc.	61,094	1,849
	Micrel Inc.	177,885	1,811
*	Rogers Corp.	65,183	1,810
*	Cogent Inc.	200,248	1,804
*	Tyler Technologies Inc.	114,036	1,770
*	EPIQ Systems Inc.	134,425	1,738
*	TeleTech Holdings Inc.	132,323	1,706
*	TTM Technologies Inc.	177,873	1,690
*	Advanced Energy
	Industries Inc.	136,983	1,684
*	comScore Inc.	100,071	1,648
*	Radiant Systems Inc.	113,267	1,638
*	Ultratech Inc.	98,446	1,602
*	Epicor Software Corp.	191,201	1,528
*	Electro Scientific
	Industries Inc.	113,361	1,514
	Methode Electronics Inc.	153,872	1,499
*	Avid Technology Inc.	117,284	1,493
*	ADPT Corp.	497,697	1,438
*	Actel Corp.	107,868	1,383
*	Newport Corp.	149,178	1,352
*	Supertex Inc.	53,262	1,313
	CTS Corp.	140,018	1,294
*	Exar Corp.	180,414	1,250
*	FARO Technologies Inc.	66,619	1,246
*	THQ Inc.	279,361	1,207
	Cohu Inc.	97,147	1,178
*	Smith Micro Software Inc.	122,296	1,163
*	Compellent
	Technologies Inc.	94,397	1,144
*	Mercury Computer
	Systems Inc.	97,004	1,138
*	Sigma Designs Inc.	110,317	1,104
*	Perficient Inc.	123,653	1,102
*	Infospace Inc.	145,471	1,094
	Daktronics Inc.	142,729	1,070
*	Sonic Solutions Inc.	125,957	1,052
*	Pericom
	Semiconductor Corp.	105,413	1,012
*	Intevac Inc.	91,714	979
*	Rudolph Technologies Inc.	127,651	964
*	Knot Inc.	123,560	961
*	EMS Technologies Inc.	62,897	945

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Radisys Corp.	98,760	940
*	Kopin Corp.	275,265	933
*	Symmetricom Inc.	180,575	919
*	Interactive Intelligence Inc.	52,516	863
*	Digi International Inc.	101,731	841
	Bel Fuse Inc. Class B	48,175	795
*	Ciber Inc.	286,059	792
*	Novatel Wireless Inc.	127,124	730
*	NCI Inc. Class A	28,481	643
*	DSP Group Inc.	94,905	606
*	Gerber Scientific Inc.	103,255	552
	Agilysys Inc.	82,041	549
	Technitrol Inc.	163,484	517
	Keithley Instruments Inc.	56,253	497
*	Integral Systems Inc.	70,896	450
*	Stamps.com Inc.	43,640	447
*	Network Equipment
	Technologies Inc.	125,075	436
*	Phoenix Technologies Ltd.	144,865	419
*	Hutchinson Technology Inc.	96,472	418
*	PC-Tel Inc.	77,217	389
*	Tollgrade
	Communications Inc.	52,955	334
*	LoJack Corp.	74,712	276
*	StarTek Inc.	51,025	199
			299,497
Materials (3.8%)
	Eagle Materials Inc.	180,615	4,683
	HB Fuller Co.	200,811	3,813
	Schweitzer-Mauduit
	International Inc.	75,446	3,806
	Texas Industries Inc.	114,710	3,389
*	PolyOne Corp.	381,636	3,213
	Arch Chemicals Inc.	103,545	3,183
*	Calgon Carbon Corp.	230,843	3,056
*	OM Group Inc.	126,111	3,009
*	RTI International Metals Inc.	123,999	2,990
	Balchem Corp.	115,689	2,892
*	Clearwater Paper Corp.	47,088	2,579
	A Schulman Inc.	128,452	2,436
	AMCOL International Corp.	102,596	2,411
	Stepan Co.	31,536	2,158
*	Century Aluminum Co.	237,070	2,093
	Deltic Timber Corp.	44,320	1,853
*	Brush Engineered
	Materials Inc.	83,196	1,662
*	Buckeye Technologies Inc.	159,537	1,587
	Zep Inc.	88,948	1,551
*	Wausau Paper Corp.	201,690	1,365
	Quaker Chemical Corp.	45,910	1,244
	Neenah Paper Inc.	60,305	1,104
*	LSB Industries Inc.	72,655	967
	Myers Industries Inc.	116,390	942
*	AM Castle & Co.	66,005	917
	Olympic Steel Inc.	37,360	858
*	Headwaters Inc.	247,858	704

		Market
		Value•
	Shares	($000)
American Vanguard Corp.	85,766	680
* Penford Corp.	47,160	306
		61,451
Telecommunication Services (0.5%)
NTELOS Holdings Corp.	123,233	2,120
* Neutral Tandem Inc.	138,353	1,557
* General Communication Inc.
Class A	183,804	1,395
* Cbeyond Inc.	110,560	1,382
USA Mobility Inc.	92,992	1,201
		7,655
Utilities (3.8%)
Piedmont Natural
Gas Co. Inc.	297,081	7,516
New Jersey
Resources Corp.	174,949	6,158
Southwest Gas Corp.	192,581	5,681
South Jersey Industries Inc.	123,027	5,285
Northwest Natural Gas Co.	109,594	4,775
Unisource Energy Corp.	148,225	4,473
Avista Corp.	225,894	4,412
Allete Inc.	123,550	4,230
NorthWestern Corp.	148,500	3,891
* El Paso Electric Co.	181,177	3,506
UIL Holdings Corp.	123,541	3,092
Laclede Group Inc.	92,018	3,049
CH Energy Group Inc.	65,048	2,553
American States Water Co.	76,494	2,535
Central Vermont Public
Service Corp.	48,145	950
		62,106
Total Common Stocks
(Cost $1,481,655)		1,616,792
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market
Liquidity Fund, 0.286%
(Cost $2,673)	2,672,865	2,673
Total Investments (100.2%)
(Cost $1,484,328)		1,619,465
Other Assets and Liabilities (-0.2%)
Other Assets		2,859
Liabilities		(6,792)
		(3,933)
Net Assets (100%)		1,615,532

Tax-Managed Small-Cap Fund

At June 30, 2010, net assets consisted of:

Amount
($000)
Paid-in Capital	1,603,353
Undistributed Net Investment Income	2,430
Accumulated Net Realized Losses	(125,388)
Unrealized Appreciation (Depreciation)	135,137
Net Assets	1,615,532

Investor Shares—Net Assets
Applicable to 69,794,487 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,504,188
Net Asset Value Per Share—
Investor Shares	$21.55

Institutional Shares—Net Assets
Applicable to 5,153,477 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	111,344
Net Asset Value Per Share—
Institutional Shares	$21.61

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends[1]	6,923
Interest[1]	2
Total Income	6,925
Expenses
The Vanguard Group—Note B
Investment Advisory Services	103
Management and Administrative—Investor Shares	1,128
Management and Administrative—Institutional Shares	22
Marketing and Distribution—Investor Shares	192
Marketing and Distribution—Institutional Shares	14
Custodian Fees	16
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,483
Net Investment Income	5,442
Realized Net Gain (Loss) on Investment Securities Sold[1]	38,267
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(59,431)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,722)
1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $7,000, $2,000, and $4,081,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
NNet Investment Income	5,442	11,045
Realized Net Gain (Loss)	38,267	(23,922)
Change in Unrealized Appreciation (Depreciation)	(59,431)	348,762
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,722)	335,885
Distributions
Net Investment Income
Investor Shares	(207)	(10,627)
Institutional Shares	(14)	(769)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(221)	(11,396)
Capital Share Transactions
Investor Shares	(9,289)	(28,534)
Institutional Shares	14,297	(29,900)
Net Increase (Decrease) from Capital Share Transactions	5,008	(58,434)
Total Increase (Decrease)	(10,935)	266,055
Net Assets
Beginning of Period	1,626,467	1,360,412
End of Period[1]	1,615,532	1,626,467
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,430,000 and ($2,791,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$21.75	$17.44	$25.62	$25.72	$22.70	$21.25
Investment Operations
Net Investment Income	.072	.146	.266	.229	.191	.193
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.269)	4.316	(8.174)	(.097)	3.023	1.454
Total from Investment Operations	(.197)	4.462	(7.908)	.132	3.214	1.647
Distributions
Dividends from Net Investment Income	(.003)	(.152)	(.272)	(.232)	(.194)	(.197)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.152)	(.272)	(.232)	(.194)	(.197)
Net Asset Value, End of Period	$21.55	$21.75	$17.44	$25.62	$25.72	$22.70

Total Return[2]	-0.91%	25.59%	-30.82%	0.51%	14.15%	7.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,504	$1,527	$1,258	$1,793	$1,756	$1,458
Ratio of Total Expenses to
Average Net Assets	0.18%[3]	0.19%	0.14%	0.13%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.63%[3]	0.79%	1.16%	0.86%	0.78%	0.92%
Portfolio Turnover Rate[4]	42%[3]	37%	32%	53%	42%	20%
1 Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.01, and $.01.
2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$21.80	$17.47	$25.66	$25.77	$22.74	$21.28
Investment Operations
Net Investment Income	.084	.161	.275	.242	.209	.213
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.271)	4.337	(8.184)	(.108)	3.028	1.454
Total from Investment Operations	(.187)	4.498	(7.909)	.134	3.237	1.667
Distributions
Dividends from Net Investment Income	(.003)	(.168)	(.281)	(.244)	(.207)	(.207)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.168)	(.281)	(.244)	(.207)	(.207)
Net Asset Value, End of Period	$21.61	$21.80	$17.47	$25.66	$25.77	$22.74

Total Return[2]	-0.86%	25.75%	-30.77%	0.51%	14.23%	7.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$111	$99	$102	$171	$128	$94
Ratio of Total Expenses to
Average Net Assets	0.08%[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.73%[3]	0.89%	1.21%	0.90%	0.83%	0.97%
Portfolio Turnover Rate[4]	42%[3]	37%	32%	53%	42%	20%
1 Includes increases from redemption fees of $.00, $.02, $.01, $.01, $.01, and $.01.
2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $335,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.13% o Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $152,278,000 to offset future net capital gains of $2,167,000 through December 31, 2011, $9,132,000 through December 31, 2015, $86,306,000 through December 31, 2016, and $54,673,000 through December 31, 2017. In addition, the fund realized losses of $1,338,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $1,484,328,000. Net unrealized appreciation of investment securities for tax purposes was $135,137,000, consisting of unrealized gains of $294,713,000 on securities that had risen in value since their purchase and $159,576,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2010, the fund purchased $369,410,000 of investment securities and sold $357,532,000 of investment securities, other than temporary cash investments.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	57,489	2,480	105,058	6,047
Issued in Lieu of Cash Distributions	170	7	8,601	396
Redeemed[1]	(66,948)	(2,898)	(142,193)	(8,400)
Net Increase (Decrease)—Investor Shares	(9,289)	(411)	(28,534)	(1,957)
Institutional Shares
Issued	15,245	636	12,280	712
Issued in Lieu of Cash Distributions	10	—	562	26
Redeemed[1]	(958)	(41)	(42,742)	(2,022)
Net Increase (Decrease)—Institutional Shares	14,297	595	(29,900)	(1,284)
1 Net of redemption fees for fiscal 2010 and 2009 of $180,000 and $893,000, respectively (fund totals).

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load”.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$982.99	$0.74
Tax-Managed Growth and Income Fund
Investor Shares	$1,000.00	$932.76	$0.96
Admiral Shares	1,000.00	933.14	0.58
Institutional Shares	1,000.00	933.29	0.38
Tax-Managed Capital Appreciation Fund
Investor Shares	$1,000.00	$933.16	$0.96
Admiral Shares	1,000.00	933.66	0.58
Institutional Shares	1,000.00	933.96	0.38
Tax-Managed Small-Cap Fund
Investor Shares	$1,000.00	$990.93	$0.89
Institutional Shares	1,000.00	991.41	0.39
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.05	$0.75
Tax-Managed Growth and Income Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.40	0.40
Tax-Managed Capital Appreciation Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.40	0.40
Tax-Managed Small-Cap Fund
Investor Shares	$1,000.00	$1,023.90	$0.90
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.15%; for the Tax-Managed Growth and Income Fund, 0.20% for Investor Shares, 0.12% for Admiral Shares, and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.20% for Investor Shares, 0.12% for Admiral Shares, and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.18% for Investor Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Managed Balanced Fund, Tax-Managed Capital Appreciation Fund, Tax-Managed Growth and Income Fund, and Tax-Managed Small-Cap Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Moody’s Investors Service and Standard & Poor’s, and the higher rating for each issue is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.
1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, Vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q872 082010

Vanguard Tax-Managed International
Fund Semiannual Report

June 30, 2010

Investor Shares
Institutional Shares
Vanguard Europe Pacific ETF Shares

> For the six months ended June 30, 2010, Vanguard Tax-Managed International Fund—including the Europe Pacific ETF—returned about –14%.

> Among major markets, stocks in the United Kingdom, France, and Spain were responsible for most of the fund’s decline.

> The energy, financial, and materials sectors had the weakest results.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	31
Trustees Approve Advisory Arrangement.	33
Glossary.	34

Tax-Managed International Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
Total
Returns
Vanguard Tax-Managed International Fund
Investor Shares	-13.68%
Institutional Shares	-13.65
Europe Pacific ETF Shares
Market Price	-14.44
Net Asset Value	-13.62
MSCI EAFE Index	-13.23
International Funds Average	-11.70
International Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Your Fund’s Performance at a Glance
December 31, 2009 , Through June 30, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Investor Shares	$10.95	$9.45	$0.003	$0.000
Institutional Shares	10.96	9.46	0.004	0.000
Europe Pacific ETF Shares	34.06	29.41	0.011	0.000

1

Chairman’s Letter

Dear Shareholder,

International stocks slid in the first six months of this year amid mounting concerns about European sovereign debt, China’s slowing growth, and the sustainability of the global economic recovery.

For the half-year ended June 30, Vanguard Tax-Managed International Fund returned about –14% for all share classes, including the Europe Pacific ETF (based on net asset value). As the period ended, temporary price differences arising from fair-value pricing policies placed the fund’s return a bit farther behind that of the MSCI EAFE Index (–13.23%) than we normally expect. (See page 5 for an explanation of fair-value pricing.) The fund seeks to track its index, but its tax-efficiency mandate is another factor that can create discrepancies between their results.

The fund trailed the –11.70% average return of its peer group, which includes mutual funds that invest in emerging markets.

The Tax-Managed International Fund’s negative results reflect both the poor performance of stock markets in developed countries abroad and the strengthening of the U.S. dollar, which trimmed dollar-denominated returns from these markets.

2

Weakness in European markets dominated stock returns abroad
International markets considerably lagged the broad U.S. market in the half-year, ending even deeper in negative territory. In Europe, Greece’s financial woes precipitated unusual market volatility that culminated in a double-digit decline for the region as a whole. In Asia, larger developed markets fell slightly as investors concluded that the global economic recovery could be weaker than expected. Emerging market stocks outpaced developed markets in Europe, but not those in Asia.

After pulling back a bit in January from 2009’s strong gains, U.S. stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. As worries persisted about possible fallout from Europe’s sovereign debt problems, many investors sought safety in U.S. Treasuries. Higher-quality

Market Barometer

			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

CPI
Consumer Price Index	0.93%	1.05%	2.30%

3

corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

Sovereign-debt worries pulled down the fund’s returns
The portfolio of Vanguard Tax-Managed International Fund is roughly two-thirds European stocks and a third stocks from the Pacific region. The fund’s European stocks returned about –16% in the first half of the year. The declines weren’t as steep in local currencies, but the weakness of the euro and British pound sterling against the U.S. dollar created a stiff headwind for U.S.-based investors.

Global stock markets pulled back as fears sparked by the debt crisis in Greece (–49%) spread to other countries viewed as fiscally shaky, including Spain (–33%), Portugal (–25%), Italy (–27%), and Ireland (–19%). Worried investors pummeled the stocks of European banks—including those in the United Kingdom, Germany, and France—and others with significant stakes in these heavily indebted nations.

Expense Ratios
Your Fund Compared With Its Peer Group
			Europe
			Pacific
	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Tax-Managed International Fund	0.20%	0.10%	0.15%	1.44%
The fund expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the fund’s annualized expense ratios were 0.18% for Investor Shares, 0.08% for Institutional Shares, and 0.15% for Europe Pacific ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: International Funds.

4

In an effort to contain this financial crisis, the European Union and the International Monetary Fund lent Greece the equivalent of $145 billion in exchange for a pledge of fiscal austerity measures. Eurozone countries also created a $1 trillion fund to bail out any other member that risked defaulting on sovereign debt. These steps helped quell some of the panic.

Besides financials, European stocks in the energy and materials sectors struggled during the six months. For Europe’s energy stocks, BP’s deep-sea disaster in the Gulf of Mexico and falling crude oil prices led to a –27% aggregate return. The United Kingdom market, which represents about a fifth of the fund’s assets, was hurt most by the decline in this sector. European materials stocks fell –18% on signs of a slowdown in demand from China.

Sweden and Denmark were the only two European markets in the fund with positive returns for the period.

In the developed countries of the Pacific Rim, stocks returned about –6% in aggregate for the six months. Markets in this region did not escape the ripple effects from Europe’s debt woes. The stocks of financial institutions from Japan to Hong Kong shaved a percentage point from the fund’s regional return for the six months.

Investment insight

A note on fair-value pricing
The return of a fund that tracks an index sometimes may appear to diverge from the index’s return a bit more than would be expected. This may be the result of a fair-
value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4
p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

Japan and Australia, which represent about 88% of the Pacific Rim stocks, were the most significant detractors from returns for the region. For Japan, the largest market in the fund and its benchmark, much of the decline came from consumer discretionary stocks. Weaker global demand for electronics and autos as well as recalls and strikes faced by some of Japan’s large automakers led to the sector’s sluggish result. Australian returns were hurt most by financial stocks, but companies in the materials sector also suffered. The country’s large mining firms endured falling prices for minerals, including zinc, aluminum, and copper, a result in part of waning demand from China.

A long-term perspective is critical in down markets
The past six months have been tumultuous for investors in international markets, particularly Europe. Although such periods can be frustrating, the markets’ ups and downs are an integral part of investing.

As always, we encourage investors to develop a portfolio that includes stock, bond, and cash investments in proportions consistent with their individual goals and risk tolerance. Such a balanced portfolio can help buffer your assets from the markets’ worst outcomes while giving you the opportunity to participate in the best.

An investment in a well-diversified international fund, such as Vanguard Tax-Managed International Fund, can play a useful role in such a portfolio. Vanguard research suggests that the benefits of including international holdings in an investment program usually become more apparent in the long run, as differences emerge in the economic and financial performances of various countries.

Thank you, as always, for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 16, 2010

6

Tax-Managed International Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
			Europe
			Pacific
	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTMGX	VTMNX	VEA
Expense Ratio[1]	0.20%	0.10%	0.15%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	944	964	1,812
Median Market Cap $28.6B		$28.6B	$24.9B
Price/Earnings Ratio	16.4x	16.5x	16.2x
Price/Book Ratio	1.4x	1.4x	1.6x
Return on Equity	17.3%	17.3%	18.1%
Earnings Growth Rate 0.9%		0.8%	4.6%
Dividend Yield	3.3%	3.3%	3.0%
Turnover Rate
(Annualized)	5%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer
Discretionary	10.3%	10.2%	8.9%
Consumer Staples	10.7	10.6	9.1
Energy	7.2	7.1	10.2
Financials	23.6	24.4	25.3
Health Care	9.1	9.0	6.4
Industrials	12.4	12.3	10.5
Information
Technology	5.3	5.2	6.8
Materials	10.1	10.1	11.9
Telecommunication
Services	5.7	5.6	6.1
Utilities	5.6	5.5	4.8

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.98	0.96
Beta	1.02	0.95
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Packaged Foods &
	Meats	1.9%
BHP Billiton Ltd.	Diversified Metals
	& Mining	1.9
HSBC Holdings PLC	Diversified Banks	1.8
Royal Dutch Shell PLC	Integrated Oil &
	Gas	1.8
Vodafone Group PLC	Wireless
	Telecommunication
	Services	1.2
Novartis AG	Pharmaceuticals	1.2
Roche Holding AG	Pharmaceuticals	1.1
Toyota Motor Corp.	Automobile
	Manufacturers	1.1
Total SA	Integrated Oil &
	Gas	1.1
BP PLC	Integrated Oil &
	Gas	1.0
Top Ten		14.1%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated April 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.18% for Investor Shares, 0.08% for Institutional Shares, and 0.15% for Europe Pacific ETF Shares.

7

Tax-Managed International Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	21.0%	21.2%	14.5%
France	9.8	9.9	6.7
Switzerland	8.1	8.1	5.5
Germany	7.9	7.9	5.4
Spain	3.5	3.5	2.4
Sweden	2.9	2.9	2.0
Italy	2.9	2.9	1.9
Netherlands	2.8	2.7	1.8
Finland	1.1	1.0	0.7
Denmark	1.0	1.0	0.7
Other	2.8	2.8	1.9
Subtotal	63.8%	63.9%	43.5%
Pacific
Japan	23.3%	23.5%	16.0%
Australia	7.7	8.2	5.6
Hong Kong	2.6	2.6	1.8
Singapore	1.7	1.7	1.2
Other	0.1	0.1	0.1
Subtotal	35.4%	36.1%	24.7%
Middle East	0.8%	0.0%	0.6%
Emerging Markets
Other	0.0%	0.0%	23.3%
North America	0.0%	0.0%	7.9%

8

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010

Average Annual Total Returns: Periods Ended June 30, 2010

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/17/1999	4.76%	1.04%	0.19%
Fee-Adjusted Returns		3.74	1.04	0.19
Institutional Shares	1/4/2001	4.84	1.10	1.47[1]
Fee-Adjusted Returns		3.82	1.10	1.47[1]
Europe Pacific ETF Shares	7/20/2007
Market Price		4.08	—	-14.38[1]
Net Asset Value		4.82	—	-14.15[1]
1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years.

See Financial Highlights for dividend and capital gains information.

9

Tax-Managed International Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (100.0%)
Australia (7.7%)
BHP Billiton Ltd.	2,091,466	65,065
Commonwealth Bank
of Australia	956,625	38,674
Westpac Banking Corp.	1,856,056	32,716
Australia & New Zealand
Banking Group Ltd.	1,582,966	28,432
National Australia
Bank Ltd.	1,323,329	25,586
Woolworths Ltd.	779,128	17,636
Rio Tinto Ltd.	275,095	15,129
Wesfarmers Ltd.	631,368	15,091
Woodside Petroleum Ltd.	342,301	11,898
QBE Insurance Group Ltd.	648,638	9,842
CSL Ltd.	359,008	9,802
Newcrest Mining Ltd.	308,618	9,004
Telstra Corp. Ltd.	2,760,386	7,524
Origin Energy Ltd.	558,217	6,964
Macquarie Group Ltd.	212,755	6,539
Foster’s Group Ltd.	1,224,155	5,798
AMP Ltd.	1,321,661	5,736
Santos Ltd.	542,444	5,669
Suncorp-Metway Ltd.	839,820	5,619
Orica Ltd.	230,134	4,841
Amcor Ltd.	785,043	4,184
Brambles Ltd.	898,807	4,093
Insurance Australia
Group Ltd.	1,425,053	4,054
Coca-Cola Amatil Ltd.	378,507	3,790
AGL Energy Ltd.	291,714	3,588
Transurban Group	862,553	3,062
AXA Asia Pacific
Holdings Ltd.	669,141	3,061
ASX Ltd.	121,677	2,968
Computershare Ltd.	294,167	2,601
* Fortescue Metals
Group Ltd.	746,026	2,530

			Market
			Value•
		Shares	($000)
	Incitec Pivot Ltd.	1,070,357	2,421
*	Asciano Group	1,780,822	2,391
	WorleyParsons Ltd.	126,913	2,335
	Cochlear Ltd.	37,041	2,307
	Wesfarmers Ltd. Price
	Protected Shares	93,546	2,243
	Lend Lease Group	355,294	2,164
	TABCORP Holdings Ltd.	403,811	2,140
	Leighton Holdings Ltd.	88,913	2,138
	Sonic Healthcare Ltd.	243,575	2,120
	BlueScope Steel Ltd.	1,194,769	2,077
	Alumina Ltd.	1,597,121	2,021
	OneSteel Ltd.	812,040	2,009
	Metcash Ltd.	569,226	2,001
	Crown Ltd.	307,493	1,993
	Toll Holdings Ltd.	436,004	1,986
	CSR Ltd.	1,254,262	1,757
*	OZ Minerals Ltd.	2,097,101	1,661
	Boral Ltd.	402,566	1,613
	Tatts Group Ltd.	834,186	1,564
*	James Hardie
	Industries SE	294,246	1,524
*	Arrow Energy Ltd.	369,834	1,497
	Fairfax Media Ltd.	1,363,193	1,489
	Bendigo and Adelaide
	Bank Ltd.	218,117	1,487
*	Qantas Airways Ltd.	751,549	1,378
*	Paladin Energy Ltd.	455,832	1,357
	Sims Metal
	Management Ltd.	93,730	1,332
	Harvey Norman
	Holdings Ltd.	442,112	1,221
	Goodman Fielder Ltd.	984,707	1,110
	MAp Group	448,081	1,004
	Aristocrat Leisure Ltd.	313,008	954
	Billabong International Ltd.	127,462	926
	Caltex Australia Ltd.	98,370	772
	SP AusNet	1,056,076	678
	MacArthur Coal Ltd.	67,354	673

10

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Energy Resources
	of Australia Ltd.	50,565	558
	Sims Metal
	Management Ltd. ADR	3,072	43
			418,440
Austria (0.3%)
	Erste Group Bank AG	118,847	3,771
	OMV AG	99,595	2,991
	Telekom Austria AG	226,844	2,522
	Voestalpine AG	69,155	1,883
	Verbund AG	53,591	1,640
*	Raiffeisen International
	Bank Holding AG	39,863	1,514
	Vienna Insurance Group	33,245	1,380
			15,701
Belgium (0.9%)
	Anheuser-Busch InBev NV	454,087	21,833
	Delhaize Group SA	64,358	4,670
*	KBC Groep NV	105,119	4,029
	Solvay SA Class A	41,001	3,501
	Belgacom SA	106,442	3,347
	Ageas	1,337,952	2,977
	Colruyt SA	9,968	2,345
	UCB SA	74,300	2,333
	Umicore	75,033	2,165
*	Dexia SA	395,892	1,382
	Mobistar SA	19,099	1,015
			49,597
Denmark (1.0%)
	Novo Nordisk A/S Class B	274,217	22,155
	AP Moller - Maersk A/S
	Class B	845	6,655
*	Danske Bank A/S	291,380	5,607
*	Vestas Wind Systems A/S	127,547	5,308
	Carlsberg A/S Class B	69,611	5,305
	Novozymes A/S	27,727	2,959
	AP Moller - Maersk A/S	331	2,517
	DSV A/S	124,350	1,790
	Coloplast A/S Class B	14,275	1,417
*	William Demant Holding AS	15,900	1,163
	Tryg AS	15,678	826
			55,702
Finland (1.1%)
	Nokia Oyj	2,354,744	19,193
	Fortum Oyj	287,269	6,306
	Sampo Oyj	272,850	5,753
	UPM-Kymmene Oyj	307,369	4,069
	Kone Oyj Class B	101,030	4,023
	Wartsila Oyj	58,275	2,650
	Stora Enso Oyj	336,005	2,428
	Metso Oyj	74,278	2,380
	Nokian Renkaat Oyj	75,423	1,846
	Neste Oil Oyj	98,914	1,435
	Kesko Oyj Class B	39,860	1,289
	Elisa Oyj	71,792	1,242

			Market
			Value•
		Shares	($000)
	Pohjola Bank PLC	111,925	1,136
	Outokumpu Oyj	74,465	1,119
	Sanoma Oyj	54,376	939
	Orion Oyj Class B	43,772	819
	Rautaruukki Oyj	50,770	740
			57,367
France (9.8%)
	Total SA	1,308,763	58,422
	Sanofi-Aventis SA	653,829	39,378
	BNP Paribas	588,011	31,635
	GDF Suez	772,242	21,971
	France Telecom SA	1,152,182	19,985
	Danone	359,947	19,297
	Air Liquide SA	175,001	17,673
	LVMH Moet Hennessy
	Louis Vuitton SA	152,551	16,604
	AXA SA	1,067,904	16,314
	Societe Generale	390,987	16,089
	Vivendi SA	764,027	15,527
	Schneider Electric SA	147,206	14,868
	Carrefour SA	372,383	14,771
	L’Oreal SA	149,094	14,598
	ArcelorMittal	534,296	14,331
	Vinci SA	271,087	11,256
	Pernod-Ricard SA	123,506	9,580
	Unibail-Rodamco SE	56,887	9,272
	Cie de St-Gobain	239,850	8,938
	Cie Generale d’Optique
	Essilor International SA	126,459	7,515
	Lafarge SA	125,682	6,853
	Cie Generale des
	Etablissements
	Michelin Class B	92,668	6,456
	Credit Agricole SA	579,424	6,012
	PPR	47,685	5,924
	Vallourec SA	34,150	5,888
	EDF SA	153,803	5,852
	Alstom SA	127,833	5,788
	Bouygues SA	144,360	5,572
*	European Aeronautic
	Defence and Space
	Co. NV	255,034	5,205
	Veolia Environnement	216,477	5,086
*	Renault SA	120,184	4,455
	Hermes International	33,246	4,407
	Accor SA	92,759	4,294
	Cap Gemini SA	92,706	4,074
*	Alcatel-Lucent	1,463,733	3,728
	Christian Dior SA	38,388	3,685
	SES SA	173,292	3,604
	Technip SA	62,595	3,590
	STMicroelectronics NV	404,684	3,214
	Sodexo	57,594	3,196
	Publicis Groupe SA	77,499	3,091
	Safran SA	107,101	2,988
	Suez Environnement Co.	172,752	2,851

11

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Casino Guichard
	Perrachon SA	35,014	2,657
*	Peugeot SA	98,169	2,495
	Lagardere SCA	75,449	2,353
	Dassault Systemes SA	38,229	2,316
*	Natixis	521,420	2,264
	Legrand SA	75,750	2,245
	Eutelsat Communications	58,608	1,962
	Groupe Eurotunnel SA	283,251	1,914
	SCOR SE	98,583	1,883
	Thales SA	57,312	1,850
	Bureau Veritas SA	32,267	1,748
*	Cie Generale de
	Geophysique-Veritas	93,494	1,663
	CNP Assurances	24,294	1,653
	Klepierre	59,490	1,644
	ICADE	15,364	1,297
	Neopost SA	17,842	1,292
	Fonciere Des Regions	15,506	1,278
*	Atos Origin SA	30,570	1,227
	Gecina SA	12,639	1,142
	Aeroports de Paris	16,896	1,084
*	Air France-KLM	90,631	1,078
	Societe BIC SA	15,014	1,066
	Eiffage SA	22,965	997
	Imerys SA	19,080	971
	Societe Television Francaise 1	69,220	902
*	JC Decaux SA	36,862	859
	Eramet	3,304	817
	PagesJaunes Groupe	77,746	801
	BioMerieux	7,772	798
	Metropole Television SA	39,238	793
	Iliad SA	9,791	760
	Ipsen SA	19,674	599
			530,245
Germany (7.9%)
	Siemens AG	511,048	45,708
	BASF SE	571,142	31,207
	E.ON AG	1,119,917	30,113
	Bayer AG	514,304	28,740
*	Daimler AG	560,979	28,377
	Allianz SE	282,062	27,917
	SAP AG	535,025	23,791
	Deutsche Bank AG	383,861	21,561
	Deutsche Telekom AG	1,769,123	20,886
	RWE AG	261,123	17,087
	Muenchener
	Rueckversicherungs AG	123,093	15,456
	Linde AG	104,019	10,938
	Bayerische Motoren
	Werke AG	207,298	10,070
	Volkswagen AG Prior Pfd.	106,669	9,360
	Deutsche Post AG	531,623	7,751
	Deutsche Boerse AG	123,121	7,480

			Market
			Value•
		Shares	($000)
	Fresenius Medical Care
	AG & Co. KGaA	124,460	6,715
	Adidas AG	131,208	6,352
	Henkel AG & Co.
	KGaA Prior Pfd.	113,125	5,524
	MAN SE	66,948	5,519
	ThyssenKrupp AG	211,092	5,202
	K&S AG	87,863	4,038
	Metro AG	79,018	4,032
	HeidelbergCement AG	85,275	4,030
*	Infineon Technologies AG	671,725	3,894
	Fresenius SE Prior Pfd.	51,150	3,379
	Beiersdorf AG	60,872	3,359
	Henkel AG & Co. KGaA	78,741	3,223
*	Commerzbank AG	456,187	3,185
	Merck KGAA	38,815	2,838
*	QIAGEN NV	138,829	2,701
	Porsche Automobil
	Holding SE Prior Pfd.	58,864	2,517
*	Deutsche Lufthansa AG	135,718	1,876
	GEA Group AG	91,513	1,821
	Volkswagen AG	19,883	1,687
*	Deutsche Postbank AG	57,863	1,677
	Hochtief AG	27,519	1,643
	Salzgitter AG	26,860	1,601
	Hannover
	Rueckversicherung AG	34,350	1,472
*	Continental AG	28,056	1,456
	RWE AG Prior Pfd.	22,605	1,361
	Wacker Chemie AG	8,832	1,279
	Bayerische Motoren
	Werke AG Prior Pfd.	34,621	1,211
	Celesio AG	53,009	1,156
	Fraport AG Frankfurt Airport
	Services Worldwide	26,292	1,118
	Fresenius SE	16,240	1,077
	Puma AG Rudolf
	Dassler Sport	3,639	967
*	TUI AG	101,415	891
	United Internet AG	72,469	794
	Suedzucker AG	43,771	791
			426,828
Greece (0.3%)
*	National Bank of Greece
	SA ADR	1,816,900	3,943
	Coca Cola Hellenic
	Bottling Co. SA	107,849	2,311
	OPAP SA	130,420	1,623
	Hellenic
	Telecommunications
	Organization SA ADR	354,485	1,326
*	Alpha Bank AE	270,961	1,324
	Bank of Cyprus Public
	Co. Ltd.	324,659	1,300
*	Public Power Corp. SA	72,430	1,039

12

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
*	EFG Eurobank Ergasias SA	195,572	868
*	Piraeus Bank SA	173,903	734
*	National Bank of Greece SA	52,587	566
	Hellenic
	Telecommunications
	Organization SA	21,242	160
			15,194
Hong Kong (2.6%)
	Sun Hung Kai
	Properties Ltd.	910,064	12,446
	Cheung Kong Holdings Ltd.	899,500	10,381
	Hong Kong Exchanges
	and Clearing Ltd.	650,800	10,150
	CLP Holdings Ltd.	1,216,932	8,808
	Hutchison Whampoa Ltd.	1,356,512	8,348
	Hong Kong & China
	Gas Co. Ltd.	2,841,776	7,027
	Li & Fung Ltd.	1,460,835	6,536
	Hang Seng Bank Ltd.	483,743	6,468
	Swire Pacific Ltd.	506,588	5,750
	Hongkong Electric
	Holdings Ltd.	884,100	5,266
	Hang Lung Properties Ltd.	1,338,810	5,121
	BOC Hong Kong
	Holdings Ltd.	2,231,500	5,082
	Wharf Holdings Ltd.	920,741	4,461
	Henderson Land
	Development Co. Ltd.	733,006	4,293
	Esprit Holdings Ltd.	759,528	4,080
	Bank of East Asia Ltd.	1,033,863	3,730
	Hang Lung Group Ltd.	526,000	2,835
	MTR Corp.	820,000	2,796
	New World
	Development Ltd.	1,621,750	2,633
	Kerry Properties Ltd.	480,000	2,074
	Sino Land Co. Ltd.	1,133,000	2,025
	Wheelock & Co. Ltd.	626,000	1,765
*	Sands China Ltd.	1,155,200	1,707
	Shangri-La Asia Ltd.	912,510	1,684
*	Wynn Macau Ltd.	863,200	1,408
	Cathay Pacific
	Airways Ltd.	669,770	1,325
	Hysan Development
	Co. Ltd.	443,000	1,252
	Yue Yuen Industrial
	Holdings Ltd.	372,000	1,155
	Hopewell Holdings Ltd.	397,500	1,123
*	Foxconn International
	Holdings Ltd.	1,681,000	1,088
	Wing Hang Bank Ltd.	109,500	1,069
*	Orient Overseas
	International Ltd.	139,300	996
	Cheung Kong
	Infrastructure
	Holdings Ltd.	220,000	815

			Market
			Value•
		Shares	($000)
	ASM Pacific
	Technology Ltd.	104,700	813
	PCCW Ltd.	2,596,000	757
	NWS Holdings Ltd.	404,000	730
	Television Broadcasts Ltd.	133,000	617
	Lifestyle International
	Holdings Ltd.	289,000	559
*	Henderson Land
	Development Co.
	Ltd. Warrants	138,201	23
			139,196
Ireland (0.3%)
	CRH PLC	436,717	9,059
	Kerry Group PLC Class A	92,964	2,582
*	Governor & Co. of the
	Bank of Ireland	1,987,375	1,601
*	Elan Corp. PLC	339,411	1,541
*	Ryanair Holdings PLC	197,762	868
*	Anglo Irish Bank Corp. Ltd.	257,065	68
			15,719
Israel (0.8%)
	Teva Pharmaceutical
	Industries Ltd.	574,637	30,023
	Israel Chemicals Ltd.	272,486	2,839
*	Bank Leumi Le-Israel BM	685,732	2,443
*	Bank Hapoalim BM	613,316	2,209
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	995,175	2,175
*	NICE Systems Ltd.	33,747	856
*	Israel Corp. Ltd.	1,251	776
	Cellcom Israel Ltd.
	(Registered)	30,018	748
	Elbit Systems Ltd.	14,138	718
	Partner Communications
	Co. Ltd.	45,275	695
*	Israel Discount Bank
	Ltd. Class A	329,440	557
*	Mizrahi Tefahot Bank Ltd.	61,478	447
	Delek Group Ltd.	2,125	440
	Makhteshim-Agan
	Industries Ltd.	117,086	391
	Discount Investment Corp.	9,957	158
	Ormat Industries	21,074	156
			45,631
Italy (2.9%)
	ENI SPA	1,625,838	29,844
	UniCredit SPA	9,661,515	21,372
	Enel SPA	4,117,183	17,433
	Assicurazioni
	Generali SPA	732,924	12,780
	Intesa Sanpaolo
	SPA (Registered)	4,835,266	12,735
	Telecom Italia SPA
	(Registered)	5,935,974	6,555

13

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Tenaris SA	301,777	5,205
	Fiat SPA	499,806	5,134
	Saipem SPA	154,748	4,713
	Telecom Italia SPA
	(Bearer)	4,023,151	3,675
	Snam Rete Gas SPA	810,025	3,233
	Unione di Banche
	Italiane SCPA	373,149	3,213
	Terna Rete Elettrica
	Nazionale SPA	876,268	3,154
	Finmeccanica SPA	269,703	2,796
	Atlantia SPA	156,604	2,775
	Parmalat SPA	1,150,795	2,675
	Mediaset SPA	424,707	2,415
*	Mediobanca SPA	304,706	2,270
	Banco Popolare SC	355,148	1,947
*	Banca Monte dei
	Paschi di Siena SPA	1,517,622	1,717
	Luxottica Group SPA	64,843	1,570
	Prysmian SPA	101,486	1,457
	Pirelli & C SPA	2,075,156	1,143
	Intesa Sanpaolo
	SPA (Bearer)	529,860	1,055
	Banca Popolare
	di Milano Scarl	252,196	1,038
	Exor SPA	55,743	937
*	Autogrill SPA	78,139	934
	Banca Carige SPA	465,405	909
	A2A SPA	591,515	808
	Mediolanum SPA	134,176	524
*	Beni Stabili SPA	93,036	71
			156,087
Japan (23.3%)
	Toyota Motor Corp.	1,712,918	58,854
	Mitsubishi UFJ Financial
	Group Inc.	7,921,144	35,968
	Honda Motor Co. Ltd.	1,031,339	30,293
	Canon Inc.	701,733	26,153
	Sumitomo Mitsui
	Financial Group Inc.	830,558	23,507
	Tokyo Electric Power
	Co. Inc.	765,270	20,818
	Takeda Pharmaceutical
	Co. Ltd.	468,994	20,145
	Nintendo Co. Ltd.	62,300	18,292
	Mitsubishi Corp.	835,386	17,283
	Sony Corp.	626,600	16,713
	Panasonic Corp.	1,233,953	15,408
	NTT DoCoMo Inc.	9,539	14,445
	East Japan Railway Co.	214,300	14,269
	Mizuho Financial Group
	Inc.	8,581,341	14,080
	Fanuc Ltd.	120,700	13,630
	Nippon Telegraph &
	Telephone Corp.	327,100	13,325
	Softbank Corp.	499,900	13,259

			Market
			Value•
		Shares	($000)
	Mitsui & Co. Ltd.	1,082,400	12,627
	Toshiba Corp.	2,513,000	12,448
	Nomura Holdings Inc.	2,213,277	12,092
	Shin-Etsu Chemical
	Co. Ltd.	259,100	12,047
	Tokio Marine Holdings Inc.	457,100	12,017
	Kansai Electric
	Power Co. Inc.	477,450	11,644
	Seven & I Holdings
	Co. Ltd.	485,220	11,117
*	Nissan Motor Co. Ltd.	1,555,700	10,841
	Komatsu Ltd.	593,900	10,694
	Nippon Steel Corp.	3,220,970	10,647
	Mitsubishi Estate Co. Ltd.	742,935	10,343
	Chubu Electric
	Power Co. Inc.	415,900	10,321
	Hitachi Ltd.	2,759,758	10,024
	Mitsubishi Electric Corp.	1,225,000	9,561
	Astellas Pharma Inc.	283,814	9,509
	JFE Holdings Inc.	291,600	9,021
	Japan Tobacco Inc.	2,849	8,864
	KDDI Corp.	1,842	8,780
	FUJIFILM Holdings Corp.	290,400	8,392
	Kyocera Corp.	103,300	8,363
	Denso Corp.	296,200	8,187
	Kao Corp.	343,401	8,080
	Central Japan Railway Co.	956	7,894
	Daiichi Sankyo Co. Ltd.	431,863	7,716
	ITOCHU Corp.	952,000	7,442
	Mitsui Fudosan Co. Ltd.	533,000	7,419
	Fujitsu Ltd.	1,170,000	7,313
	Tokyo Gas Co. Ltd.	1,569,000	7,163
	Sumitomo Corp.	712,600	7,117
	MS&AD Insurance
	Group Holdings	328,833	7,038
*	JX Holdings Inc.	1,371,050	6,777
	Kirin Holdings Co. Ltd.	536,000	6,748
	Dai-ichi Life Insurance
	Co. Ltd.	4,864	6,745
	Mitsubishi Heavy
	Industries Ltd.	1,946,000	6,713
	Sharp Corp.	633,000	6,677
	Bridgestone Corp.	396,531	6,270
	Keyence Corp.	26,608	6,153
	Murata Manufacturing
	Co. Ltd.	129,000	6,152
	Asahi Glass Co. Ltd.	649,035	6,094
	Secom Co. Ltd.	134,300	5,964
	Tokyo Electron Ltd.	109,100	5,877
	Nidec Corp.	70,000	5,860
	Tohoku Electric Power
	Co. Inc.	271,200	5,822
	Hoya Corp.	261,800	5,570
	Sumitomo Electric
	Industries Ltd.	476,700	5,555
	Kubota Corp.	723,000	5,546

14

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Marubeni Corp.	1,080,000	5,537
	Eisai Co. Ltd.	163,300	5,418
	Kyushu Electric
	Power Co. Inc.	241,000	5,405
	Ricoh Co. Ltd.	422,000	5,381
	Terumo Corp.	109,700	5,253
*	NKSJ Holdings Inc.	868,800	5,198
	Shiseido Co. Ltd.	230,100	5,072
	Fast Retailing Co. Ltd.	32,300	4,887
	Mitsui OSK Lines Ltd.	730,000	4,827
	Daiwa Securities
	Group Inc.	1,097,000	4,631
	Sumitomo Trust &
	Banking Co. Ltd.	909,000	4,628
	Daikin Industries Ltd.	151,600	4,622
	SMC Corp.	34,400	4,602
	Osaka Gas Co. Ltd.	1,262,000	4,552
	Resona Holdings Inc.	368,400	4,496
	Sumitomo Metal
	Industries Ltd.	1,971,000	4,457
	Toray Industries Inc.	871,000	4,175
	Sumitomo Metal
	Mining Co. Ltd.	334,000	4,167
	Dai Nippon Printing
	Co. Ltd.	356,800	4,118
	TDK Corp.	74,700	4,088
	Aeon Co. Ltd.	384,873	4,072
	Asahi Kasei Corp.	773,000	4,038
	Shionogi & Co. Ltd.	194,300	4,028
	NEC Corp.	1,547,400	4,017
	West Japan Railway Co.	1,098	4,015
	Suzuki Motor Corp.	202,100	3,966
	Sumitomo Realty &
	Development Co. Ltd.	233,000	3,959
	Sumitomo Chemical
	Co. Ltd.	1,017,000	3,936
	Ajinomoto Co. Inc.	435,000	3,936
	Yahoo! Japan Corp.	9,815	3,912
	Rohm Co. Ltd.	65,100	3,909
	Asahi Breweries Ltd.	224,800	3,808
	T&D Holdings Inc.	170,140	3,638
	Bank of Yokohama Ltd.	792,000	3,623
	Chugoku Electric
	Power Co. Inc.	173,500	3,573
	Nikon Corp.	205,900	3,548
	Odakyu Electric
	Railway Co. Ltd.	413,000	3,545
	Mitsubishi Chemical
	Holdings Corp.	768,500	3,508
	Shizuoka Bank Ltd.	398,000	3,469
	Yamada Denki Co. Ltd.	53,050	3,466
	Nitto Denko Corp.	105,600	3,464
	Yamato Holdings Co. Ltd.	260,000	3,441
	Hankyu Hanshin
	Holdings Inc.	765,304	3,377
	Olympus Corp.	142,100	3,366

			Market
			Value•
		Shares	($000)
	Aisin Seiki Co. Ltd.	123,300	3,320
	Nippon Yusen KK	888,000	3,236
	Kintetsu Corp.	1,057,190	3,226
	NTT Data Corp.	847	3,126
	Tokyu Corp.	767,000	3,122
	Inpex Corp.	560	3,106
	JS Group Corp.	162,412	3,100
	Daito Trust
	Construction Co. Ltd.	54,100	3,064
	Kobe Steel Ltd.	1,605,000	3,057
	Rakuten Inc.	4,222	3,051
*	Mitsubishi Motors Corp.	2,410,000	3,049
	Chiba Bank Ltd.	501,000	3,025
	Dentsu Inc.	113,200	2,990
	Konica Minolta
	Holdings Inc.	309,000	2,973
	Toppan Printing Co. Ltd.	373,000	2,950
	Shikoku Electric
	Power Co. Inc.	102,900	2,943
	Tobu Railway Co. Ltd.	545,000	2,935
	Omron Corp.	132,300	2,884
	Sekisui House Ltd.	330,859	2,830
	Daiwa House
	Industry Co. Ltd.	312,000	2,807
	OJI Paper Co. Ltd.	560,000	2,746
	Chugai Pharmaceutical
	Co. Ltd.	154,200	2,745
	Keihin Electric Express
	Railway Co. Ltd.	309,000	2,731
	Kuraray Co. Ltd.	227,500	2,669
	Unicharm Corp.	23,600	2,661
	NGK Insulators Ltd.	170,000	2,648
	Nippon Electric Glass
	Co. Ltd.	229,500	2,629
	Keio Corp.	405,000	2,615
	Hokkaido Electric Power
	Co. Inc.	119,900	2,583
	Nippon Express Co. Ltd.	572,000	2,577
	Electric Power
	Development Co. Ltd.	77,440	2,456
	Mitsubishi Tanabe
	Pharma Corp.	155,000	2,362
	Hokuriku Electric
	Power Co.	106,800	2,342
	Isuzu Motors Ltd.	774,000	2,326
	Advantest Corp.	109,700	2,292
*	Yamaha Motor Co. Ltd.	173,400	2,292
	Mazda Motor Corp.	979,000	2,288
	Oriental Land Co. Ltd.	27,000	2,256
	Kawasaki Heavy
	Industries Ltd.	924,000	2,240
	Sumitomo Heavy
	Industries Ltd.	381,000	2,236
	Ibiden Co. Ltd.	82,600	2,225
	Chuo Mitsui Trust
	Holdings Inc.	626,100	2,208

15

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Ono Pharmaceutical
	Co. Ltd.	53,800	2,181
	JGC Corp.	143,000	2,170
	Toyota Tsusho Corp.	151,193	2,155
	Benesse Holdings Inc.	47,300	2,153
	Panasonic Electric Works
	Co. Ltd.	216,000	2,123
	JSR Corp.	126,300	2,122
	Isetan Mitsukoshi
	Holdings Ltd.	215,740	2,103
	Makita Corp.	78,000	2,087
	Fuji Heavy Industries Ltd.	382,000	2,046
	NSK Ltd.	292,000	2,028
*	Mitsubishi Materials Corp.	761,000	2,023
	Hirose Electric Co. Ltd.	21,500	1,969
	Furukawa Electric Co. Ltd.	447,000	1,950
	Sega Sammy Holdings Inc.	134,588	1,933
	Kurita Water Industries Ltd.	70,000	1,913
	Nitori Co. Ltd.	21,900	1,888
	Hisamitsu Pharmaceutical
	Co. Inc.	47,500	1,884
	Fukuoka Financial
	Group Inc.	449,800	1,872
	Japan Steel Works Ltd.	212,513	1,868
	Teijin Ltd.	621,000	1,844
	Sekisui Chemical Co. Ltd.	295,000	1,840
	Nippon Paper Group Inc.	66,400	1,838
	Bank of Kyoto Ltd.	218,000	1,795
	Lawson Inc.	40,890	1,788
	THK Co. Ltd.	86,200	1,783
	Trend Micro Inc.	65,900	1,781
	Joyo Bank Ltd.	445,000	1,764
	Santen Pharmaceutical
	Co. Ltd.	48,700	1,755
	Obayashi Corp.	442,000	1,752
	Kyowa Hakko Kirin Co. Ltd.	179,000	1,698
*	Kawasaki Kisen Kaisha Ltd.	417,000	1,696
	Hachijuni Bank Ltd.	301,600	1,693
	TonenGeneral Sekiyu KK	194,000	1,679
	Sankyo Co. Ltd.	36,700	1,659
	Toyo Seikan Kaisha Ltd.	113,200	1,652
	Nissin Foods Holdings
	Co. Ltd.	44,500	1,634
	Shimano Inc.	37,500	1,609
	Gunma Bank Ltd.	302,000	1,601
	Sony Financial Holdings Inc.	480	1,601
	Stanley Electric Co. Ltd.	96,500	1,598
	Amada Co. Ltd.	242,000	1,591
	Hokuhoku Financial
	Group Inc.	854,100	1,569
	Hiroshima Bank Ltd.	391,200	1,564
	Nippon Meat Packers Inc.	126,000	1,555
	Taisei Corp.	776,000	1,552
*	Elpida Memory Inc.	99,889	1,535
	MEIJI Holdings Co. Ltd.	37,054	1,516
	Showa Denko KK	830,000	1,499

			Market
			Value•
		Shares	($000)
	SBI Holdings Inc.	12,039	1,496
	Yakult Honsha Co. Ltd.	54,000	1,469
	Takashimaya Co. Ltd.	183,860	1,466
*	All Nippon Airways Co. Ltd.	452,317	1,434
	Shimizu Corp.	419,000	1,432
	NTN Corp.	347,000	1,421
	IHI Corp.	887,000	1,412
*	Sumco Corp.	84,460	1,400
	Mitsubishi Gas
	Chemical Co. Inc.	285,000	1,382
	NGK Spark Plug Co. Ltd.	111,000	1,378
	Toho Co. Ltd.	82,900	1,374
*	Sanyo Electric Co. Ltd.	1,061,000	1,365
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	40,180	1,355
	Nishi-Nippon City Bank Ltd.	470,000	1,346
	Suruga Bank Ltd.	148,000	1,343
	J Front Retailing Co. Ltd.	277,200	1,334
	77 Bank Ltd.	247,000	1,327
	Toho Gas Co. Ltd.	247,000	1,318
	Brother Industries Ltd.	126,400	1,312
	Suzuken Co. Ltd.	39,160	1,311
	Mitsui Chemicals Inc.	469,000	1,311
	Kajima Corp.	577,000	1,308
	TOTO Ltd.	196,000	1,302
	Jupiter Telecommunications
	Co. Ltd.	1,336	1,279
	Fuji Electric Holdings
	Co. Ltd.	443,000	1,276
	Nomura Research
	Institute Ltd.	59,700	1,267
	Tsumura & Co.	41,200	1,261
	JTEKT Corp.	136,200	1,260
	Denki Kagaku Kogyo KK	270,000	1,257
	Yamaha Corp.	123,000	1,256
	Daihatsu Motor Co. Ltd.	134,000	1,247
	GS Yuasa Corp.	190,000	1,243
	Toyo Suisan Kaisha Ltd.	52,000	1,241
	NOK Corp.	77,000	1,223
	Nippon Sheet Glass
	Co. Ltd.	499,000	1,221
	Dena Co. Ltd.	45,900	1,212
	Ube Industries Ltd.	511,000	1,208
	Credit Saison Co. Ltd.	114,100	1,194
	Aeon Mall Co. Ltd.	59,000	1,169
	Keisei Electric Railway
	Co. Ltd.	208,000	1,163
	Namco Bandai Holdings Inc.	131,100	1,153
	FamilyMart Co. Ltd.	34,900	1,152
	Iyo Bank Ltd.	123,000	1,144
	Taiyo Nippon Sanso Corp.	144,000	1,144
	Konami Corp.	73,500	1,134
	Tokyu Land Corp.	324,000	1,133
	Shimamura Co. Ltd.	12,500	1,130
	Idemitsu Kosan Co. Ltd.	15,009	1,130
	Minebea Co. Ltd.	201,000	1,113

16

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Toyoda Gosei Co. Ltd.	44,100	1,094
Hitachi Chemical Co. Ltd.	58,500	1,087
Seiko Epson Corp.	83,900	1,084
Citizen Holdings Co. Ltd.	177,400	1,084
Marui Group Co. Ltd.	159,700	1,076
Hitachi Construction
Machinery Co. Ltd.	58,400	1,075
Sumitomo Rubber
Industries Ltd.	121,600	1,073
Nisshin Seifun Group Inc.	94,900	1,072
Mitsui Mining &
Smelting Co. Ltd.	401,000	1,058
Sojitz Corp.	671,800	1,050
Casio Computer Co. Ltd.	174,700	1,049
Chugoku Bank Ltd.	89,000	1,049
Yamaguchi Financial
Group Inc.	108,000	1,032
Sysmex Corp.	18,100	1,028
NHK Spring Co. Ltd.	112,000	1,024
Mitsui Engineering &
Shipbuilding Co. Ltd.	505,000	1,020
Sapporo Hokuyo
Holdings Inc.	230,900	1,018
Cosmo Oil Co. Ltd.	423,000	1,010
Kamigumi Co. Ltd.	131,000	1,005
Koito Manufacturing
Co. Ltd.	67,712	997
Daicel Chemical
Industries Ltd.	146,000	985
Mizuho Securities Co. Ltd.	436,000	972
Rinnai Corp.	18,800	965
Yokogawa Electric Corp.	150,300	930
Shimadzu Corp.	123,000	927
Taiheiyo Cement Corp.	729,000	921
Yaskawa Electric Corp.	124,000	920
Oracle Corp. Japan	18,200	894
Kansai Paint Co. Ltd.	104,000	893
Nisshin Steel Co. Ltd.	559,000	889
Tokyo Tatemono Co. Ltd.	287,000	884
Yamazaki Baking Co. Ltd.	65,000	877
Hakuhodo DY Holdings Inc.	17,410	872
Kaneka Corp.	150,000	870
Alfresa Holdings Corp.	18,000	870
Kikkoman Corp.	83,000	867
Dowa Holdings Co. Ltd.	180,600	865
Dainippon Sumitomo
Pharma Co. Ltd.	112,500	861
MediPal Holdings Corp.	72,000	855
USS Co. Ltd.	11,960	854
Nomura Real Estate
Holdings Inc.	68,071	852
Ushio Inc.	54,300	837
Hitachi Metals Ltd.	81,000	820
Air Water Inc.	70,805	773
Nissan Chemical
Industries Ltd.	67,000	749

			Market
			Value•
		Shares	($000)
	UNY Co. Ltd.	96,800	736
	McDonald’s Holdings
	Co. Japan Ltd.	31,800	712
	Obic Co. Ltd.	3,570	689
	Toyota Boshoku Corp.	46,900	685
	Asics Corp.	74,596	683
	Mitsumi Electric Co. Ltd.	40,200	682
	Mabuchi Motor Co. Ltd.	14,900	680
	Tokuyama Corp.	147,000	647
	Mitsubishi Logistics Corp.	58,000	646
	Showa Shell Sekiyu KK	92,900	641
*	Mizuho Trust & Banking
	Co. Ltd.	741,000	637
	Tosoh Corp.	245,000	634
	Tokyo Steel Manufacturing
	Co. Ltd.	53,300	616
	Hino Motors Ltd.	124,000	611
	Hitachi High-Technologies
	Corp.	32,951	605
	Nisshinbo Holdings Inc.	61,000	585
	Fuji Media Holdings Inc.	399	573
	Daido Steel Co. Ltd.	132,000	564
	Sapporo Holdings Ltd.	131,000	563
	Kinden Corp.	66,000	562
	Square Enix Holdings
	Co. Ltd.	30,400	560
	Matsui Securities Co. Ltd.	91,100	556
	Aeon Credit Service Co. Ltd.	62,210	554
	Jafco Co. Ltd.	24,700	546
	Itochu Techno-Solutions Corp.	14,900	544
	Chiyoda Corp.	74,809	543
	Acom Co. Ltd.	38,670	500
	Yamato Kogyo Co. Ltd.	20,000	499
	Shinsei Bank Ltd.	578,014	489
	Senshu Ikeda Holdings Inc.	332,000	483
	Otsuka Corp.	7,560	482
	Aozora Bank Ltd.	346,000	448
	Ito En Ltd.	28,100	430
	Coca-Cola West Co. Ltd.	23,200	383
	Canon Marketing Japan Inc.	25,600	360
	Nissha Printing Co. Ltd.	13,183	352
	ABC-Mart Inc.	8,600	337
	Shinko Electric Industries
	Co. Ltd.	25,173	327
	Maruichi Steel Tube Ltd.	15,100	289
			1,263,870
Netherlands (2.7%)
	Unilever NV	1,018,742	27,821
	Koninklijke Philips
	Electronics NV	613,459	18,319
*	ING Groep NV	2,374,931	17,576
	Koninklijke KPN NV	1,028,322	13,108
	Koninklijke Ahold NV	761,879	9,424
	ASML Holding NV	282,931	7,786
	Akzo Nobel NV	147,803	7,682
	Heineken NV	153,185	6,493

17

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	TNT NV	239,878	6,042
*	Aegon NV	1,013,030	5,381
	Reed Elsevier NV	425,282	4,708
	Koninklijke DSM NV	102,587	4,078
	Wolters Kluwer NV	176,418	3,383
*	Randstad Holding NV	69,396	2,727
	Heineken Holding NV	71,996	2,630
	Corio NV	38,580	1,873
	Fugro NV	38,160	1,763
	SBM Offshore NV	107,230	1,534
	Koninklijke Vopak NV	41,028	1,504
	Koninklijke Boskalis
	Westminster NV	34,733	1,350
	Delta Lloyd NV	39,202	661
			145,843
New Zealand (0.1%)
	Fletcher Building Ltd.	355,871	1,904
	Telecom Corp. of New
	Zealand Ltd.	1,324,606	1,706
	Sky City Entertainment
	Group Ltd.	473,582	923
	Contact Energy Ltd.	198,348	771
	Auckland International
	Airport Ltd.	568,589	727
			6,031
Norway (0.7%)
	Statoil ASA	707,991	13,639
	Telenor ASA	529,814	6,674
	DnB NOR ASA	579,443	5,573
	Yara International ASA	123,002	3,458
	Seadrill Ltd.	184,259	3,324
	Orkla ASA	495,289	3,168
	Norsk Hydro ASA	448,700	2,026
	Aker Solutions ASA	92,036	1,052
*	Renewable Energy
	Corp. ASA	275,172	651
*	Norsk Hydro ASA
	Rights Exp. 07/06/2010	136,560	70
			39,635
Portugal (0.3%)
	Portugal Telecom
	SGPS SA	381,315	3,811
	EDP - Energias de
	Portugal SA	1,167,524	3,475
	Galp Energia SGPS
	SA Class B	132,032	1,972
	Banco Comercial
	Portugues SA	1,608,755	1,208
	Banco Espirito Santo SA	281,214	1,110
	Jeronimo Martins
	SGPS SA	114,124	1,046
*	EDP Renovaveis SA	167,430	986

			Market
			Value•
		Shares	($000)
	Brisa Auto-Estradas de
	Portugal SA	119,537	723
	Cimpor Cimentos de
	Portugal SGPS SA	114,790	645
			14,976
Singapore (1.7%)
	Singapore
	Telecommunications Ltd.	5,072,290	10,966
	United Overseas Bank Ltd.	766,504	10,663
	DBS Group Holdings Ltd.	1,089,123	10,570
	Oversea-Chinese
	Banking Corp. Ltd.	1,553,300	9,781
	Keppel Corp. Ltd.	773,276	4,669
	CapitaLand Ltd.	1,660,000	4,233
	Singapore Airlines Ltd.	371,710	3,854
	Wilmar International Ltd.	772,000	3,159
	Singapore Exchange Ltd.	559,000	2,932
*	Genting Singapore PLC	3,500,000	2,895
	Singapore Press
	Holdings Ltd.	1,021,250	2,749
	City Developments Ltd.	327,000	2,574
	Fraser and Neave Ltd.	656,650	2,401
	Singapore Technologies
	Engineering Ltd.	953,906	2,230
	Noble Group Ltd.	1,777,890	2,149
	Golden
	Agri-Resources Ltd.	5,007,831	1,877
	SembCorp Industries Ltd.	581,660	1,682
	ComfortDelgro Corp. Ltd.	1,540,000	1,597
	Olam International Ltd.	862,200	1,583
	Jardine Cycle &
	Carriage Ltd.	73,037	1,554
	SembCorp Marine Ltd.	486,600	1,330
	Keppel Land Ltd.	389,000	1,073
	UOL Group Ltd.	372,750	1,004
	Yangzijiang Shipbuilding
	Holdings Ltd.	936,000	893
*	Neptune Orient Lines Ltd.	509,250	719
	Cosco Corp. Singapore Ltd.	586,000	616
	StarHub Ltd.	327,000	526
*	Golden Agri-Resources
	Ltd. Warrants
	Exp. 07/23/2012	236,188	17
			90,296
Spain (3.5%)
	Banco Santander SA	5,130,029	53,795
	Telefonica SA	2,562,293	47,466
	Banco Bilbao Vizcaya
	Argentaria SA	2,247,587	23,157
	Iberdrola SA	2,430,255	13,659
	Repsol YPF SA	466,913	9,422
	Inditex SA	132,653	7,564

18

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	ACS Actividades de
	Construccion y
	Servicios SA	85,488	3,142
	Abertis Infraestructuras SA	196,783	2,828
	Banco Popular Espanol SA	555,355	2,815
	Banco de Sabadell SA	543,956	2,463
	Red Electrica Corp. SA	67,253	2,408
	Criteria Caixacorp SA	576,017	2,356
	Gas Natural SDG SA	145,781	2,107
	Ferrovial SA	298,874	1,933
	Iberdrola Renovables SA	543,482	1,706
	Enagas	103,792	1,563
	Acciona SA	17,369	1,322
	Mapfre SA	438,957	1,194
	Bankinter SA	186,335	1,135
	Indra Sistemas SA	69,621	1,113
	Acerinox SA	71,234	1,107
	Gamesa Corp.
	Tecnologica SA	124,747	1,071
	Zardoya Otis SA	76,971	989
	Grifols SA	72,542	741
*	Iberia Lineas Aereas
	de Espana SA	260,775	736
	Gestevision Telecinco SA	78,568	698
	Fomento de Construcciones
	y Contratas SA	29,059	622
	Banco de Valencia SA	117,679	524
			189,636
Sweden (2.9%)
	Telefonaktiebolaget LM
	Ericsson Class B	1,898,874	21,063
	Hennes & Mauritz AB
	Class B	645,404	17,737
	Nordea Bank AB	2,038,774	16,812
	TeliaSonera AB	1,425,549	9,160
	Sandvik AB	649,816	7,927
	Svenska Handelsbanken
	AB Class A	315,570	7,720
*	Volvo AB Class B	694,110	7,676
	Atlas Copco AB Class A	437,614	6,398
	Skandinaviska Enskilda
	Banken AB Class A	915,818	4,853
	SKF AB	251,213	4,509
	Millicom International
	Cellular SA	49,558	4,021
	Svenska Cellulosa AB
	Class B	341,130	4,012
*	Swedbank AB Class A	413,811	3,797
	Assa Abloy AB Class B	188,800	3,774
	Electrolux AB Class B	162,761	3,721
	Skanska AB Class B	238,329	3,448
	Atlas Copco AB Class B	257,200	3,396
	Swedish Match AB	149,286	3,262
	Scania AB Class B	189,493	2,892

			Market
			Value•
		Shares	($000)
	Alfa Laval AB	221,133	2,872
	Tele2 AB	184,393	2,755
	Getinge AB	133,894	2,591
	Kinnevik Investment AB
	Class B	149,305	2,390
	Securitas AB Class B	215,506	1,954
	Boliden AB	155,730	1,721
	SSAB AB Class A	122,944	1,651
	Ratos AB	63,474	1,590
	Modern Times Group
	AB Class B	28,339	1,551
	Husqvarna AB	236,698	1,423
	Holmen AB	40,948	972
	SSAB AB Class B	57,508	690
			158,338
Switzerland (8.1%)
	Nestle SA	2,149,648	103,654
	Novartis AG	1,306,620	63,323
	Roche Holding AG	435,081	59,885
*	UBS AG	2,154,395	28,541
	Credit Suisse Group AG	699,998	26,318
	ABB Ltd.	1,370,330	23,858
	Zurich Financial
	Services AG	92,797	20,454
	Syngenta AG	59,808	13,817
	Cie Financiere
	Richemont SA	329,201	11,493
	Holcim Ltd.	155,930	10,438
	Swiss Reinsurance
	Co. Ltd.	226,100	9,290
	Swatch Group AG (Bearer)	20,278	5,719
	Swisscom AG	14,753	5,002
	SGS SA	3,313	4,471
	Synthes Inc.	35,817	4,118
	Givaudan SA	4,616	3,921
	Geberit AG	24,283	3,778
	Sonova Holding AG	30,585	3,753
	Julius Baer Group Ltd.	131,499	3,749
	Adecco SA	73,549	3,509
	Kuehne & Nagel
	International AG	32,488	3,344
	Schindler Holding AG
	(Bearer)	33,966	2,863
*	Actelion Ltd.	64,737	2,424
	Swiss Life Holding AG	22,109	2,113
	Lonza Group AG	31,611	2,105
	Sika AG	1,168	2,071
	Baloise Holding AG	29,239	2,035
	Lindt & Spruengli AG	74	1,814
	Swatch Group AG
	(Registered)	32,184	1,645
	Nobel Biocare Holding AG	93,763	1,614
	GAM Holding Ltd.	143,541	1,551
*	Logitech International SA	105,682	1,431

19

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Aryzta AG	36,213	1,393
	Lindt & Spruengli AG	591	1,282
	Straumann Holding AG	5,088	1,100
	Schindler Holding AG	12,186	1,017
	Aryzta AG	14,448	549
			439,442
United Kingdom (21.1%)
	HSBC Holdings PLC	10,781,021	98,492
	Vodafone Group PLC	32,578,401	67,127
	BP PLC	11,624,757	55,650
	GlaxoSmithKline PLC	3,215,451	54,601
	Royal Dutch Shell
	PLC Class A	1,949,991	49,210
	AstraZeneca PLC	900,275	42,444
	Royal Dutch Shell
	PLC Class B	1,670,727	40,383
	Rio Tinto PLC	897,253	39,402
	British American
	Tobacco PLC	1,237,739	39,281
	BHP Billiton PLC	1,368,093	35,473
	BG Group PLC	2,093,636	31,138
	Standard Chartered PLC	1,256,243	30,590
*	Anglo American PLC	816,646	28,456
	Barclays PLC	7,094,933	28,319
	Tesco PLC	4,955,474	27,956
	Diageo PLC	1,555,054	24,427
	Unilever PLC	796,895	21,303
*	Lloyds Banking
	Group PLC	24,817,692	19,593
	Reckitt Benckiser
	Group PLC	380,824	17,714
	Imperial Tobacco
	Group PLC	633,448	17,699
	Xstrata PLC	1,269,937	16,629
	SABMiller PLC	590,226	16,550
	National Grid PLC	2,150,459	15,700
	Centrica PLC	3,198,887	14,117
	Prudential PLC	1,577,663	11,900
	BAE Systems PLC	2,198,090	10,230
	Rolls-Royce Group PLC	1,159,046	9,674
	Scottish & Southern
	Energy PLC	575,829	9,590
	BT Group PLC	4,849,557	9,361
	Compass Group PLC	1,130,368	8,599
	Tullow Oil PLC	553,723	8,237
	Aviva PLC	1,726,648	8,024
	British Sky Broadcasting
	Group PLC	715,356	7,470
	WPP PLC	786,299	7,407
	Shire PLC	350,784	7,196
	Pearson PLC	508,491	6,688
*	Royal Bank of Scotland
	Group PLC	10,617,993	6,467
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	245,838	6,180

			Market
			Value•
		Shares	($000)
	Reed Elsevier PLC	765,499	5,676
	Experian PLC	646,588	5,623
*	Cairn Energy PLC	880,920	5,412
	Smith & Nephew PLC	559,803	5,289
	Old Mutual PLC	3,396,244	5,200
	Randgold Resources Ltd.	54,480	5,179
	WM Morrison
	Supermarkets PLC	1,274,004	5,034
	Marks & Spencer
	Group PLC	996,643	4,910
	Kingfisher PLC	1,493,966	4,680
	Legal & General
	Group PLC	3,715,786	4,331
	Capita Group PLC	392,551	4,325
	International Power PLC	965,776	4,314
	Land Securities Group PLC	481,774	3,987
	Smiths Group PLC	246,474	3,924
	J Sainsbury PLC	767,277	3,661
	Standard Life PLC	1,399,219	3,616
*	Autonomy Corp. PLC	132,440	3,610
	Man Group PLC	1,088,090	3,607
	RSA Insurance Group PLC	2,028,923	3,599
	Next PLC	120,209	3,584
	British Land Co. PLC	553,819	3,577
*	Wolseley PLC	177,012	3,514
	Carnival PLC	104,656	3,390
	United Utilities Group PLC	432,409	3,384
	G4S PLC	823,080	3,263
	Aggreko PLC	154,183	3,237
	Associated British
	Foods PLC	219,775	3,183
	ARM Holdings PLC	761,072	3,150
	Burberry Group PLC	278,352	3,144
	Johnson Matthey PLC	135,898	3,019
	Sage Group PLC	839,121	2,887
	Severn Trent PLC	152,591	2,801
	Antofagasta PLC	238,304	2,773
	Inmarsat PLC	258,400	2,740
	Petrofac Ltd.	149,506	2,630
	AMEC PLC	213,533	2,616
	Serco Group PLC	289,196	2,525
	Rexam PLC	556,258	2,502
	Admiral Group PLC	117,500	2,461
	3i Group PLC	623,832	2,460
	Vedanta Resources PLC	77,673	2,440
	Intercontinental Hotels
	Group PLC	151,630	2,390
	Hammerson PLC	455,828	2,324
	Cobham PLC	731,077	2,316
	ICAP PLC	360,559	2,161
	Whitbread PLC	102,540	2,141
	Bunzl PLC	213,592	2,139
*	Lonmin PLC	99,627	2,080
	Eurasian Natural
	Resources Corp. PLC	163,141	2,076
	Tomkins PLC	571,388	1,919

20

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Cable & Wireless
Worldwide PLC	1,481,767	1,917
Invensys PLC	523,583	1,874
Kazakhmys PLC	125,676	1,845
Investec PLC	269,259	1,812
Segro PLC	471,440	1,777
Fresnillo PLC	118,239	1,717
* ITV PLC	2,282,774	1,706
Home Retail Group PLC	511,448	1,624
Firstgroup PLC	276,358	1,500
Resolution Ltd.	1,585,251	1,499
Thomas Cook Group PLC	542,539	1,436
Capital Shopping Centres
Group PLC	303,737	1,403
Balfour Beatty PLC	394,213	1,402
Schroders PLC	73,211	1,318
* British Airways PLC	377,777	1,097
TUI Travel PLC	319,242	993
London Stock Exchange
Group PLC	100,570	840
		1,145,840
Total Common Stocks
(Cost $6,118,270)		5,419,614
Other Assets and Liabilities (0.0%)
Other Assets		24,280
Liabilities		(22,876)
		1,404
Net Assets (100%)		5,421,018

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	6,527,251
Undistributed Net Investment Income	100,107
Accumulated Net Realized Losses	(507,660)
Unrealized Appreciation (Depreciation)
Investment Securities	(698,656)
Foreign Currencies	(24)
Net Assets	5,421,018

Investor Shares—Net Assets
Applicable to 128,010,899 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,210,016
Net Asset Value Per Share—
Investor Shares	$9.45

Institutional Shares—Net Assets
Applicable to 15,639,288 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	148,022
Net Asset Value Per Share—
Institutional Shares	$9.46

ETF Shares—Net Assets
Applicable to 138,155,467 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,062,980
Net Asset Value Per Share—
ETF Shares	$29.41
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

21

Tax-Managed International Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Dividends[1]	111,017
Interest[2]	3
Total Income	111,020
Expenses
The Vanguard Group—Note B
Investment Advisory Services	219
Management and Administrative—Investor Shares	920
Management and Administrative—Institutional Shares	32
Management and Administrative—ETF Shares	2,070
Marketing and Distribution—Investor Shares	133
Marketing and Distribution—Institutional Shares	26
Marketing and Distribution—ETF Shares	639
Custodian Fees	421
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	38
Trustees’ Fees and Expenses	5
Total Expenses	4,509
Net Investment Income	106,511
Realized Net Gain (Loss)
Investment Securities Sold	171,801
Foreign Currencies	(896)
Realized Net Gain (Loss)	170,905
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,113,562)
Foreign Currencies	148
Change in Unrealized Appreciation (Depreciation)	(1,113,414)
Net Increase (Decrease) in Net Assets Resulting from Operations	(835,998)
1 Dividends are net of foreign withholding taxes of $11,442,000.
2 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Tax-Managed International Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	106,511	133,507
Realized Net Gain (Loss)	170,905	(192,276)
Change in Unrealized Appreciation (Depreciation)	(1,113,414)	1,325,206
Net Increase (Decrease) in Net Assets Resulting from Operations	(835,998)	1,266,437
Distributions
Net Investment Income
Investor Shares	(386)	(32,472)
Institutional Shares	(83)	(5,265)
ETF Shares	(1,442)	(102,044)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,911)	(139,781)
Capital Share Transactions
Investor Shares	(7,080)	772
Institutional Shares	(41,430)	(64,053)
ETF Shares	322,899	1,255,998
Net Increase (Decrease) from Capital Share Transactions	274,389	1,192,717
Total Increase (Decrease)	(563,520)	2,319,373
Net Assets
Beginning of Period	5,984,538	3,665,165
End of Period[1]	5,421,018	5,984,538
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $100,107,000 and ($3,597,000).

See accompanying Notes, which are an integral part of the Financial Statements.

23

Tax-Managed International Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.95	$8.74	$15.40	$14.16	$11.48	$10.33
Investment Operations
Net Investment Income	.185	.277[1]	.290	.332	.331	.246
Net Realized and Unrealized Gain (Loss)
on Investments	(1.682)	2.190	(6.661)	1.244	2.685	1.161
Total from Investment Operations	(1.497)	2.467	(6.371)	1.576	3.016	1.407
Distributions
Dividends from Net Investment Income	(.003)	(.257)	(.289)	(.336)	(.336)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.257)	(.289)	(.336)	(.336)	(.257)
Net Asset Value, End of Period	$9.45	$10.95	$8.74	$15.40	$14.16	$11.48

Total Return[2]	-13.68%	28.27%	-41.27%	11.15%	26.27%	13.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,210	$1,409	$1,131	$1,915	$1,624	$1,119
Ratio of Total Expenses to
Average Net Assets	0.18%[3]	0.20%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.63%[3]	2.87%	3.47%	2.71%	2.70%	2.50%
Portfolio Turnover Rate[4]	5%[3]	9%	16%	6%	4%	5%
1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 1% redemption fee on shares held for less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Tax-Managed International Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.96	$8.74	$15.41	$14.17	$11.48	$10.33
Investment Operations
Net Investment Income	.189	.288[1]	.296	.341	.348	.253
Net Realized and Unrealized Gain (Loss)
on Investments	(1.685)	2.197	(6.671)	1.244	2.685	1.161
Total from Investment Operations	(1.496)	2.485	(6.375)	1.585	3.033	1.414
Distributions
Dividends from Net Investment Income	(.004)	(.265)	(.295)	(.345)	(.343)	(.264)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.265)	(.295)	(.345)	(.343)	(.264)
Net Asset Value, End of Period	$9.46	$10.96	$8.74	$15.41	$14.17	$11.48

Total Return[2]	-13.65%	28.48%	-41.27%	11.21%	26.42%	13.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$148	$219	$242	$568	$258	$193
Ratio of Total Expenses to
Average Net Assets	0.08%[3]	0.10%	0.09%	0.09%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.73%[3]	2.97%	3.53%	2.77%	2.76%	2.56%
Portfolio Turnover Rate[4]	5%[3]	9%	16%	6%	4%	5%
1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 1% redemption fee on shares held less then five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Tax-Managed International Fund

Financial Highlights

Europe Pacific ETF Shares

	Six Months			July 20,
	Ended	Year Ended		2007[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$34.06	$27.18	$47.92	$49.99
Investment Operations
Net Investment Income	.580	.860[2]	.934	.204
Net Realized and Unrealized Gain (Loss) on Investments	(5.219)	6.836	(20.744)	(1.219)
Total from Investment Operations	(4.639)	7.696	(19.810)	(1.015)
Distributions
Dividends from Net Investment Income	(.011)	(.816)	(.930)	(1.055)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.011)	(.816)	(.930)	(1.055)
Net Asset Value, End of Period	$29.41	$34.06	$27.18	$47.92

Total Return	-13.62%	28.34%	-41.25%	-2.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,063	$4,356	$2,292	$653
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%	0.11%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	3.66%[3]	2.92%	3.51%	2.74%[3]
Portfolio Turnover Rate[4]	5%[3]	9%	16%	6%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard Europe Pacific ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

27

Tax-Managed International Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $1,032,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,312	5,414,234	68
Total	5,312	5,414,234	68

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2010:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2009	80
Change in Unrealized Appreciation (Depreciation)	(12)
Balance as of June 30, 2010	68

28

Tax-Managed International Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2010, the fund realized net foreign currency losses of $896,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended June 30, 2010, the fund realized $132,014,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $483,857,000 to offset future net capital gains of $12,748,000 through December 31, 2010, $27,239,000 through December 31, 2011, $5,174,000 through December 31, 2012, $99,680,000 through December 31, 2016, and $339,016,000 through December 31, 2017. In addition, the fund realized losses of $52,484,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $6,118,270,000. Net unrealized depreciation of investment securities for tax purposes was $698,656,000, consisting of unrealized gains of $285,620,000 on securities that had risen in value since their purchase and $984,276,000 in unrealized losses on securities that had fallen in value since their purchase.

29

Tax-Managed International Fund

E. During the six months ended June 30, 2010, the fund purchased $836,503,000 of investment securities and sold $457,131,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	65,271	6,224	125,159	14,090
Issued in Lieu of Cash Distributions	312	28	26,118	2,418
Redeemed[1]	(72,663)	(6,979)	(150,505)	(17,213)
Net Increase (Decrease)—Investor Shares	(7,080)	(727)	772	(705)
Institutional Shares
Issued	15,824	1,579	13,419	1,577
Issued in Lieu of Cash Distributions	61	6	3,723	345
Redeemed[1]	(57,315)	(5,967)	(81,195)	(9,541)
Net Increase (Decrease)—Institutional Shares	(41,430)	(4,382)	(64,053)	(7,619)
ETF Shares
Issued	633,914	19,773	1,367,568	47,062
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(311,015)	(9,500)	(111,570)	(3,500)
Net Increase (Decrease)—ETF Shares	322,899	10,273	1,255,998	43,562
1 Net of redemption fees for fiscal 2010 and 2009 of $656,000 and $931,000, respectively (fund totals).

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load”.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$863.25	$0.83
Institutional Shares	1,000.00	863.45	0.37
Europe Pacific ETF Shares	1,000.00	863.75	0.69
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.90	$0.90
Institutional Shares	1,000.00	1,024.40	0.40
Europe Pacific ETF Shares	1,000.00	1,024.05	0.75
The calculations are based on expenses incurred during the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.08% for Institutional Shares, and 0.15% for Europe Pacific ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Managed International Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

33

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

34

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.
1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, Vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1272 082010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 23, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.